As filed with the Securities and Exchange             Registration No. 033-76018
Commission on April 25, 2008

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM S-6
                       POST-EFFECTIVE AMENDMENT NO. 21 TO
                             REGISTRATION STATEMENT
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

        Variable Life Account B of ING Life Insurance and Annuity Company

                     ING Life Insurance and Annuity Company

                   One Orange Way, Windsor, Connecticut 06095

        Depositor's Telephone Number, including Area Code: (860) 580-2824

       J. Neil McMurdie, Counsel           cc: Lawrence A. Samplatsky, Esquire
 ING Life Insurance and Annuity Company    The Lincoln National Life Insurance
     One Orange Way, C1S, Windsor,                      Company
         Connecticut 06095-4774                 350 Church Street-MLW1
(NAME AND COMPLETE ADDRESS OF AGENT FOR         Hartford, CT 06103-1106
                SERVICE)

            Approximate Date of Proposed Public Offering: Continuous.

   INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
   ---------------------------------------------------------------------------
                     (Title of Securities Being Registered)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment
     Company Act of 1940. The Form 24f-2 for Registrant for the fiscal year ending December 31, 2007 was filed March 27, 2008.

It is proposed that this filing will become effective:

|X| immediately upon filing pursuant to paragraph (b) of Rule 485 on May 1, 2008 pursuant to paragraph (b) of Rule 485 this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             Variable Life Account B

                                       of

                     ING Life Insurance and Annuity Company
                              Cross Reference Sheet

FORM N-8B-2
ITEM NO.     PART I PROSPECTUS
-----------  -------------------------------------------------------------------
1            Cover Page; The Separate Account; The Company
2            Cover Page; The Separate Account; The Company
3            Not Applicable
4            Cover Page; The Company The Separate Account; Additional
             Information--Distribution of the Policies
5            The Separate Account; The Company
6            The Separate Account; The Company
7            Not Applicable
8            Financial Statements
9            Additional Information--Legal Matters and Proceedings
10           Policy Summary; The Separate Account; Charges and Fees; Policy
             Choices; Policy Values; Policy Rights; Additional Information;
             Miscellaneous Policy Provisions
11           Policy Summary; Allocation of Premiums; Policy Choices
12           Not Applicable
13           Policy Summary; Charges and Fees; Policy Choices; Term Insurance
             Rider; Additional Information--Distribution of the Policies
14           Policy Values; Miscellaneous Policy Provisions
15           Policy Summary; Allocation of Premiums--The Funds; Policy Choices;
             Policy Values
16           Policy Summary; Allocation of Premiums--The Funds; Policy Values
17           Policy Rights
18           Allocation of Premiums; Policy Choices; Policy Rights
19           Reports to Policy Owners; Rights to Instruct Voting of Fund Shares;
             Additional Information--Records of Accounts
20           Not Applicable
21           Policy Rights--Policy Loans

FORM N-8B-2
ITEM NO.     PART I PROSPECTUS
-----------  -------------------------------------------------------------------
22           Not Applicable
23           Directors and Officers
24           Miscellaneous Policy Provisions
25           The Company
26           Policy Summary; Charges and Fees
27           The Company
28           The Company; Directors and Officers
29           The Company
30           Not Applicable
31           Not Applicable
32           Not Applicable
33           Not Applicable
34           Not Applicable
35           The Company; Additional Information
36           Not Applicable
37           Not Applicable
38           Additional Information
39           The Company
40           Policy Summary; Charges and Fees
41           The Company
42           The Company; Directors and Officers
43           Financial Statements
44           Policy Values--Accumulation Unit Value; Financial Statements
45           Not Applicable
46           The Separate Account; Policy Values; Illustrations of Death Benefit
47           Policy Summary; The Separate Accounts; Allocation of Premiums;
             Policy Choices; Policy Values
48           Not Applicable
49           Not Applicable
50           Not Applicable

FORM N-8B-2
ITEM NO.     PART I PROSPECTUS
-----------  --------------------------------------------
51           Not Applicable
52           The Separate Account; Allocation of Premiums
53           Tax Matters
54           Not Applicable
55           Not Applicable
56           Not Applicable
57           Not Applicable
58           Not Applicable
59           Financial Statements

                                                              AETNAVEST PLUS
ING Life Insurance and
Annuity Company               Administrative Office:      VARIABLE LIFE ACCOUNT B
Home Office:                  Customer Service Center
151 Farmington Avenue         One Granite Place                  PROSPECTUS
Hartford, Connecticut 06156   Concord, NH 03301
Telephone: 1-(866)-723-4646   Telephone: (800) 334-7586      DATED: MAY 1, 2008


                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

This prospectus describes AetnaVest Plus, a flexible premium variable life insurance contract (the "Policy" or "Policies"), offered by ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) (the "Company", "we", "us", "our").

In October 1998, the Company and life insurance affiliates of Lincoln Financial Group entered into a transaction whereby nearly all of the Company's variable life insurance business was reinsured by the Lincoln affiliates.

The Policies feature: - flexible premium payments;
                      - a choice of one of two death benefit options; and
                      - a choice of underlying investment options.

You may allocate net premiums to subaccounts available under the Policy, each of which invests in shares of a certain Fund ("Fund"). The Policy features Funds offered through the following fund families. Each Fund has its own investment objective. You should review each Fund's prospectus before making your decision.

                    -    ING VARIABLE PRODUCT FUNDS

                    -    ING PARTNERS, INC.

                    -    FIDELITY(R) VARIABLE INSURANCE PRODUCTS

                    -    JANUS ASPEN SERIES

                    -    OPPENHEIMER VARIABLE ACCOUNT FUNDS

Net premiums allocated to the fixed account earn fixed rates of interest. We determine the rates periodically, but we guarantee that they will never be less than 4.5% a year.

THIS PROSPECTUS AND OTHER INFORMATION ABOUT VARIABLE LIFE ACCOUNT B FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") CAN BE FOUND IN THE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV. YOU CAN GET COPIES OF THIS INFORMATION BY VISITING THE COMMISSION'S PUBLIC REFERENCE BRANCH OR WRITING THE COMMISSION'S PUBLIC REFERENCE BRANCH, 100 F STREET, N.E., ROOM 1580, WASHINGTON, D.C. 20549 AND PAYING A DUPLICATING FEE. INFORMATION ON THE OPERATION OF THE COMMISSION'S PUBLIC REFERENCE BRANCH MAY BE OBTAINED BY CALLING 1-202-551-5850, E-MAILING publicinfo@sec.gov OR WRITING TO THE ADDRESS ABOVE.

VARIABLE LIFE ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY
1933 ACT REGISTRATION NO. 033-76018
1940 ACT REGISTRATION NO. 811-04536

THE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT MUTUAL FUNDS' PROSPECTUSES WITH IT. YOU SHOULD READ THE PROSPECTUS AND THE ATTACHED PROSPECTUS FOR ANY AVAILABLE FUND IF YOU ARE CONSIDERING EXERCISING ELECTIONS UNDER A POLICY. YOU SHOULD ALSO KEEP THEM FOR FUTURE REFERENCE.

TABLE OF CONTENTS

Policy Summary                                                                 3
   Replacements                                                                3
   Initial Choices to be Made                                                  3
   Level or Varying Death Benefit                                              3
   Amount of Premium Payment                                                   4
   Selection of Funding Vehicles                                               4
   Guaranteed Death Benefit Provision                                          5
   No-Lapse Coverage Provision                                                 5
   Charges and Fees                                                            5
   Policy Loans                                                                6
   Changes in Specified Amount                                                 6
   Factors to Consider Before Purchasing a Policy                              6
The Company                                                                    7
The Separate Account                                                           7
The General Account                                                            8
Allocation of Premiums                                                         8
   The Funds                                                                   9
   Mixed and Shared Funding                                                   12
   Fixed Account                                                              12
Charges and Fees                                                              12
   Premium Charge                                                             12
   Charges and Fees Assessed Against the Total
      Account Value                                                           12
   Charges and Fees Assessed Against the
      Separate Account                                                        13
   Charges Assessed Against the Underlying Funds                              13
   Surrender Charge                                                           18
   Surrender Charges on Full and
      Partial Surrenders                                                      18
Policy Choices                                                                19
   Death Benefit                                                              19
   Guaranteed Death Benefit Provision                                         19
   Premium Payments                                                           20
   Initial Allocations to Funding Options                                     21
   Transfers Between Funding Options                                          21
   Telephone Transfers                                                        21
   Market Timing                                                              22
   Limits Imposed by the Funds                                                23
   Automated Transfers (Dollar Cost Averaging)                                23
Policy Values                                                                 23
   Total Account Value                                                        23
   Accumulation Unit Value                                                    24
   Maturity Value                                                             25
   Cash Surrender Value                                                       25
Policy Rights                                                                 25
   Full Surrenders                                                            25
   Partial Surrenders                                                         25
   Avoiding Loss of Coverage                                                  26
   No-Lapse Coverage Provision                                                26
   Reinstatement of a Lapsed Policy                                           26
   Policy Loans: Preferred and Nonpreferred                                   27
   Policy Changes for Increases, Decreases and Death
      Benefit Option                                                          28
   Right to Examine the Policy                                                28
Payment of Death Benefit                                                      29
Policy Settlement                                                             29
   Settlement Options                                                         30
   Calculation of Settlement Payments on a
      Variable Basis                                                          31
Special Plans                                                                 32
Directors and Officers                                                        33
Additional Information                                                        34
   Reports to Policy Owners                                                   34
   Right to Instruct Voting of Fund Shares                                    34
   State Regulation                                                           35
Regulatory Developments - The Company
   and the Industry                                                           35
   Insurance and Other Regulatory Matters                                     35
   Investment Product Regulatory Issues                                       35
   Legal Matters and Proceedings                                              36
   The Registration Statement                                                 36
   Distribution of the Policies                                               37
   Records and Accounts                                                       37
   Independent Registered Public Accounting Firm                              37
Tax Matters                                                                   38
   Tax Status of the Company                                                  38
   Tax Status of the Policy                                                   38
   Diversification and Investor Control Requirements                          38
   Tax Treatment of Policy Death Benefits                                     39
   Distributions Other than Death Benefits                                    39
      Modified Endowment Contracts                                            39
      Policies That Are Not Modified Endowment
         Contracts                                                            40
      Investment in the Policy                                                40
   Other Tax Matters                                                          41
      Policy Loans                                                            41
      Continuation of a Policy                                                41
      Section 1035 Exchanges                                                  41
      Tax-exempt Policy Owners                                                41
      Tax Law Changes                                                         41
      Policy Changes to Comply with the Law                                   41
      Life Insurance Owned by Businesses                                      42
      Income Tax Withholding                                                  42
      Policy Transfers                                                        42
Miscellaneous Policy Provisions                                               42
   The Policy                                                                 42
   Payment of Benefits                                                        42
   Age and Sex                                                                42
   Incontestability                                                           43
   Suicide                                                                    43
   Anti-Money Laundering                                                      43
   Coverage Beyond Maturity                                                   44
   Protection of Proceeds                                                     44
   Nonparticipation                                                           44
Illustrations of Death Benefit, Total Account
   Values and Cash Surrender Values                                           44
Financial Statements of the Separate Account                                 B-1
Financial Statements of the Company                                          C-1

This prospectus does not constitute an offer in any jurisdiction where prohibited. No dealer, salesman or other person is authorized to give any information or make any representation in connection with this offering other than those contained in this prospectus, or other sales material authorized by the Company and if given or made, such other information or representations must not be relied upon.

The purpose of the policy is to provide insurance protection. Life insurance is a long-term investment. Owners should consider their need for insurance coverage and the policy's long-term investment potential. We do not claim that the policy is in any way similar or comparable to an investment in a mutual fund.

POLICY SUMMARY

This section is an overview of key policy features for AetnaVest Plus. (Regulations in your state may vary the provisions of your own Policy.) Your Policy is a flexible premium variable life insurance policy, under which flexible premium payments are permitted and the death benefit and policy values may vary with the investment performance of the funding option(s) selected. Its value may change on a:

     1)   fixed basis;

     2)   variable basis; or

     3)   a combination of both fixed and variable basis.

Review your personal financial objectives and discuss them with a qualified financial counselor before you buy a variable life insurance policy. This Policy may, or may not, be appropriate for your individual financial goals. The value of the Policy and, under one option, the death benefit amount depend on the investment results of the funding options you select. Review this prospectus and the Funds prospectus to achieve a clear understanding of any Fund you are considering.

At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986, as amended (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from favorable federal tax treatment. The Company reserves the right to return your premium payment if it results in your Policy failing to meet federal tax law requirements.

REPLACEMENTS

It may not be advantageous to replace existing insurance or an annuity contract or supplement an existing flexible premium variable life insurance policy with this Policy. This prospectus and prospectuses of the Funds should be read carefully to understand the Policy being offered.

INITIAL CHOICES TO BE MADE

The Policy owner (the "owner" or "you") is the person named in the Policy's specification page who has all of the Policy ownership rights. If no owner is named, the insured (the person whose life is insured under the Policy) will be the owner of the Policy. You, as the owner, have four important choices to make when the Policy is first purchased. You need to choose:

     1)   either the level or varying death benefit option;

     2)   the amount of premium you want to pay;

     3) the amount of your net premium payment to be placed in each of the funding options you select. The net premium payment is the balance of your premium payment that remains after certain charges are deducted from it; and

     4) if you want the guaranteed death benefit provision, and to what age (see "Guaranteed Death Benefit Provision.")

LEVEL OR VARYING DEATH BENEFIT

The death benefit is the amount the Company pays to the beneficiary(ies) when the insured dies. Before we pay the beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the death benefit. We calculate the death benefit payable, as of the date the Insured died.

If you choose the level death benefit option, the death benefit will be the greater of:

     1) the "specified amount" in effect for the Policy at the time of the Insured's death (The initial specified amount may be found on the Policy's specification page); or

     2) the applicable percentage of the "total account value" (The total account value is the total of the balances in the fixed account and the separate account minus any outstanding loan account amounts).

If you choose the varying death benefit option, the death benefit will be the greater of:

     1)   the specified amount plus the total account value; or

     2)   the applicable percentage of the total account value.

See "Policy Choices."

If you have borrowed against your Policy or surrendered a portion of your Policy, the loan account balance and any surrendered amount will reduce your initial death benefit. See "Policy Choices."

You may borrow within described limits against the Policy. You may surrender the Policy in full or withdraw part of its value. A surrender charge is applied if the Policy is surrendered totally. Depending on the amount of premium you pay, there may be little, or no, cash value in your Policy to borrow or surrender in the early years.

AMOUNT OF PREMIUM PAYMENT

When you first buy your Policy, you must decide how much premium to pay. Premium payments may be changed within certain limits. See "Policy Choices--Premium Payments." If your Policy lapses because your monthly deduction is larger than the "cash surrender value" (total account value minus the surrender charge and the amount necessary to repay any loans), you may reinstate your Policy. See "Policy Rights--Reinstatement of a Lapsed Policy."

You may use the value of the Policy to pay the premiums due and continue the Policy in force if sufficient values are available for premium payments. Be careful; if the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more premium payments. Charges against policy values for the cost of insurance increase as the insured gets older. See "Charges and Fees."

When you first receive your Policy you will have 10 days to look it over (more in some states). This is called the right-to-examine time period. Use this time to review your Policy and make sure it meets your needs. During this time period, your initial premium payment will be allocated to the funding options you initially select. If you then decide you do not want your Policy, you will receive a refund. See "Policy Rights-Right to Examine the Policy."

SELECTION OF FUNDING VEHICLES

This prospectus focuses on the separate account investment information that makes up the variable part of the Policy. If you put money into the variable funding options, you take all the investment risk on that money. This means that if the Fund(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If those Funds lose value, so does your Policy. See "Allocation of Premiums."

You must choose the sub-accounts in which you want to place each net premium payment. Each sub-account invests in shares of a certain Fund. A sub-account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance.

You may also choose to place your net premium payment or part of it into the fixed account. Net premium payments put into the fixed account become part of the Company's general account, do not share the investment experience of the separate account and have a guaranteed minimum interest rate of 4.5% per year. For additional information on the fixed account, see "Allocation of Premiums-Fixed Account."

GUARANTEED DEATH BENEFIT PROVISION

You may elect to have a guaranteed death benefit provision to age 80 or age 100. This means that your Policy will remain in force even though the cash value is not enough to pay the current monthly deductions as long as the guaranteed death benefit premium test is met. Each year the Company will determine that the sum of premiums to that point in time is sufficient to support the guaranteed death benefit provision. Your total premiums paid to date minus the partial surrenders must be equal to the required monthly guaranteed death benefit premium times the number of months that have passed since the original policy issue date. See "Policy Choices--Guaranteed Death Benefit Provision."

NO-LAPSE COVERAGE PROVISION

Your Policy will not terminate during the first five years after the initial issue date or the issue date of any increase in the specified amount if:

     1) the sum of the basic premiums for each Policy month from the issue date, along with that month's basic premium; plus

     2)   any partial surrenders; plus

     3) any increase in the loan account value within that same five years, equals or is more than the sum of premiums paid.

CHARGES AND FEES

We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales-related expenses we incur. We may profit from any of these charges, including the mortality and expense risk and cost of insurance charges, and may use the profit for any purpose, including covering shortfalls from other charges.

A deduction, currently 3.5%, of each premium payment will be made. Monthly deductions are made for administrative expenses ($20 per month for the first policy year and $7 per month afterwards) and the cost of insurance along with any riders that are placed on your Policy. Daily deductions are subtracted from the separate account for mortality and expense risk. At this time the charge is at an annual rate of 0.70%. We reserve the right to change this charge but it will never exceed 0.90% annually. Currently, we deduct from the separate account a daily administrative charge for the administration and maintenance of the Policy. This charge is at an annual rate of 0.30%. It will never exceed 0.50% annually.

Each Fund has its own management fees and other expenses which are also deducted daily. Investment results for the Funds you choose will be affected by the fund management fees and other expenses. The table in section "Charges and Fees--Charges Assessed Against the Underlying Funds," shows you the fees and other expenses currently in effect for each Fund.

At any time, you may make transfers between funding options without charge. Within 45 days after each policy anniversary, you may also transfer to the separate account $500 or, if greater, 25% of the fixed account value. The Company may increase this limit in the future.

If you surrender your Policy, in full or in part, within the first 15 policy years, a surrender charge will be deducted from the amount paid to you. The initial surrender charge is based on the specified amount and depends on the Insured's age, risk class and, in most states, the sex of the insured. This surrender charge will remain the same for policy years 1-5. For policy years 6 through 15 this charge reduces on a monthly basis to zero.

For partial surrenders, the surrender charge is imposed in proportion to the total of the account value less full surrender charges. A charge of the lesser of $25 or 2% of the net surrender payment will be made against the total account value.

If you surrender your Policy within the first 15 years after an increase in the specified amount, a surrender charge will also be imposed which will be 70% of what the surrender charge would be on a new policy with that specified amount. This charge will also apply for the same time frame as stated previously. If the specified amount is decreased within the first 15 policy years, the surrender charge will remain the same. See the "Charges and Fees" section appearing later in this prospectus.

POLICY LOANS

If you decide to borrow against your Policy, interest will be charged to the loan account. Currently, the interest rate on loans accrues at an annual rate of 5.5%, or, if greater, the monthly average of the composite yield on corporate bonds as published by Moody's Investors Service, Inc. for the calendar month ending two months before the policy anniversary month.

There are two types of policy loans: nonpreferred (those taken within the first ten policy years); and preferred (those taken in the eleventh policy year and beyond).

Annual interest is credited on the loan account value at the same rate interest is charged, for preferred loans, and at 2% per year less for nonpreferred loans. See "Policy Rights--Policy Loans: Preferred and Nonpreferred."

CHANGES IN SPECIFIED AMOUNT

Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the specified amount. A request to increase the specified amount may be made beginning with the second policy year. A request to decrease the specified amount may be made beginning with the sixth policy year. Currently, the minimum specified amount is $100,000. Such changes will affect other aspects of your Policy.

FACTORS TO CONSIDER BEFORE PURCHASING A POLICY

The decision to purchase a Policy should be discussed with your agent/registered representative. Make sure you understand the funding vehicles your Policy provides, its other features and benefits, its risks and the fees and expenses you will incur. Consider the following matters, among others:

     1) Life Insurance Coverage - Life insurance is not a short-term investment and should be purchased only if you need life insurance coverage. You should evaluate your need for life insurance coverage before purchasing a Policy;

     2) Investment Risk - The value of the available variable funding options may fluctuate with the markets and interest rates. You should evaluate the Policy's long term investment potential and risks before purchasing a Policy;

     3) Fees and Expenses - A Policy's fees and expenses reflect costs associated with its features and benefits. Before purchasing a Policy, compare the value that these various features and benefits have to you, given your particular circumstances, with the fees and expenses for those features and benefits;

     4) Exchanges - Replacing your existing life insurance policy(ies) with this Policy may not be beneficial to you. Before purchasing a Policy, determine whether your existing policy(ies) will be subject to fees or penalties upon surrender or cancellation. Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) with those of this Policy; and

     5) Sales Compensation - We pay compensation to firms for sales of the Policy.

THE COMPANY

ING Life Insurance and Annuity Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. The Company is engaged in the business of issuing life insurance policies and variable annuity contracts.

In addition to serving as the depositor for the registrant, the Company is also the depositor of Variable Annuity Accounts B, C, G and I (separate accounts of the Company registered as unit investment trusts).

The Company's subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the Policies and also acts as the principal underwriter for Variable Life Account B and Variable Annuity Accounts B, C, G and I of the Company. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the Commission. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority (formerly known as the National Association of Securities Dealers, Inc.) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The Lincoln National Life Insurance Company and its affiliates ("Lincoln") perform certain administrative functions relating to the Policies, and maintain books and records necessary to operate and administer the Policies. Lincoln will process requests once they receive all letters, forms or other necessary documents completed to their satisfaction, and may require a signature guarantee or some other form of authenticity. The effective date of payments, forms and requests is usually determined by the day and time received; items received before 4:00 PM Eastern Time on any business day will usually be effective on that day, items received after that time will usually be effective the next business day.

Lincoln has assigned full-time staff devoted to the development of business continuity plans in conjunction with a national vendor. In addition, they have a site available in which to recover critical business functions in the event of a disaster, and will conduct tests of their capabilities and plans.

THE SEPARATE ACCOUNT

Variable Life Account B is the separate account providing variable options to fund the Policy. Amounts allocated to the subaccounts of the separate account are invested in the Funds. Each of the Funds is an open-end management investment company (mutual fund) whose shares are purchased by the separate account to fund the benefits provided by the Policy. The Funds currently available under the separate account, including their investment objectives and their investment advisers, are described briefly in this prospectus. Complete descriptions of the Funds' investment objectives and restrictions and other material information relating to an investment in the Funds are contained in the prospectuses for each of the Funds which are delivered with this prospectus.

Variable Life Account B was established pursuant to a June 18, 1986 resolution of the Board of Directors of the Company. Under Connecticut insurance law, the income, gains or losses of the separate account are credited without regard to the other income, gains or losses of the Company. These assets are held for the Company's variable life insurance policies. Any and all distributions made by the Funds with respect to shares held by the separate account will be reinvested in additional shares at net asset value. The assets maintained in the separate account will not be charged with any liabilities arising out of any other business conducted by the Company. The Company is, however, responsible for meeting the obligations of the Policy to the policy owner.

No stock certificates are issued to the separate account for shares of the Funds held in the separate account. Ownership of Fund shares is documented on the books and records of the Funds and of the Company for the separate account.

The separate account is registered with the Commission as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of separate account under the federal securities laws. Such registration does not involve any approval or disapproval by the Commission of the separate account or the Company's management or investment practices or policies. The Company does not guarantee the separate account's investment performance.

THE GENERAL ACCOUNT

The general account is the Company's general asset account, in which assets attributable to the non-variable portion of the Policies are held. Both the fixed account value and the loan account value are held in the general account.

ALLOCATION OF PREMIUMS

You may allocate your net premiums to one or more of the subaccounts currently available through the separate account in connection with this Policy or to the fixed account (part of the Company's general account). Each subaccount invests in a Fund. Not all Funds may be available under all Policies or in all jurisdictions. We reserve the right to reject, without notice, any amounts allocated to a subaccount if the subaccount investment in the corresponding Fund is not accepted by the Fund for any reason. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Policy and in compliance with regulatory requirements. Substitute Funds may have different fees and charges than the Funds being replaced. We reserve the right to limit the total number of Funds you may elect to 17 over the lifetime of the Policy.

We select the Funds purchased by the subaccounts based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the Fund or an affiliate of the Fund will compensate us for providing administrative marketing and/or support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. We review each Fund periodically after it is selected. Upon review, we may remove a Fund or restrict allocation of additional purchase payments to the subaccount which purchases shares of a Fund if we determine the Fund no longer meets one or more of the factors and/or if the subaccount has not attracted significant policy owner assets.

The investment results of the Funds are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act. Please refer to the Fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Administrative Office at the address and phone number listed on the cover of this prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain Funds offered under the Policies have names, investment objectives and policies similar to other Funds managed by the Fund's investment adviser. The investment results of a Fund may be higher or lower than those of other Funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any Fund will be comparable to those of another Fund managed by the same investment adviser.

THE FUNDS


                                             INVESTMENT ADVISER/
FUND NAME                                         SUBADVISER                       INVESTMENT OBJECTIVE
---------------------------------------   -------------------------   ---------------------------------------------
ING VP BALANCED PORTFOLIO, INC.           ING Investments, LLC        Seeks to maximize investment return,
(CLASS I)                                                             consistent with reasonable safety of
                                          Subadviser: ING             principal, by investing in a diversified
                                          Investment                  portfolio of one or more of the following
                                          Management Co.              asset classes: stocks, bonds and cash
                                                                      equivalents, based on the judgment of the
                                                                      Portfolio's management, of which of those
                                                                      sectors or mix thereof offers the best
                                                                      investment prospects.

ING VP GROWTH AND INCOME PORTFOLIO        ING Investments, LLC        Seeks to maximize total return through
(CLASS I)                                                             investments in a diversified portfolio of
                                          Subadviser: ING             common stocks and securities convertible
                                          Investment                  to common stock.
                                          Management Co.

ING VP INDEX PLUS LARGE CAP               ING Investments, LLC        Seeks to outperform the total return
   PORTFOLIO                                                          performance of the Standard & Poor's 500
(CLASS I)                                 Subadviser: ING             Composite Stock Price Index (S&P 500 Index),
                                          Investment                  while maintaining a market level of risk.
                                          Management Co.

ING VP INTERMEDIATE BOND PORTFOLIO        ING Investments, LLC        Seeks to maximize total return consistent
(CLASS I)                                                             with reasonable risk, through investment in
                                          Subadviser: ING             a diversified portfolio consisting primarily
                                          Investment                  of debt securities.
                                          Management Co.

ING VP MONEY MARKET PORTFOLIO             ING Investments, LLC        Seeks to provide high current return,
(CLASS I)                                                             consistent with preservation of capital and
                                          Subadviser: ING             liquidity, through investment in high-quality
                                          Investment                  money market investments. There is no
                                          Management Co.              guarantee that the ING VP Money Market
                                                                      Subaccount will have a positive or level
                                                                      return.

ING VP STRATEGIC ALLOCATION               ING Investments, LLC        Seeks to provide total return consistent
   CONSERVATIVE PORTFOLIO                                             with preservation of capital.
(CLASS I)                                 Subadviser: ING
                                          Investment Management
                                          Co.

ING VP STRATEGIC ALLOCATION GROWTH        ING Investments, LLC        Seeks to provide capital appreciation.
   PORTFOLIO
(CLASS I)                                 Subadviser: ING
                                          Investment
                                          Management Co.

                                             INVESTMENT ADVISER/
FUND NAME                                         SUBADVISER                       INVESTMENT OBJECTIVE
---------------------------------------   -------------------------   ---------------------------------------------
ING VP STRATEGIC ALLOCATION               ING Investments, LLC        Seeks to provide total return (i.e., income
   MODERATE PORTFOLIO                                                 and capital appreciation, both realized and
(CLASS I)                                 Subadviser: ING             unrealized).
                                          Investment
                                          Management Co.

ING LEGG MASON PARTNERS AGGRESSIVE        Directed Services LLC       Seeks long-term growth of capital.
   GROWTH PORTFOLIO
(INITIAL CLASS)                           Subadviser: ClearBridge
                                          Advisors, LLC
                                          (ClearBridge)

ING T. ROWE PRICE GROWTH EQUITY           Directed Services LLC       Seeks long-term capital growth, and
   PORTFOLIO                                                          secondarily, increasing dividend income.
(INITIAL CLASS)                           Subadviser: T. Rowe
                                          Price Associates, Inc.
                                          (T. Rowe Price)

ING TEMPLETON FOREIGN EQUITY PORTFOLIO    Directed Services LLC       Seeks long-term capital growth.
(INITIAL CLASS)(1)
                                          Subadviser: Templeton
                                          Investment Counsel,
                                          LLC (Templeton)

ING THORNBURG VALUE PORTFOLIO             Directed Services LLC       Seeks capital appreciation.
(INITIAL CLASS)
                                          Subadviser: Thornburg
                                          Investment Management
                                          (Thornburg)

ING UBS U.S. LARGE CAP EQUITY             Directed Services LLC       Seeks long-term growth of capital and
   PORTFOLIO                                                          future income.
(INITIAL CLASS)                           Subadviser: UBS Global
                                          Asset Management
                                          (Americas) Inc. (UBS
                                          Global AM)

FIDELITY VIP CONTRAFUND(R) PORTFOLIO      Fidelity Management &       Seeks long-term capital appreciation.
(INITIAL CLASS)                           Research Company

                                          FMR Co., Inc.; Fidelity
                                          Research & Analysis
                                          Company; Fidelity
                                          Management & Research
                                          (U.K.) Inc.; Fidelity
                                          International Investment
                                          Advisors; Fidelity
                                          International Investment
                                          Advisors (U.K.) Limited;
                                          Fidelity Investments
                                          Japan Limited.


(1) Surviving Fund in the April 28, 2008 Merger of the ING JPMorgan International Portfolio with and into this Fund.

                                             INVESTMENT ADVISER/
FUND NAME                                         SUBADVISER                       INVESTMENT OBJECTIVE
---------------------------------------   -------------------------   ---------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO      Fidelity Management &       Seeks reasonable income. Also considers
(INITIAL CLASS)                           Research Company            the potential for capital appreciation. Seeks
                                                                      to achieve a yield which exceeds the composite
                                          FMR Co., Inc.; Fidelity     yield on the securities comprising the Standard
                                          Research & Analysis         & Poor's 500(SM) Index (S&P 500(R)).
                                          Company; Fidelity
                                          Management & Research
                                          (U.K.) Inc.; Fidelity
                                          International Investment
                                          Advisors; Fidelity
                                          International Investment
                                          Advisors (U.K.) Limited;
                                          Fidelity Investments
                                          Japan Limited.

JANUS ASPEN SERIES BALANCED               Janus Capital Management    Seeks long-term growth, consistent with preservation
   PORTFOLIO                              LLC                         of capital and balanced by current income.
(INSTITUTIONAL SHARES)

JANUS ASPEN SERIES LARGE CAP              Janus Capital Management    Seeks long-term growth of capital in a
   GROWTH PORTFOLIO                       LLC                         manner consistent with the preservation of
(INSTITUTIONAL SHARES)                                                capital.

JANUS ASPEN SERIES MID CAP GROWTH         Janus Capital Management    Seeks long-term growth of capital.
   PORTFOLIO                              LLC
(INSTITUTIONAL SHARES)

JANUS ASPEN SERIES WORLDWIDE              Janus Capital Management    Seeks long-term growth of capital in a manner consistent
   GROWTH PORTFOLIO                       LLC                         with the preservation of capital.
(INSTITUTIONAL SHARES)

OPPENHEIMER GLOBAL SECURITIES             OppenheimerFunds, Inc.      Seeks long-term capital appreciation by investing a
   FUND/VA                                                            substantial portion of assets in securities of foreign
                                                                      issuers, "growth-type" companies, cyclical industries and
                                                                      special situations that are considered to have appreciation possibilities.

OPPENHEIMER STRATEGIC BOND                OppenheimerFunds, Inc.      Seeks a high level of current income, principally derived from
   FUND/VA                                                            interest on debt securities.


The investment adviser for each of the Funds deducts a daily charge as a percent of the net assets in each Fund as an asset management charge which will in turn affect the daily value of each subaccount. The charge reflects asset management fees of the investment adviser (management fees) and other expenses incurred by the Funds. Future Fund expenses will vary.

Some of the above Funds may use instruments known as derivatives as part of their investment strategies, as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the current prospectuses of the Funds for a discussion of the risks associated with an investment in those Funds.

More comprehensive information, including a discussion of potential risks, and more complete information about their investment policies and restrictions is found in the current prospectus for each Fund which is distributed with and accompanies this prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for each of the Funds can be obtained from the Company's Administrative Office at the address and telephone number listed on the cover of this prospectus.

MIXED AND SHARED FUNDING

Shares of the Funds are available to insurance company separate accounts which fund both variable annuity contracts and variable life insurance policies, including the Policy described in this prospectus. Because Fund shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Funds simultaneously, since the interests of such policyowners or contractholders may differ. Although neither the Company nor the Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity policyholders, each Fund's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict occurs, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.

FIXED ACCOUNT

The fixed account is a fixed funding option available under the Policy that guarantees principal and a minimum interest rate of 4.5% per year. The Company assumes the risk of investment gain or loss. The investment gain or loss of the separate account or any of the Funds does not affect the fixed account value.

The fixed account is secured by the general assets of the Company, which include all assets other than those held in separate accounts sponsored by the Company or its affiliates. The Company will invest the assets of the fixed account in those assets chosen by the Company, as allowed by applicable law. Investment income of such fixed account assets will be allocated by the Company between itself and those policies participating in the fixed account.

Amounts held in the fixed account are guaranteed and will be credited with interest at rates of not less than 4.5% per year. Credited interest rates reflect the Company's return on fixed account invested assets and the amortization of any realized gains and/or losses which the Company may incur on these assets.

Interests in the fixed account have not been registered with the Commission in reliance upon exemptions under the Securities Act of 1933, as amended. However, disclosure in this prospectus regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this prospectus relating to the fixed account has not been reviewed by the Commission.

CHARGES AND FEES

We may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.

PREMIUM CHARGE

A deduction, called the premium charge, currently 3.5% of each premium payment and guaranteed to be no higher than 6%, will be made to cover average applicable state premium taxes (ranging up to 4%) as well as administrative expenses and federal income tax liabilities.

CHARGES AND FEES ASSESSED AGAINST THE TOTAL ACCOUNT VALUE

A monthly deduction is made from the total account value. The monthly deduction includes the cost of insurance attributable to the basic insurance coverage and any charges for supplemental riders or benefits. The cost of insurance depends on the attained age, risk class of the insured, the specified amount of the Policy and in most states, sex of the insured. The attained age is the issue age of the insured increased by the number of elapsed policy years.

Once a Policy is issued, the monthly deductions will be charged as of the issue date, even if the issue date is earlier than the date the application is signed (see "Premium Payments"). The issue date is the effective date of initial coverage. Coverage is conditional on payment of the first premium, if required, and issue of the Policy as provided in the application. The date of issue and the effective date for any change in coverage will be the date of coverage change that is found in your supplemental policy specifications. If the Policy's issuance is delayed due to underwriting requirements, the charges will not be assessed until the underwriting is complete and the application for the Policy is approved. Cost of insurance charges will be in amounts based on the specified amount of the Policy issued, even if the temporary insurance coverage received during the underwriting period is for a lesser amount. If we decline an application, we will refund the full premium payment made.

The monthly deduction also includes a monthly administrative expense charge of $20 during the first policy year and $7 during subsequent policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports and will not exceed our costs.

The monthly deduction is deducted proportionately from each funding option, if more than one is used. This is accomplished by liquidating accumulation units and withdrawing the value of the liquidated accumulation units from each funding option in the same proportion as their respective values have to your fixed account and separate account values. The monthly deduction is made as of the same day each month, beginning with the issue date. This day is called the monthly deduction day.

If the Policy's cash surrender value is not sufficient to cover the current monthly deduction, you will be notified by the Company, and a 61-day period called the grace period will begin. The Policy will lapse without value at the end of the 61-day period, unless a sufficient payment described in the notification letter is received by the Company.

CHARGES AND FEES ASSESSED AGAINST THE SEPARATE ACCOUNT

The Company deducts a daily charge from the assets of Variable Life Account B for mortality and expense risk assumed by it in connection with the Policy. This charge is currently equal to an annual rate of 0.70% of the average daily net assets of the separate account attributable to the Policies. The mortality and expense risk charge is assessed to compensate the Company for assuming certain mortality and expense risks under the Policies.

The Company reserves the right to increase the mortality and expense risk charge if it believes that circumstances have changed so that current charges are no longer adequate. In no event will the charge exceed 0.90% of average daily net assets on an annual basis.

The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet actual claims. The expense risk assumed is that other expenses incurred in issuing and administering the Policies and operating the separate account will be greater than the charges assessed for such expenses.

The Company also deducts a daily administrative charge equivalent on an annual basis to 0.30% of the average daily net assets of Variable Life Account B attributable to the Policies to compensate the Company for expenses associated with the administration and maintenance of the Policy. These types of expenses are described above in connection with the monthly administrative charge. The daily administrative charge and the monthly administrative charge work together to cover the Company's administrative expenses. In later years of the Policy, the revenue collected from the daily asset-based charge grows with the total account value to cover increased expenses from account-based transactional expenses. The charge is guaranteed not to exceed 0.50% of the average daily net assets of the separate account attributable to the Policies on an annual basis.

CHARGES ASSESSED AGAINST THE UNDERLYING FUNDS

The following table illustrates the investment advisory (management) fees, other expenses and total expenses of the Funds as a percentage of average net assets based on figures for the year ended December 31, 2007 unless otherwise indicated. Expenses of the Funds are not fixed or specified under the terms of the Policies, and actual expenses may vary.

                                                  FUND EXPENSE TABLE


                                                                                                 TOTAL     FEES AND    TOTAL NET
                                                   MANAGEMENT                                    FUND      EXPENSES       FUND
                                                   (ADVISORY)     OTHER      ACQUIRED FUND      ANNUAL     WAIVED OR     ANNUAL
FUND NAME                                             FEES      EXPENSES   FEES AND EXPENSES   EXPENSES   REIMBURSED    EXPENSES
------------------------------------------------   ----------   --------   -----------------   --------   ----------   ---------
Fidelity(R) VIP Contrafund(R) Portfolio (Initial
   Class) (1)                                         0.56%       0.09%         0.00%            0.65%          --       0.65%
Fidelity(R) VIP Equity-Income Portfolio (Initial
   Class) (2)                                         0.46%       0.09%         0.00%            0.55%          --       0.55%
Janus Aspen Series Balanced Portfolio
   (Institutional Shares) (3)(4)                      0.55%       0.02%         0.00%            0.57%        --         0.57%
Janus Aspen Series Large Cap Growth Portfolio
   (Institutional Shares) (3)(4)                      0.64%       0.02%         0.01%            0.67%        --         0.67%
Janus Aspen Series Mid Cap Growth Portfolio
   (Institutional Shares) (3)(4)                      0.64%       0.04%         0.00%            0.68%        --         0.68%
Janus Aspen Series Worldwide Growth
   Portfolio (Institutional Shares) (3)(4)(5)         0.65%       0.02%         0.00%            0.67%        --         0.67%
Oppenheimer Global Securities Fund/VA (6)             0.62%       0.03%         0.00%            0.65%        --         0.65%
Oppenheimer Strategic Bond Fund/VA (6)(7)             0.57%       0.02%         0.02%            0.61%      0.04%        0.57%
ING VP Balanced Portfolio, Inc.
   (Class I)(8)(9)(10)(12)                            0.50%       0.10%         0.00%            0.60%          --       0.60%
ING VP Growth and Income Portfolio
   (Class I)(8)(9)(10)(12)                            0.50%       0.09%         0.00%            0.59%          --       0.59%
ING VP Index Plus Large Cap Portfolio
   (Class I)(8)(9)(10)(11)(12)                        0.35%       0.09%         0.00%            0.44%          --       0.44%
ING VP Intermediate Bond Portfolio
   (Class I)(8)(9)(10)(11)(12)                        0.40%       0.09%         0.00%            0.49%          --       0.49%
ING VP Money Market Portfolio (Class I)(8)(9)(10)     0.25%       0.08%         0.00%            0.33%          --       0.33%
ING VP Strategic Allocation Conservative
   Portfolio (Class I)(8)(9)(11)(13)                  0.08%       0.13%         0.54%            0.75%       0.10%       0.65%
ING VP Strategic Allocation Growth Portfolio
   (Class I)(8)(9)(11)(13)                            0.08%       0.11%         0.55%            0.74%       0.03%       0.71%
ING VP Strategic Allocation Moderate Portfolio
   (Class I)(8)(9)(11)(13)                            0.08%       0.12%         0.55%            0.75%       0.05%       0.70%
ING Legg Mason Partners Aggressive Growth
   Portfolio (Initial Class)(8)(14)(15)               0.67%       0.13%           N/A            0.80%          --       0.80%
ING T. Rowe Price Growth Equity Portfolio
   (Initial Class)(8)(14)(15)(16)(17)                 0.60%       0.15%           N/A            0.75%       0.00%       0.75%
ING Templeton Foreign Equity Portfolio
   (Initial Class)(8)(14)(15)                         0.80%       0.19%           N/A            0.99%       0.01%       0.98%
ING Thornburg Value Portfolio (Initial
   Class)(8)(14)(15)                                  0.65%       0.25%           N/A            0.90%          --       0.90%
ING UBS U.S. Large Cap Equity Portfolio (Initial
   Class)(8)(12)(14)(15)(17)                          0.70%       0.15%         0.00%            0.85%          --       0.85%

(1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total net operating expenses would have been 0.64%. These offsets may be discontinued at any time.

(2) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total net operating expenses would have been 0.54%. These offsets may be discontinued at any time.

(3) "Acquired Fund" means any underlying portfolio (including, but not limited to, exchange traded funds) in which a Portfolio invests or has invested during the period. Amounts less than 0.01%, if applicable, are included in Other Expenses.

(4) The "Management Fee" is the investment advisory fee rate paid by each Portfolio to Janus Capital as of the end of the fiscal year. For Worldwide Growth Portfolio, this fee may go up or down monthly based on the Portfolio's performance relative to its benchmark index.

(5) Worldwide Growth Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during the measuring period. This fee rate, prior to any performance adjustment, is 0.60% and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to the fee rate commenced February 2007, and may increase or decrease the Management Fee. Refer to the "Management Expenses" section in the Fund's Prospectus for additional information.

(6) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2007, the transfer agent fees did not exceed the expense limitation described above.

(7) The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund and OFI Master Loan Fund LLC. The Fund also had a reduction to custodian. After the waivers/reductions the actual "Other Expenses" and "Total Annual Operating Expenses" as a percentage of average daily net assets were 0.00% and 0.57% for the Non-Service shares.

(8) This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimated expenses are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers, if any, to which the advisor has agreed.

(9) ING Fund Services, LLC receives an annual administration fee equal to 0.055% on the first $5 billion of daily net assets and 0.03% of daily net assets thereafter of each Portfolio.

(10) The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolios directly. These fees and expenses include each Portfolio's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolios invest. The fees and expenses will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in "Total Net Fund Annual Expenses."

(11) ING Investments, LLC has entered into written expense limitation agreements with Portfolios each, under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage commissions and extraordinary expenses and Acquired Fund Fees and Expenses subject to possible recoupment by ING Investments, LLC within three years. The amount of these Portfolios' expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading "Fees and Expenses Waived or Reimbursed." The expense limitation agreements will continue through at least May 1, 2009 (for ING VP Strategic Allocation Growth Portfolio, the expense limits will continue through at least May 1, 2011). The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of an expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement. In addition, the expense limitation agreement may be terminated by the company/trust upon at least 90 days' written notice to ING Investments, LLC.

(12) Amount represents less than 0.01% and is included in Other Expenses.

(13) Each Portfolio's Acquired Fund Fees and Expenses is based on a weighted average of the fees and expenses of the underlying Funds in which it invests. The amount of fees and expenses of the underlying Funds borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(14) Pursuant to its Administrative Services Agreement with the Company, ING Fund Services, LLC provides administrative services necessary for the Company's ordinary operation and is responsible for the supervision of the Company's other service providers. ING Fund Services, LLC assumes all ordinary recurring costs of the Company, such as custodian fees, director's fees and accounting fees.

(15) DSL, the Adviser, has entered into written expense limitation agreements with certain Portfolios, under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage commissions and extraordinary expenses and Acquired Fund Fees and Expenses, if applicable, subject to possible recoupment by DSL within three years. The amount of these Portfolios' expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading "Fees and Expenses Waived or Reimbursed." The expense limitation agreements will continue through at least May 1, 2009. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of an expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement. In addition, the expense limitation agreement may be terminated by the Company upon at least 90 days' written notice to the Portfolio' Adviser, DSL.

(16) DSL has contractually agreed to waive a portion of the advisory fee for ING T. Rowe Price Growth Equity. Based upon net assets as of December 31, 2007, the advisory fee waiver for this portfolio would equal 0.0%. This advisory fee waiver will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date. It will only renew if DSL elects to renew it.

(17) A portion of the brokerage commissions that ING T. Rowe Price Growth
     Equity Portfolio and ING UBS Large Cap Equity Portfolio pay is used to reduce each Portfolio's expenses. Including these reductions, the "Total Net Fund Annual Expenses" for the fiscal year ended December 31, 2007 would have been 0.74% and 0.84%, respectively.


Each Fund deducts management fees from the amounts allocated to the subaccounts which purchase shares of the Funds. In addition, each Fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and policy owner services provided on behalf of the Fund. Furthermore, certain Funds may deduct redemption fees as a result of withdrawals, transfers, or other Fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by an underlying Fund. Fund redemption fees, if any, are separate and distinct from any transaction or periodic fees and charges deducted from your policy value. For a more complete description of the Funds' fees and expenses, review each Fund's prospectus.

The Company or its U.S. affiliates receive substantial revenue from each of the Funds or the Funds' affiliates, although the amount and types of revenue vary with respect to each of the Funds offered through the Policy. This revenue is one of several factors we consider when determining the Policy fees and charges and whether to offer a Fund through our policies. FUND REVENUE IS IMPORTANT TO THE COMPANY'S PROFITABILITY, AND IT IS GENERALLY MORE PROFITABLE FOR US TO OFFER AFFILIATED FUNDS THAN TO OFFER UNAFFILIATED FUNDS.

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In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to Funds managed by Directed Services LLC or other Company affiliates, which Funds may or may not also be subadvised by another Company affiliate. Assets allocated to Funds managed by a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated Funds generate the least amount of revenue. The Company expects to make a profit from this revenue to the extent it exceeds the Company's expenses, including the payment of sales compensation to our distributors.

TYPES OF REVENUE RECEIVED FROM AFFILIATED FUNDS. Affiliated Funds are (a) Funds managed by Directed Services LLC or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) Funds managed by a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated Funds may include:

-    A share of the management fee deducted from Fund assets;

-    Service fees that are deducted from Fund assets;

- For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from Fund assets; and

- Other revenues that may be based either on an annual percentage of average net assets held in the Fund by the Company or a percentage of the Fund's management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated Funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

TYPES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS. Revenue received from each of the unaffiliated Funds or their affiliates is based on an annual percentage of the average net assets held in that Fund by the Company. Some unaffiliated Funds or their affiliates pay us more than others and some of the amounts we receive may be significant. Revenues received by the Company or its affiliates from unaffiliated Funds include:

- For certain Funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and

- Additional payments for administrative, recordkeeping or other services that we provide to the Funds or their affiliates, such as processing purchase and redemption requests, and mailing Fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each Fund prospectus. These additional payments may be used by us to finance distribution of the Policy.

These revenues are received as cash payments.

In addition to the types of revenue received from affiliated and unaffiliated Funds described above, affiliated and unaffiliated Funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a Fund's investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but

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are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel, and opportunity to host due diligence meetings for representatives and wholesalers.

SURRENDER CHARGE

If you surrender your Policy (in whole or in part) a surrender charge may apply, as described below.

This charge is retained by the Company and is imposed in part as a deferred sales charge and in part to enable the Company to recover certain first year administrative costs. The maximum portion of the surrender charge applied to reimburse the Company for sales and promotional expense is 30% of the first year's basic premium. (Any surrenders may result in tax implications. See "Tax Matters.")

The initial surrender charge, as specified in your Policy, is based on the specified amount. It also depends on the Insured's age, risk class and in most states, sex of the insured (except for group arrangements described under "Special Plans"). Once determined, the surrender charge will remain the same for five years following the issue date. Thereafter, it declines monthly so that beginning sixteen years after the issue date (assuming no increases in the specified amount) the surrender charge will be zero.

If you increase the specified amount, a new surrender charge will be applicable, in addition to the then existing surrender charge. This charge will be determined based on the insured's attained age, risk class, and in most states, sex of the insured. The surrender charge applicable to the increase will be 70% of the surrender charge on a new policy whose specified amount equals the amount of the increase, and will cover administrative expenses. The additional surrender charge will also remain constant for five years from the start of the policy year in which the increase occurs, and will decrease to zero by the beginning of the sixteenth year.

If you decrease the specified amount while the surrender charge applies, the surrender charge will remain the same.

Based on its actuarial determination, the Company does not anticipate that the surrender charge will cover all sales and administrative expenses which the Company will incur in connection with the Policy. Any such shortfall, including but not limited to payment of sales and distribution expenses, would be charged to and paid by the Company.

SURRENDER CHARGES ON FULL AND PARTIAL SURRENDERS

FULL SURRENDER: All applicable surrender charges are imposed.

PARTIAL SURRENDER: A proportional percentage of all surrender charges is imposed. The proportional percentage is the amount of the net partial surrender divided by the sum of the fixed account value and the separate account value less full surrender charges. When a partial surrender is made, any applicable remaining surrender charges will be reduced in the same proportion. A transaction charge of $25 or 2% of the amount of the net surrender payment, whichever is less, will be made against the total account value. (See "Partial Surrenders.")

Note: The surrender charge will vary between 41% and 100% of one year's basic annual premium, depending on the insured's age, risk class and in most states, sex of the insured.

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POLICY CHOICES

When you buy a Policy, you make four important choices:

     1)   Which one of the two death benefit options you would like;

     2) Whether you want the guaranteed death benefit provision, and to what age;

     3)   The amount of premium you intend to pay; and

     4) The way your premiums will be allocated to the Funds and/or the fixed account.

Each of these choices is described in detail below.

DEATH BENEFIT

At the time of purchase, you must choose between the two available death benefit options. The amount payable under either option will be determined as of the date of the Insured's death.

Under OPTION 1, the death benefit will be the greater of the specified amount (a minimum of $100,000 on the date of this Prospectus), or the applicable percentage of the total account value. The percentage is 250% through age 40 and decreases yearly to 100% at age 100. Option 1 generally provides a level death benefit.

Under OPTION 2, the death benefit will be the greater of the specified amount (a minimum of $100,000 on the date of this Prospectus), plus the total account value, or the applicable percentage (described above) of the total account value. Option 2 provides a varying death benefit which increases or decreases over time, depending on the amount of premium paid and the investment performance of the underlying funding options you choose.

Under both option 1 and option 2, the death benefit may be affected by partial surrenders. The death benefit for both options will be reduced by the amount necessary to repay any loans in full.

GUARANTEED DEATH BENEFIT PROVISION

The guaranteed death benefit provision assures that, as long as the guaranteed death benefit premium test as described below is met, the Policy will stay in force even if the cash value is insufficient to cover the current monthly deductions. The guaranteed death benefit premium is a specified amount of premium required to keep the Policy in force to either age 80 or age 100.

The guaranteed death benefit provision must be selected on the application. It may not be available to all risk classes and is only available in those states where it has been approved. (Note: not available in New York.) The guaranteed death benefit provision is available to age 80 or to age 100.

We will test annually to determine if the sum of all premiums paid to date is sufficient to support the guaranteed death benefit provision. In order for the guaranteed death benefit provision to be in effect, the sum of all premiums paid less partial surrenders must be greater than or equal to the required monthly guaranteed death benefit premium times the number of months elapsed since the Policy's issue date.

However, if these premiums are not sufficient, the policy owner will be notified and given two months (61 days in New Jersey) to pay the amount needed. If the guaranteed death benefit provision to age 100 had been in place, and the amount needed is not received within the two-month period; the guaranteed death benefit provision to age 80 will be substituted, if there is enough premium; if not the guaranteed death benefit provision to age 100 will terminate. If the guaranteed death benefit provision to age 80 had been in place and the amount needed is not received within the two-month period (61 days in New Jersey), the guaranteed death benefit provision will terminate.

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

If a guaranteed death benefit provision is terminated it may not be reinstated.

Increases, decreases, partial surrenders, and option changes may affect the guaranteed death benefit premium. These events and loans may also affect the Policy's ability to remain in force even if the cumulative annual guaranteed death benefit provision test has been met.

PREMIUM PAYMENTS

During the first five policy years, payment of the basic premium assures that the Policy will remain in force for that five year period, as long as there are no surrenders or loans taken during that time. The basic premium is stated in the Policy. If basic premiums are not paid, or there are surrenders or loans taken during the first five policy years, the Policy will lapse if the cash surrender value is less than the next monthly deduction.

Basic premiums are current if premiums paid, minus loans and minus partial surrenders, are greater than or equal to the basic premium (expressed as a monthly amount) multiplied by the number of months the Policy has been in force.

After the first five policy years, your Policy will not lapse as long as the Policy's cash surrender value is sufficient to cover the next monthly deduction.

Planned premiums are those premiums you choose to pay on a scheduled basis. We will bill you annually, semiannually, or quarterly, or at any other agreed-upon frequency. Pre-authorized automatic monthly check payments may also be arranged.

Additional premiums are any premiums you pay in addition to planned premiums.

Payment of basic premiums, planned premiums, or additional premiums in any amount will not, except as noted above, guarantee that your Policy will remain in force. Failure to pay planned premiums or additional premiums will not necessarily cause your Policy to lapse. Not paying your planned premiums can, however, cause the guaranteed death benefit provision to terminate. (See "Guaranteed Death Benefit Provision.")

You may increase your planned premium at any time by submitting a written notice to us or by paying additional premiums, except that:

1) We may require evidence of insurability if the additional premium or the new planned premium during the current policy year would increase the difference between the death benefit and the total account value. If satisfactory evidence of insurability is requested and not provided, we will refund the increase in premium without interest and without participation of such amounts in the underlying funding options;

2) In no event may the total of all premiums paid exceed the then-current maximum premium limitations established by federal law for a Policy to qualify as life insurance. (See "Tax Matters.") If, at any time, a premium is paid which would result in total premiums exceeding such maximum premium limitation, we will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the then-current maximum premium limitations prescribed by law;

3) If you make a sufficient premium payment when you apply for a Policy, and have answered favorably certain questions relating to the Insured's health, a "temporary insurance agreement" in the amount applied for (subject to stated maximum) will be provided;

4) After the first premium payment, all premiums must be sent directly to our Administrative Office and will be deemed received when actually received at the Administrative Office. Your premium payments will be allocated as you have directed, and amounts allocated to the Funds will be credited to your Policy at the accumulation unit value as of the next valuation period after each payment is received in the Administrative Office; and

5) You may reallocate your future premium payments at any time free of charge. Any reallocation will apply to premium payments made after you have received written verification from us.

We may backdate a Policy, upon request and under limited circumstances, by assigning an issue date earlier than the date the application is signed but no earlier than six months prior to state approval of the Policy. Backdating may be desirable, for example, so that you can purchase a particular policy specified amount for lower cost of insurance rates based on a younger insurance age. For a backdated Policy, you must pay the minimum premium payable for the period between the issue date and the date the initial premium is invested in the separate account. Backdating of your Policy will not affect the date on which your premium payments are credited to the separate account and you are credited with accumulation units. You cannot be credited with accumulation units until your net premium is actually deposited in the separate account. (See "Policy Values--Total Account Value.")

INITIAL ALLOCATIONS TO FUNDING OPTIONS

At purchase, you must decide how to allocate your net premiums among the subaccounts which purchase shares of the Funds and/or the fixed account. Net premiums must be allocated in whole percentages.

TRANSFERS BETWEEN FUNDING OPTIONS

Up until the maturity date, you may transfer policy values from one subaccount to another at any time, or from Variable Life Account B to the fixed account. And, within the 45 days after each policy anniversary, you may also transfer a portion of the fixed account value to one or more subaccounts before the maturity date. This type of transfer is allowed only once in the 45-day period after the policy anniversary and will be effective as of the next valuation period after your request is received in good order at the Administrative Office. The amount of such transfer cannot exceed the greater of (a) 25% of the fixed account value, or (b) $500. If the fixed account value is less than or equal to $500, you may transfer all or a portion of the fixed account value. We may increase this limit from time to time.

Any transfer among the subaccounts or to the fixed account will result in the crediting and cancellation of accumulation units based on the accumulation unit values determined for the valuation period in which a written request is received at our Administrative Office. (See "Accumulation Unit Value.") You should carefully consider current market conditions and each subaccount's and Fund's investment policies and related risks before allocating money to the subaccounts.

Order for the purchase of Fund shares may be subject to acceptance by the Fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding Fund is not accepted by the Fund for any reason.

TELEPHONE TRANSFERS

You may request a transfer of account values either in writing or by telephone. You may also send your request by facsimile to the Administrative Office. In order to make telephone transfers, a written telephone transfer authorization form must be completed by the policy owner and returned to the Administrative Office. Once the form is processed, the policy owner may request a transfer by telephoning the Administrative Office. All transfers must be in accordance with the terms of the Policy.

Transfer instructions are currently accepted for each valuation period. Once instructions have been accepted and processed, they may not be rescinded; however, new telephone instructions may be given on the following day. If the transfer instructions are not in good order, the Company will not execute the transfer and you will be notified.

We will use reasonable procedures, such as requiring identifying information from callers, recording telephone instructions, and providing written confirmation of transactions, in order to confirm that telephone instructions are genuine. Any telephone instructions which we reasonably believe to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this procedure, the policy owner will bear the risk of loss. If the Company does not use reasonable procedures, as described above, it may be liable for losses due to unauthorized instructions.

Please note that the telephone and/or facsimile may not always be available. Any telephone or facsimile, whether it is ours, yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should send your request in writing to our Administrative Office.

MARKET TIMING

Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the Funds and their investment returns. Such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As an effort to protect our Policy owners and the Funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other Policy owners or Fund shareholders. We discourage frequent transfers, and we accommodate frequent transfers only if we lack a contractual basis to refuse those transfer requests.

In addition, the Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other Funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. While we reserve the right to enforce these policies and procedures, policy owners and other persons with interests under the Policies should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Funds.

However, under the SEC rules, we are required to (1) enter into written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific policy owners who violate excessive trading policies established by the Fund.

In our sole discretion, we may revise Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Policy owners or as applicable to all Policy owners with policy values allocated to subaccounts investing in particular Funds. We may be required to provide additional information about a Policy owner's account to government regulators. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future.

Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment advisor, the Fund would be unable to invest effectively in accordance with its investment objectives or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable

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to purchase or redeem shares of any of the Funds in which the Separate
Account invests, including any refusal or restriction on purchases or redemptions of the subaccount units as a result of the Funds' own policies and procedures on market timing activities. If a Fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1-2 business days of the day on which we received notice of the refusal. We will notify you in writing if we have reversed, restricted, or refused any of your transfer requests. Some Funds may also impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of business days after purchase.) We reserve the right to administer and collect any such redemption fees on behalf of the Funds. You should read the prospectuses of the Funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.

LIMITS IMPOSED BY THE FUNDS

Most underlying Funds have their own excessive trading policies, and orders for the purchase of Fund shares may be subject to acceptance or rejection by the underlying Fund. We reserve the right to reject, without prior notice, any allocation or transfer to a sub-account if the sub-account's investment in its corresponding fund is not accepted by the Fund for any reason.

AUTOMATED TRANSFERS (DOLLAR COST AVERAGING)

Dollar cost averaging describes a program of investing a uniform sum of money at regular intervals over an extended period of time. Dollar cost averaging is based on the economic fact that buying a security with a constant sum of money at fixed intervals results in acquiring more of the item when prices are low and less of it when prices are high.

You may establish automated transfers of fund account values on a monthly or quarterly basis from the ING VP Money Market Portfolio to any other investment option through written request or other method acceptable to the Company. You must have a minimum of $5,000 allocated to the ING VP Money Market Portfolio in order to enroll in the dollar cost averaging program. The minimum automated transfer amount is $50 per month. There is no additional charge for the program. You may start or stop participation in the dollar cost averaging program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. The Company reserves the right to suspend or modify automated transfer privileges at any time.

Before participating in the dollar cost averaging program, you should consider the risks involved in switching between investments available under the Policy. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses. Therefore, you should carefully consider market conditions and each Fund's investment policies and related risks before electing to participate in the dollar cost averaging program.

We do not offer any automated or on-demand transfer option to restore or rebalance your sub-accounts to certain percentages of your total account value.

POLICY VALUES

TOTAL ACCOUNT VALUE

The total account value is the sum of the fixed account value, the separate account value and the loan account value.

Once your Policy has been issued, each net premium (the premium paid less the premium load) allocated to a variable funding option of the separate account is credited in the form of accumulation units of the funding option. An "accumulation unit" is the measure of the net investment result of each variable funding option, based on that funding option's accumulation unit value (AUV). Accumulation units are valued once daily as of the close of trading, normally 4:00 PM, New York time, on each day that the New York Stock Exchange
(NYSE) is open and trading is unrestricted ("valuation date"). On any day other than a valuation date, the accumulation units will not change. A "valuation period" is the period starting at the close of trading on the NYSE on a valuation date, and ending at the close of trading on the next valuation date. Each net premium will be credited to your Policy at the AUV determined for the valuation period in which it is received and accepted by us at our Administrative Office following the issue date of the Policy. The number of accumulation units credited is determined by dividing the net premium by the value of an accumulation unit next computed after we receive the premium. Shares in the Funds are purchased by the separate account at the net asset value determined by the Fund for the valuation period in which the net premium is received by the Company. Since each Fund has a unique AUV, a policy owner who has elected a combination of funding options will have accumulation units credited to each funding option.

The total account value of your Policy is determined by:

     1) multiplying the total number of accumulation units credited to the Policy for each applicable Fund by its appropriate current AUV;

     2) if you have elected a combination of Funds, totaling the resulting values; and

     3)   adding any fixed account and loan account values.

The number of accumulation units credited to a Policy will not be changed by any subsequent change in the value of an accumulation unit. The number is increased by subsequent contributions to or transfers into that funding option, and decreased by charges and withdrawals from that funding option.

The fixed account value reflects amounts allocated to the general account through payment of premiums or transfers from the separate account. The fixed account value is guaranteed; however, there is no assurance that the separate account value of the Policy will equal or exceed the net premiums paid and allocated to the separate account.

The loan account value is the sum of all unpaid loans, preferred and nonpreferred.

You will be advised at least annually as to the number of accumulation units which remain credited to the Policy, the current AUV, the separate account value, the fixed account value, and the total account value.

ACCUMULATION UNIT VALUE

The value of an accumulation unit for any valuation period is determined by multiplying the value of an accumulation unit for the immediately preceding valuation period by the net investment factor for the current period for the appropriate subaccount. The net investment factor equals the net investment rate plus 1.0000000. The net investment rate is determined separately for each subaccount. It is computed according to a formula that is equivalent to the following:

     1) the net assets of the subaccount held in Variable Life Account B at the end of a valuation period; minus

     2) the net assets of the subaccount held in Variable Life Account B at the beginning of that valuation period; plus or minus

     3) taxes or provisions for taxes, if any, attributable to the operation of Variable Life Account B (with any federal tax liability offset by foreign tax credits to the extent allowed); divided by

     4) the value of the accumulation units held by Variable Life Account B at the beginning of the valuation period; minus

     5) a daily charge for mortality and expense risk, and administrative expenses.

(See "Charges and Fees Assessed against the Separate Account.")

In certain circumstances, and when permitted by law, it may be prudent for the Company to use a different standard industry method for this calculation. We will achieve substantially the same result using either method.

MATURITY VALUE

The maturity value of your Policy depends on whether or not the guaranteed death benefit provision is in effect. If it is, the maturity value is the greater of the total account value and the specified amount on the maturity date, less the amount necessary to repay all loans in full. If it is not, the maturity value is the total account value on the maturity date, less the amount necessary to repay all loans in full.

CASH SURRENDER VALUE

The cash surrender value of your Policy is the amount you can receive in cash by surrendering the Policy. This equals the total account value minus the applicable surrender charge and the amount necessary to repay any loans in full. In early policy years, or if there has been a substantial reduction in the specified amount, there may be little or no cash surrender value available. All or part of the cash surrender value may be applied to one or more of the settlement options. (See "Surrender Charge.")

POLICY RIGHTS

FULL SURRENDERS

You may surrender your Policy for the full cash surrender value. If you surrender your Policy in its early years, there may be little or no cash surrender value.

PARTIAL SURRENDERS

A partial surrender may be made at any time after the first policy year.

The amount of a partial surrender may not exceed the cash surrender value on the date the request is received and may not be less than $500.

Partial surrenders may only be made prior to election of a settlement option.

For an option 1 Policy (see "Death Benefit"), a partial surrender will reduce the total account value, death benefit, and specified amount. The specified amount and total account value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

For an option 2 Policy (see "Death Benefit"), a partial surrender will reduce the total account value and the death benefit, but it will not reduce the specified amount.

Payment of any amount due from the separate account values on a full or partial surrender will be made within seven calendar days after we receive your written request at our Administrative Office in form satisfactory to us.

Payment may be postponed when the New York Stock Exchange has been closed and for such other periods as the Commission may require. Payment from the fixed account values may be deferred up to 6 months, except when used to pay premiums to the Company.

The specified amount remaining in force after a partial surrender may not be less than $100,000. Any request for a partial surrender that would reduce the specified amount below this amount will not be granted. In addition, if, following the partial surrender and the corresponding decrease in the specified amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited to the extent necessary to meet the federal tax law requirements.

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If, at the time of a partial surrender, your total account value is attributable to more than one funding option, the surrender charge, transaction charge and the amount paid to you upon the surrender will be taken proportionately from the accumulation unit values in each funding option.

If you request lump sum surrender and the policy's surrender value is over $5,000, your surrender proceeds will be placed into a SECURELINE(R) account in your name. Refer to the description of the SECURELINE(R) account under the section headed "Protection of Proceeds" for more information.

AVOIDING LOSS OF COVERAGE

Take note: The following explanations of the NO-LAPSE COVERAGE PROVISION and the REINSTATEMENT OF A LAPSED POLICY should be read together with the GUARANTEED DEATH BENEFIT PROVISION, discussed earlier under POLICY CHOICES. These three provisions, and the interrelationship between them, determine whether you keep or lose your insurance. If you have any questions about how they operate and how each provision affects the others, please contact the Administrative Office.

NO-LAPSE COVERAGE PROVISION

This Policy will not terminate during the five-year period after its issue date or the issue date of any increase if, on each monthly deduction day within that period, the sum of premiums paid equals or exceeds:

     1) the sum of the basic premiums for each Policy month from the issue date, including the current month; plus

     2)   any partial surrenders; plus

     3) any increase in loan account value since the Policy's issue date or the issue date of any increase.

If, on each monthly deduction day within the five-year period, the sum of premiums paid is less than the sum of the items 1, 2, and 3 above, and the cash surrender value is insufficient to cover the current monthly deduction, the grace period provision will apply.

After the five-year period expires, and depending on the investment performance of the Funds, the total account value may be insufficient to keep this Policy in force, and payment of an additional premium may be necessary, unless the guaranteed death benefit provision has been elected.

REINSTATEMENT OF A LAPSED POLICY

A lapse occurs if your monthly deduction is greater than the cash surrender value and no payment to cover the deduction is made within the 61 days of our notifying you. This may happen after the first five policy years, or during the first five policy years if your basic premiums are not current. The cash surrender value may be insufficient because it has been exhausted by earlier deductions, due to poor investment performance, partial surrenders, indebtedness for policy loans, reductions in specified amount or some combination of these factors.

You can apply for reinstatement within five years after the date of termination and before the maturity date. To reinstate your Policy we will require satisfactory evidence of insurability and an amount sufficient to pay for the current monthly deduction plus two additional monthly deductions.

If the Policy is reinstated within five years of this policy's issue date or while the no-lapse coverage provision (see "No-Lapse Coverage Provision") would be in effect if this Policy had not lapsed, all values including the loan account value will be reinstated to the point they were on the date of lapse. However, the guaranteed death benefit provision will not be reinstated.

If the Policy is reinstated after the no-lapse coverage provision (see "No-Lapse Coverage Provision") has expired, this Policy will be reinstated on the monthly deduction day following our approval. This Policy's total account value at reinstatement will be the net premium paid less the monthly deduction due that day. Any loan account value will not be reinstated, and the guaranteed death benefit will not be reinstated.

If the Policy's cash surrender value less any loan account value plus accrued interest is not sufficient to cover the full surrender charge at the time of lapse, the remaining portion of the surrender charge will also be reinstated at the time of Policy reinstatement.

POLICY LOANS: PREFERRED AND NONPREFERRED

Unless otherwise required by state law, the maximum loan amount is 90% of the cash surrender value at the time of a loan.

Loans taken during the first ten policy years are considered nonpreferred loans. Beginning in the eleventh policy year, up to 10% of the maximum loan amount available at the beginning of a policy year can be taken as a preferred loan during that policy year. Amounts borrowed that are in excess of the maximum loan amount available for a preferred loan will be considered a nonpreferred loan. An amount equal to what you receive for a loan, together with any interest added to the loan for due and unpaid interest, as described below, will be added to the loan account value.

If you are using more than one underlying funding option, the amount of the loan will be withdrawn in proportion to the value of each funding option.

Interest on loans will accrue at an annual rate which will be the greater of:

     1) The monthly average (i.e., the composite yield on corporate bonds as published by Moody's Investors Service, Inc.) for the calendar month which ends two months before the month in which the Policy Anniversary occurs; or

     2)   5.5%.

Increases or decreases to the current interest rate will occur only when the new policy year's annual interest rate is greater or lower than the prior policy year's annual interest rate by at least 0.5%.

We will notify you of the current interest rate charged for a loan at the time a loan is made. If your Policy has a loan outstanding, we will notify you of any change in the interest rate before the new rate becomes effective.

Interest is payable by you once a year on each anniversary of the loan, or earlier upon surrender, payment of proceeds, or maturity of a Policy. Any interest you do not pay when due becomes part of the loan and bears interest.

An amount equal to what you receive for a loan, together with any interest accrued but not paid, will be added to the loan account value. We will credit interest on the loan account value. The loan account value for nonpreferred loans will be credited interest, during any policy year, at an annual rate that is the interest rate charged on the loan minus 2%. However, in no case will the credited interest rate be less than 4.5% annually.

The loan account value on preferred loans will be credited interest at a rate equal to the interest rate charged. In no case will the credited interest rate be less than 5.5% annually.

If a policy loan is requested, the amount to be borrowed will be withdrawn by the Company from the funding options and fixed account value in proportion to the value of the Policy attributable to each funding option and the fixed account. Repayments on the loan will be allocated among the funding options in the same proportion the loan was taken from the funding options. The loan account value will be reduced by the amount of any loan repayment.

The amount necessary to repay all loans in full is the loan account value plus any interest accrued since the last policy anniversary. Such interest is payable in order to discharge any policy indebtedness.

POLICY CHANGES FOR INCREASES, DECREASES AND DEATH BENEFIT OPTION

You may make changes to your Policy, as described below, by submitting a written request to our Administrative Office in a form satisfactory to us.

INCREASES: Beginning in the second policy year, you may increase the specified amount of your Policy subject to the following conditions:

1)   Satisfactory evidence of insurability may be required;

2) The cash surrender value at the time of an increase must be at least three times the sum of (a) the most recent monthly deduction from the total account value and (b) the amount of the increase, divided by 1000, times the applicable cost of insurance rate;

3)   An increase in the specified amount will increase the surrender charge;

4) The basic monthly premium will be increased when the specified amount is increased. The Policy will not terminate within five years of the issue date of the increase if the conditions of this provision and the no-lapse coverage provision are met;

5) Increases through the fifth year are limited to four times the initial specified amount; and

6) Increases in the specified amount will increase the guaranteed death benefit provision amount and will affect the guaranteed death benefit premium.

DECREASES: Beginning in the sixth policy year decreases will be allowed, however:

1) No decrease may reduce the specified amount to less than the minimum for this type of policy. (See Death Benefit); and

2) Any decrease will cause a decrease in the guaranteed death benefit provision.

DEATH BENEFIT OPTION CHANGE: A death benefit option change will be allowed, subject to the following conditions:

1) The change will take effect on the monthly deduction day on or next following the date on which the Administrative Office receives your written request;

2) There will be no change in the surrender charge, and evidence of insurability may be required;

3) We will not allow a change in the death benefit option if the specified amount will be reduced below the minimum specified amount;

4) Changes from option 1 to option 2 are allowed beginning in the sixth policy year. The new specified amount will equal the specified amount less the total account value at the time of the change;* and

5) Changes from option 2 to option 1 are allowed after the first policy year. The new specified amount will equal the specified amount plus the total account value as of the time of the change.*

* Changes in the death benefit option also affect the guaranteed death benefit provision amount and the guaranteed death benefit premium.

RIGHT TO EXAMINE THE POLICY

The Policy has a period during which you may examine the Policy. If for any reason you are dissatisfied, it may be returned to our Administrative Office for a refund. It must be returned within ten days (state variations may apply) after you receive the Policy and the written notice of withdrawal right, or within 45 days after you sign the application for the Policy, whichever occurs latest. If you return (cancel) the Policy, we will pay a refund of:

     1) the difference between payments made and amounts allocated to the separate account; plus

     2) the value of the amount allocated to the separate account as of the date the returned Policy is received by us; plus

     3)   any fees imposed on the amounts allocated to the separate account.

If state law does not permit such a refund, then the refund will equal premiums paid, without interest. Refunds will usually occur within seven days of notice of cancellation, although a refund of premiums paid by check may be delayed until the check clears your bank.

PAYMENT OF DEATH BENEFIT

The death benefit is the amount payable to the beneficiary upon the death of the insured. Any outstanding loan amounts or overdue deductions are withheld from the death benefit prior to payment.

The death benefit under the Policy will be paid in a lump sum within seven days after we receive due proof of the insured's death (a certified copy of the death certificate) at our Administrative Office, unless you or the beneficiary have elected that it be paid under one or more of the settlement options. (See "Settlement Options.")

If the recipient of the death benefit proceeds has elected a lump sum settlement and the death benefit proceeds are over $5,000, the proceeds will be placed into an interest-bearing account in the recipient's name. The SECURELINE(R) account allows the recipient additional time to decide how to manage the proceeds with the balance earning interest from the day the account is opened. Refer to the description of the SECURELINE(R) account under the section headed "Protection of Proceeds" for more information.

Payment of the death benefit may be delayed if the Policy is being contested. While the insured is living, you may elect a settlement option for the beneficiary and deem it irrevocable. You may revoke or change a prior election. The beneficiary may make or change an election within 90 days of the death of the insured, unless you have made an irrevocable election. A beneficiary who has elected settlement option 1 may elect another option within two years after the insured's death.

All or a part of the death benefit may be applied under one or more of the settlement options, or such options as we may choose to make available in the future.

If the Policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any excess death benefit due will be paid as elected.

POLICY SETTLEMENT

There are several ways in which a beneficiary may receive annuity payments from a death benefit. These are called settlement options. If the owner surrenders the Policy, settlement options are available for the amount of the policy cash surrender value.

Proceeds in the form of settlement options are payable by the Company upon the insured's death, upon maturity of the policy, or upon election of one of the following settlement options or any we make available (after any applicable surrender charges have been deducted).

A written request may be made to elect, change, or revoke a settlement option before payments begin under any settlement option. This request must be in form satisfactory to us, and will take effect upon its filing at our Administrative Office. If no settlement option has been elected by the policy owner when the death benefit becomes payable to the beneficiary, that beneficiary may make the election.

The first variable settlement option payment will be as of the tenth valuation period following our receipt of the properly completed election form.

SETTLEMENT OPTIONS

Options 2, 3 and 4 are in the form of an annuity, which is a series of payments for life or a definite period of time. The person receiving the payments is called the annuitant.

OPTION 1 -- Payment of interest on the sum left with us;

OPTION 2 -- Payments for a stated number of years, at least three but no more than thirty;

OPTION 3 -- Payments for the lifetime of the annuitant. If also chosen, we will guarantee payments for 60, 120, 180, or 240 months;

OPTION 4 -- Payments during the joint lifetimes of two annuitants. At the death of either, payments will continue to the survivor. When this option is chosen, a choice must be made of:

     a)   100% of the payment to continue to the survivor;

     b)   66 2/3% of the payment to continue to the survivor;

     c)   50% of the payment to continue to the survivor;

     d) Payments for a minimum of 120 months, with 100% of the payment to continue to the survivor; or

     e) 100% of the payment to continue to the survivor if the survivor is the annuitant, and 50% of the payment to continue to the survivor if the survivor is the second annuitant.

In most states, no election may be made that would result in a first payment of less than $25 or that would result in total yearly payments of less than $120. If the value of the Policy is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

Proceeds applied under option 1 will be held by us in the general account. Proceeds in the general account will be used to make payments on a fixed-dollar basis. We will add interest to such proceeds at an annual rate of not less than 3%. We may add interest daily at any higher rate.

Under option 1, the annuitant may later tell the Company to (a) pay to him or her a portion or all of the sum held by the Company; or (b) apply a portion or all of the sum held by the Company to another settlement option.

Proceeds applied under options 2, 3 and 4 will be held (a) in the general account; or (b) in Variable Annuity Account B, invested in one or more of the available investment options, or (c) a mix of (a) and (b). Proceeds held in Variable Annuity Account B will be used to make payments on a variable basis.

If payments are to be funded on a variable basis (by the Funds), the first and subsequent payments will vary depending on the assumed net investment rate. This rate will be 3.5% per year, unless a 5% annual rate is chosen. The assumed net investment rate is chosen by the payee.

Selection of a 5% rate causes a higher first payment, but subsequent payments will increase only to the extent the actual net investment rate exceeds 5% on an annualized basis, and they will decline if the rate is less than 5%. Use of the 3.5% assumed net investment rate causes a lower first payment, but subsequent payments will increase more rapidly or decline more slowly as changes occur in the actual net investment rate. The investment performance of the underlying funding option(s) must equal such assumed rate, plus enough to cover the mortality and expense risk and administrative fee charges, if future payments on a variable basis are to remain level.

If payments on a variable basis are not to decrease, gross return on the assets of the underlying funding option must be:

     1) 4.75% on an annual basis, plus an annual return of up to 0.25% needed to offset the administrative charge in effect at the time settlement option payments start, if an assumed net investment rate of 3.5% is chosen; or

     2) 6.25% on an annual basis, plus an annual return of up to 0.25% needed to offset the administrative charge in effect at the time settlement option payments start, if an assumed net investment rate of 5% is chosen.

Option 2, 3 or 4 may be chosen on a fixed-dollar basis. However, if the guaranteed payments are less than the payments which would be made from the purchase of the Company's current single premium immediate annuity, the larger payment will be made instead.

As to funds held under option 1, the annuitant may elect to make a withdrawal or to change options. Under option 2, if payments are made on a variable basis, the current value may be withdrawn at any time. Amounts held in the fixed account may not be withdrawn under option 2. No withdrawals or changes of option may be made under options 3 and 4.

When an annuitant dies while receiving payments under option 2, 3 or 4, the present value of any remaining guaranteed payments will either be paid in one sum to the annuitant's beneficiary, or upon election by that beneficiary, any remaining guaranteed payments will continue to that beneficiary. If no beneficiary exists, the present value of any remaining guaranteed payments will be paid in one sum to the annuitant's estate. If the annuitant dies while receiving payments under option 1, the current value of the option will be paid in one sum to the beneficiary, or to the annuitant's estate.

If the annuitant's beneficiary dies (and there is no contingent beneficiary), while receiving payments, the current value of the account (option 1), or the present value of any remaining guaranteed payments will be paid in one sum to the estate of that beneficiary. The interest rate used to determine the first payment will be used to calculate the present value.

CALCULATION OF SETTLEMENT PAYMENTS ON A VARIABLE BASIS

When you have chosen payment on a variable basis, the first payment is calculated as follows:

     1) the portion of the proceeds applied to make payments on the variable basis; divided by

     2)   1,000; times

     3) the payment rate per $1000 of proceeds for the option chosen as shown in the policy.

Such amount, or portion, of the variable payment will be divided by the settlement option unit value (described below), as of the tenth valuation period before the due date of the first payment, to determine the number of settlement option units. Each future payment is equal to the number of settlement option units, times the settlement option unit value as of the tenth valuation period prior to the due date of the payment.

For any valuation period, the Fund(s) settlement option unit value is equal to:

     1)   The settlement option unit value for the previous valuation period;
          times

     2)   The net return factor (as defined below) for the valuation period;
          times

     3)   A factor to reflect the assumed net investment rate.

The factor for 3.5% per year is 0.9999058; for 5% per year, it is 0.9998663.

The net return factor equals:

     1) The net assets of the applicable fund held in Variable Annuity Account B at the end of a valuation period; minus

     2) The net assets of the applicable fund held in Variable Annuity Account B at the beginning of that valuation period; plus or minus

     3) Taxes or provision for taxes, if any, attributable to the operations of Variable Annuity Account B; divided by

     4) The value of settlement option units and other accumulation units held in Variable Annuity Account B at the beginning of the valuation period; minus

     5) A daily charge at an annual rate of 1.25% of your account value invested in the subaccount for annuity mortality and expense risk and the then-current daily administrative expense charge.

The number of settlement option units remains fixed. However, the dollar value of the settlement option unit values and the payment may increase or decrease due to investment gain or loss.

Payments will not be affected by changes in the mortality or expense results or administrative expense charges.

SPECIAL PLANS

Where allowed by law, the Company may reduce or eliminate certain charges for Policies issued under special circumstances that result in lower expenses to the Company (i.e., group arrangements with a sponsoring employer). The amount of any reduction, the charges to be reduced, and the criteria for applying a reduction will reflect the reduced sales effort, costs and differing mortality experience appropriate to the circumstances giving rise to the reduction. The charges will be reduced in accordance with the Company's practice in effect when the Policies are issued. Reductions will not be unfairly discriminatory against any person, including the purchasers to whom the reduction applies and all other owners of the Policies.

The Company offers Policies on a unisex and simplified underwriting basis to certain group or sponsored arrangements. A "group arrangement" includes a program under which an employer purchases individual Policies covering a group of individuals on a group basis. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees for the purchase of the Policies on an individual basis. Under both arrangements, the employer pays all or part of the premium. The benefits and values of these Policies do not vary based on the sex of the insured in order to be used by employers in employee benefit plans where sex discrimination is prohibited by federal or state laws. The Company recommends that any employer proposing to offer the Policies to employees under either arrangement consult its attorney before doing so.

DIRECTORS AND OFFICERS

The following is a list of current directors and principal officers of the Company, their position with the Company and their business experience during the past five years.

NAME AND ADDRESS        POSITION WITH THE COMPANY   BUSINESS EXPERIENCE DURING THE PAST 5 YEARS
---------------------   -------------------------   ---------------------------------------------
Thomas J. McInerney*    Director and Chairman       Has held several directorships and various
                                                    executive officer positions with various ING
                                                    affiliated companies since 1998, including
                                                    positions as Director, Chief Executive
                                                    Officer, and President.

Richard T. Mason**      President                   Has held several directorships and various
                                                    executive officer positions with various
                                                    ING affiliated companies since 2003,
                                                    including positions as Vice President
                                                    and President.

Bridget M. Healy***     Director                    Has held several directorships and various
                                                    executive officer positions with various
                                                    ING affiliated companies since 2007,
                                                    including positions as Director, Executive
                                                    Vice President and Chief Legal Officer.

Robert G. Leary***      Director                    Has held several directorships and various
                                                    executive officer positions with various
                                                    ING affiliated companies since 2007,
                                                    including positions as Director, Chairman
                                                    and Chief Executive Officer.

Kathleen A. Murphy*     Director                    Has held several directorships and various
                                                    executive officer positions with various
                                                    ING affiliated companies since 1987
                                                    including positions as Director, Senior
                                                    Vice President, General Counsel, Deputy
                                                    General Counsel and Chief Compliance
                                                    Officer. Chief Executive Officer, U.S.
                                                    Wealth Management Organization, since 2006.

Catherine H. Smith*     Director                    Has held several directorships and various
                                                    executive officer positions with various
                                                    ING affiliated companies since 1998
                                                    including positions as Director, Chairman,
                                                    Senior Vice President and Chief Operations
                                                    Officer. Chief Executive Officer, U.S.
                                                    Insurance, U.S. Americas, since 2006.

David Wheat****         Director, Vice President    Has held several directorships and various
                        and Chief Financial         executive officer positions with various
                        Officer                     ING affiliated companies since 2001
                                                    including positions as Director, Senior
                                                    Vice President and Chief Financial Officer
                                                    of various ING affiliated companies since
                                                    2003. Chief Accounting Officer of various
                                                    ING affiliated companies since from 2001
                                                    to 2002.

Steven T. Pierson****   Senior Vice President and   Has held various executive positions with
                        Chief Accounting Officer    various ING affiliated companies since 2002,
                                                    including positions as Senior Vice
                                                    President, Controller and Chief Accounting
                                                    Officer. Senior Vice President, Controller
                                                    and Director of Assurant from May, 1994 to
                                                    December, 2002.

Joy M. Benner*****      Secretary                   Has held several positions with various ING
                                                    affiliated companies since 1999. Secretary
                                                    since February, 2006.

    * The address of these Directors is One Orange Way, Windsor, CT 06095-4774, These individuals may also be directors and/or officers of other affiliates of the Company.

   ** The address of this Officer is 440 S. Warren Street, Ste 300/702, Syracuse
      NY 13202. This individual may also be an officer of other affiliates of the Company.

  *** The address of these Directors is 230 Park Avenue, 13th Floor, New York,
      NY 10169. These individuals may also be an officer of other affiliates of the Company.

 **** The address of this Director and this Officer is 5780 Powers Ferry Road,
      NW, Atlanta, Georgia 30327-4390. These individuals may also be directors and/or officers of other affiliates of the Company

***** The address of this Officer is 20 Washington Avenue South, Minneapolis,
      Minnesota 55401. This individual may also be an officer of other affiliates of the Company.

ADDITIONAL INFORMATION

REPORTS TO POLICY OWNERS

Within 30 days after each policy anniversary and before proceeds are applied to a settlement option, we or our designee, will send you a report containing the following information:

     1) A statement of changes in the total account value and cash surrender value since the prior report or since the issue date, if there has been no prior report. This includes a statement of monthly deductions and investment results and any interest earnings for the report period;

     2) Cash surrender value, death benefit, and any loan account value as of the policy anniversary; and

     3) A projection of the total account value, loan account value and cash surrender value as of the succeeding policy anniversary.

If you have policy values funded in either separate account you will receive such additional periodic reports as may be required by the Commission.

Some state laws require additional reports; these requirements vary from state to state.

RIGHT TO INSTRUCT VOTING OF FUND SHARES

The Funds do not hold regularly scheduled shareholder meetings. When a Fund holds a special meeting for the purpose of approving changes in the ownership or operation of the Fund, the Company is entitled to vote the shares held by our subaccount invested in that Fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.

Will we notify you when your instructions are needed and will provide information from the Fund about the matters requiring the special meeting. We calculate the number of votes for which you may instruct us based on the amount you have allocated to that subaccount, and the value of a share of the corresponding Fund, as of a date chosen by the Fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your policy. If we do not receive instructions from you, we will vote the shares attributable to your policy in the same proportion as we vote other shares based on instructions received from other policy owners.

Each Fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the Fund held in the Separate Account are owned by the Company, and because under the 1940 Act the Company will vote all such shares in the same proportion as the voting instruction we receive, it is important that each policy owner provide their voting instructions to the Company. Even though policy owners may choose not to provide voting instruction, the shares of the Fund to which such policy owners would have been entitled to provide voting instruction will be voted by the Company in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of policy owners could determine the outcome of matters subject to shareholder vote. In addition, because the Company expects to vote all shares of the Fund which it owns at a meeting of the shareholders of the Fund, all shares voted by the company will be counted when the Fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met.

STATE REGULATION

We are subject to regulation and supervision by the Insurance Department of the State of Connecticut, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The Policies have been approved by the Insurance Department of the State of Connecticut and in other jurisdictions.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business, for the purposes of determining solvency and compliance with local insurance laws and regulations.

REGULATORY DEVELOPMENTS - THE COMPANY AND THE INDUSTRY

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

INSURANCE AND RETIREMENT PLAN PRODUCTS AND OTHER REGULATORY MATTERS. Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

INVESTMENT PRODUCT REGULATORY ISSUES. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances

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where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by the Company with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING's U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S. based operations, including the Company.

PRODUCT REGULATION. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes certain requirements relating to product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Code. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the company to administrative penalties, unanticipated remediation, or other claims and costs.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings that involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.


ING Financial Advisers, LLC, the principal underwriter and distributor of the Policy, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, Inc. is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse affect on its ability to distribute the Policy.

THE REGISTRATION STATEMENT

A Registration Statement under the Securities Act of 1933 has been filed with the Commission relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the Registration Statement, certain portions of which have been omitted pursuant to the rules and regulations of the Commission. The omitted information may be obtained at the Commission's principal office in Washington, DC, upon payment of the Commission's prescribed fees.

The Policies are no longer offered for sale.

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DISTRIBUTION OF THE POLICIES

ING Financial Advisers, LLC serves as principal underwriter of the securities offered hereunder as defined by the federal securities laws. ING Financial Advisers, LLC is registered as a broker-dealer with the Commission and is a member of the Financial Industry Regulatory Authority ("FINRA"). ING Financial Advisers, LLC has contracted with one or more registered broker-dealers including broker-dealers affiliated with it ("distributors") to service the Policies. All persons servicing the Policies will be registered representatives of the distributors, and will also be licensed as insurance agents to sell variable life insurance.

The maximum commission payable to salespersons and their supervising broker-dealers for policy distribution is 55% of the guaranteed death benefit premium to age 80, or, in the event of an increase in the specified amount, 55% of the guaranteed death benefit premium to age 80, attributable to the increase. In lieu of premium-based commission, equivalent amounts may be paid based on total account value. In particular circumstances, certain of these professionals may also be paid for their administrative expenses. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars.

These additional types of compensation are not offered to all broker-dealers. The terms of any particular agreement governing compensation may vary among broker-dealers and the amount may be significant. The prospect of receiving, or the receipt of, additional compensation may provide broker-dealers and/or their registered representatives with an incentive to favor sales of the policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

ING Financial Advisers, LLC may also contract with independent third party broker-dealers who will act as wholesalers. These parties may also provide training, marketing and other sales related functions for ING Financial Advisers, LLC and other broker-dealers and may provide certain administrative services to the Company in connection with the Policies. Such parties may receive compensation based on premium payments for the Policies purchased through broker-dealers selected by the wholesaler.

RECORDS AND ACCOUNTS

All records and accounts relating to the separate accounts and the Funds will be maintained by the Company or its designee. All reports required to be made and information required to be given will be provided by the Company or its designee.

Lincoln performs certain administrative functions relating to the Policies, and maintains books and records necessary to operate and administer the Policies.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, is the independent registered public accounting firm for the Separate Account. Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, Georgia 30308, is the independent registered public accounting firm for the Company. The independent registered public accounting firm provides services to the Company and Separate Account that includes primarily the audits of the Company's consolidated financial statements and Separate Account financial statements. The consolidated financial statements of the Company and the financial statements of the Separate Account audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.


                                       37

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TAX MATTERS

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications, state and local taxes or other tax situations. This discussion is not intended as tax advice. Counsel or other qualified tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service ("IRS").

The following discussion generally assumes that the Policy will qualify as a life insurance contract for federal tax purposes.

TAX STATUS OF THE COMPANY

We are taxed as a life insurance company under the Internal Revenue Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company. We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the Policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the separate account, then we may impose a charge against the separate account (with respect to some or all of the Policies) to set aside provisions to pay such taxes.

TAX STATUS OF THE POLICY

This Policy is designed to qualify as a life insurance contract under the Code. All terms and provisions of the Policy shall be construed in a manner that is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Policy must satisfy certain requirements that are set forth in Section 7702 of the Code. If your variable life Policy does not satisfy the requirements set forth in Section 7702 of the Code, it will not be treated as life insurance under Code 7702. You could then be subject to federal income tax on your Policy income as you earn it. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions or modify your Policy in order to do so. (See Tax Treatment of Policy Death Benefits.) If we return premium in order to bring your policy into compliance with the requirements of Section 7702, it will be refunded on a last-in, first-out basis and may be taken from the investment options in which your policy is allocated based on your premium allocation in effect when we received the premium to be refunded.

DIVERSIFICATION AND INVESTOR CONTROL REQUIREMENTS

In addition to meeting the Code Section 7702 tests, Code Section 817(h) requires investments within a separate account, such as our separate account, to be adequately diversified. The Treasury has issued regulations that set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding Fund must meet certain tests. If these tests are not met, your variable life policy will not be adequately diversified and not treated as life insurance under Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each subaccount's corresponding Fund has represented that it will meet the diversification standards that apply to your policy. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your variable life policy does not satisfy the applicable diversification regulations, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and we reserve the right to modify your policy as necessary in order to do so.


In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the separate account supporting their policies, due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. Your ownership rights under your Policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that Policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and in your Policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the separate account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your Policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the separate account assets, or to otherwise qualify your Policy for favorable tax treatment.

TAX TREATMENT OF POLICY DEATH BENEFITS

The death benefit under a Policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Code. However, there are exceptions to this general rule. Additionally, federal, state and local transfer, estate inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy owner or beneficiary(ies). A qualified tax adviser should be consulted about these consequences.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS

Generally, the Policy owner will not be taxed on any of the Policy value until there is a distribution. When distributions from a Policy occur, or when loan amounts are taken from or secured by a Policy, the tax consequences depend on whether or not the Policy is a "modified endowment contract."

MODIFIED ENDOWMENT CONTRACTS

Under the Code, certain life insurance contracts are classified as "modified endowment contracts" and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven Policy years. Certain changes in a Policy after it is issued, such as reduction or increase in benefits or Policy reinstatement, could also cause it to be classified as a modified endowment contract or increase the period during which the Policy must be tested. A current or prospective Policy owner should consult with a qualified tax adviser to determine whether or not a Policy transaction will cause the Policy to be classified as a modified endowment contract.

If a Policy becomes a modified endowment contract, distributions that occur during the Policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

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

Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same Policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the Policy owner's income when a taxable distribution occurs.


Once a Policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain, if any, taxable as ordinary income. Amounts will be treated as tax-free recovery of the Policy owner's investment in the Policy only after all gain has been distributed. The amount of gain in the Policy will be equal to the difference between the Policy's value determined without regard to any surrender charges, and the investment in the Policy;

2) Loan amounts taken from or secured by a Policy classified as a modified endowment contract, and also assignments or pledges of such a Policy (or agreements to assign or pledge such a Policy), are treated first as distributions of gain, if any, taxable as ordinary income. Amounts will be treated as tax-free recovery of the Policy owner's investment in the Policy only after all gain has been distributed; and

3) A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to distributions (a) made on or after the date on which the taxpayer attains age 59 1/2, (b) that are attributable to the taxpayer's becoming disabled (as defined in the Code), or (c) that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a qualified tax adviser to determine whether or not you may be subject to this penalty tax.

If we discover that your policy has inadvertently become a modified endowment contract, we will assume that you do not want it to be classified as a modified endowment contract and attempt to fix this by refunding any excess premium with related interest. The excess gross premium will be refunded on a last-in, first-out basis and may be taken from the investment options in which your policy value is allocated based on your premium allocation in effect when we received the premium to be refunded.


POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS

Distributions other than death benefits from a Policy that is not classified as a modified endowment contract are generally treated first as a recovery of the Policy owner's investment in the Policy. Only after the recovery of all investment in the Policy is there taxable income. However, certain distributions made in connection with Policy benefit reductions during the first fifteen Policy years may be treated in whole or in part as ordinary income subject to tax. Consult a qualified tax adviser to determine whether or not any distributions made in connection with a reduction in Policy benefits will be subject to tax.

Loan amounts from or secured by a Policy that is not a modified endowment contract are generally not taxed as distributions. However, the tax consequences of preferred loans are uncertain and a qualified tax adviser should be consulted about such loans. Finally, neither distributions from, nor loan amounts from or secured by, a Policy that is not a modified endowment contract are subject to the 10% additional income tax penalty.

INVESTMENT IN THE POLICY

Your investment in the Policy is generally the total of your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax free.

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OTHER TAX MATTERS

POLICY LOANS

In general, interest on a loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain "key person" insurance. You should consult a qualified tax adviser to determine whether you qualify under this exception.

Moreover, the tax consequences associated with a preferred loan available in the Policy are uncertain. Before taking out a loan, you should consult a qualified tax adviser as to the tax consequences.

If a loan from a Policy is outstanding when the Policy other than a modified endowment contract is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the Policy and will be taxed accordingly.

CONTINUATION OF A POLICY

The tax consequences of continuing the Policy beyond maturity are unclear. For example, in certain situations it is possible that after the insured person reaches age 100, the IRS could treat you as being in constructive receipt of the account value if the account value becomes equal to the death benefit. If this happens, an amount equal to the excess of the account value over the investment in the Policy would be includible in your income at that time. Because we believe the Policy will continue to constitute life insurance at that time and the IRS has not issued any guidance on this issue, we do not intend to tax report any earnings due to the possibility of constructive receipt in this circumstance. You should consult a qualified tax adviser if you intend to keep the Policy in force after the maturity date.

SECTION 1035 EXCHANGES

Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy solely for another life insurance policy or an endowment, annuity, or qualified long term care contract. We accept 1035 exchanges with outstanding loans. Special rules and procedures apply to 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult your qualified tax adviser.


TAX-EXEMPT POLICY OWNERS

Special rules may apply to a Policy that is owned by a tax-exempt entity. Tax-exempt entities should consult their qualified tax adviser regarding the consequences of purchasing and owning a Policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

TAX LAW CHANGES

Although the likelihood of legislative action or tax reform is uncertain, there is always the possibility that the tax treatment of the Policy could be changed by legislation or other means. It is also possible that any change may be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the Policy.

POLICY CHANGES TO COMPLY WITH THE LAW

So that your Policy continues to qualify as life insurance under the Code, we reserve the right to refuse to accept all or part of your premium payments or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your Policy to fail to qualify as life insurance. We also may make changes to your Policy or its riders or make distributions from your Policy to the degree that we deem necessary to qualify your Policy as life insurance for tax purposes.


                                       41

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If we make any change of this type, it applies the same way to all affected
Policies.

Any increase in your death benefit will cause an increase in your cost of insurance charges.

LIFE INSURANCE OWNED BY BUSINESSES

In recent years, Congress has adopted new rules relating to life insurance owned by businesses. For example, in the case of a Policy issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a Policy even if no loans are taken under the Policy. (An exception to this rule is provided for certain life insurance contracts that cover the life of an individual who is a 20-percent owner, or an officer, director, or employee of a trade or business.)

In addition, in certain instances, a portion of the death benefit payable under an employer-owned policy may be taxable. As another example, special rules apply if you are subject to the alternative minimum tax. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a qualified tax adviser.

INCOME TAX WITHHOLDING

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We generally do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you will have to pay additional income taxes and possibly penalties later. We will also report to the IRS the amount of any taxable distributions.

POLICY TRANSFERS

The transfer of the Policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

YOU SHOULD CONSULT QUALIFIED LEGAL OR TAX ADVISERS FOR COMPLETE INFORMATION ON FEDERAL, STATE, LOCAL AND OTHER TAX CONSIDERATIONS.

MISCELLANEOUS POLICY PROVISIONS

THE POLICY

The Policy which you receive and the application you make when you purchase the Policy are the whole contract. A copy of the application is attached to the Policy when it is issued to you. An application for changes, once approved by us, will become part of the Policy.

Application forms are completed by the applicant and forwarded to the Company for acceptance. Upon acceptance, the Policy is prepared, executed by duly authorized officers of the Company, and forwarded to the Policy owner.

PAYMENT OF BENEFITS

All benefits are payable at our Administrative Office. We may require submission of the Policy before we grant loans, make changes or pay benefits.

AGE AND SEX

If age or sex is misstated on the application, the amount payable on death will be that which would have been purchased by the most recent monthly deduction at the correct age and sex. (If the application is taken in a state or under an agreement where unisex rates are used, the insured's sex is inapplicable.)

                                       42

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INCONTESTABILITY

We will not contest coverage under the Policy after the Policy has been in force during the lifetime of the insured for a period of two years from the policy issue date. Our right to contest coverage is not affected by the guaranteed death benefit provision.

For coverage which takes effect on a later date (e.g., an increase in coverage), we will not contest such coverage after it has been in force during the lifetime of the insured more than two years from its effective date.

SUICIDE

In most states, if the insured commits suicide within two years from the issue date, the only benefit paid will be the sum of 1) plus 2) minus 3) where:

     1)   equals premiums paid less amounts allocated to the separate account;
          and

     2) equals the separate account value on the date of suicide, plus the portion of the monthly deduction from the separate account value; and

     3) equals the amount necessary to repay any loans in full and any interest earned on the loan account value transferred to the separate account value, and any surrenders from the fixed account.

If the insured commits suicide within two years from the effective date of any increase in coverage, we will pay as a benefit only the monthly deduction for the increase, in lieu of the face amount of the increase.

All amounts described in 1) and 3) above will be calculated as of the date of death.

ANTI-MONEY LAUNDERING

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers' identities are properly verified and that premiums are not derived from improper sources.

Under our anti-money laundering program, we may require Policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (travelers cheques, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in your policy lapsing or entering a 61-day grace period during which you must make a sufficient payment, in an acceptable form, to keep your Policy from lapsing.

APPLICABLE LAWS DESIGNED TO PREVENT TERRORIST FINANCING AND MONEY LAUNDERING MIGHT, IN CERTAIN CIRCUMSTANCES, REQUIRE US TO BLOCK CERTAIN TRANSACTIONS UNTIL AUTHORIZATION IS RECEIVED FROM THE APPROPRIATE REGULATOR. WE MAY ALSO BE REQUIRED TO PROVIDE ADDITIONAL INFORMATION ABOUT YOU AND YOUR BROKER TO GOVERNMENT REGULATORS.

Our anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.

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COVERAGE BEYOND MATURITY

The Policy is considered matured on the issue date anniversary on which the Insured reaches attained age 100. This is the maturity date.

You may, by written request, in the 30 days before the maturity date of this Policy, elect to continue coverage beyond the maturity date. At age 100, the separate account value will be transferred to the fixed account. If coverage beyond maturity is elected, we will continue to credit interest to the total account value of this Policy. Monthly deductions will be calculated with a cost of insurance rate equal to zero.

At this time, uncertainties exist regarding the tax treatment of the Policy should it continue beyond the maturity date. You should therefore consult with your tax advisor prior to making this election. (See "Tax Matters.") The coverage beyond maturity provision is only available in approving states. This provision is not available in New York.

PROTECTION OF PROCEEDS

To the extent provided by law, the proceeds of the Policy are subject neither to claims by a beneficiary's creditors nor to any legal process against any beneficiary.

For surrenders and death benefit settlements where the proceeds are over $5,000, the proceeds will be placed into a SECURELINE(R) account. The SECURELINE(R) account is a special service that we offer in which your death benefit or surrender proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the proceeds) a check, we will send a checkbook so that you (or the proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SECURELINE(R) account is part of Lincoln's general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Lincoln's general account, it is subject to the claims of Lincoln's creditors. Lincoln receives a benefit from all amounts left in the SECURELINE(R) account.

NONPARTICIPATION

The Policy is not entitled to share in the divisible surplus of the Company. No dividends are payable.

ILLUSTRATIONS OF DEATH BENEFIT, TOTAL ACCOUNT VALUES AND CASH SURRENDER VALUES

The tables on the following pages illustrate how the death benefit, total account values, and cash surrender values of a Policy change with the investment experience of the variable funding options. The tables show how the death benefit, total account values, and cash surrender values of a Policy issued to an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross, annual rate of 0%, 6%, and 12%, respectively. Actual returns will fluctuate over time and likely will be both positive and negative. The hypothetical gross investment rate of return may indeed average 0%, 6% or 12% over a period of years, however, it may fluctuate above and below those averages throughout the years shown. In that case, the actual account values, cash surrender values, and death benefit proceeds could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid.

Tables I through IV illustrate Policies issued to males, age 45, in the preferred nonsmoker rate class and Policies issued on a unisex basis according to the special plans section of this prospectus for both males and females, age 45, in the preferred nonsmoker rate class. Tables V through VIII illustrate Policies issued on a unisex basis, age 45, in the preferred nonsmoker rate class for contracts issued in states where unisex rates are required. The death benefit, total account values, and cash surrender values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual policy years.

The second column of each table shows the accumulated values of the premiums paid at an assumed interest rate of 5%. The third through fifth columns illustrate the death benefit of a Policy over the designated period. The sixth through eighth columns illustrate the total account values, while the ninth through the eleventh columns illustrate the cash surrender values of each Policy over the designated period. Tables I, II, V and VI assume that the maximum cost of insurance rates allowable under the Policy are charged in all policy years. These tables also assume that the maximum allowable mortality and expense risk charge of 0.90% on an annual basis, the maximum allowable administrative expense charge of 0.50% on an annual basis, and the maximum allowable premium load of 6% are assessed in each policy year. Tables III, IV, VII and VIII assume that the current scale of cost of insurance rates applies during all policy years. These tables also assume that the current mortality and expense risk charge of 0.70% on an annual basis, the current administrative expense charge of 0.30% on an annual basis, and the current premium load of 3.5% are assessed.

The amounts shown for death benefit, cash surrender values, and total account values reflect the fact that the net investment return is lower than the gross return on the assets held in each Fund as a result of expenses paid by each Fund and other charges levied by the separate account. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -1.67%, 4.23%, and 10.14%, respectively on a current basis. On a guaranteed basis, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -2.06%, 3.82%, and 9.70%, respectively.

The investment advisory fees and other Fund expenses vary by Fund from 0.34% to 1.00%. An arithmetic average of 0.68% has been used for the illustrations.

The hypothetical values shown in the tables do not reflect any separate account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the death benefit, total account values, and cash surrender values illustrated.

The tables illustrate the policy values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all net premiums are allocated to Variable Life Account B and if no policy loans have been made. The tables are also based on the assumptions that the policy owner has not requested an increase or decrease in the specified amount of the Policy, and no partial surrenders have been made.

Upon request, we will provide an illustration based upon the proposed insured's age, sex of insured (if necessary), and underwriting classification, the specified amount or premium requested, the proposed frequency of premium payments and any available riders requested. A fee of $25 is charged for each such illustration.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                              AETNAVEST PLUS POLICY

                                     TABLE I
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
              MALE ISSUE AGE 45 - UNISEX FOR SPECIAL PLAN POLICIES
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
           $6,720.00 ANNUAL GUARANTEED DEATH BENEFIT PREMIUM TO AGE 80
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT
              ACCUMULATED     GROSS ANNUAL INVESTMENT          TOTAL ACCOUNT VALUE            CASH SURRENDER VALUE
                 AT                   RETURN OF            ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
  POLICY     5% INTEREST   -----------------------------  -----------------------------  -----------------------------
   YEAR        PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
-----------  ------------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
1                 7,056     500,000   500,000   500,000     4,330     4,649      4,969       658       977      1,297
2                14,465     500,000   500,000   500,000     8,608     9,521     10,474     4,936     5,849      6,802
3                22,244     500,000   500,000   500,000    12,673    14,459     16,400     9,001    10,787     12,728
4                30,412     500,000   500,000   500,000    16,521    19,458     22,784    12,849    15,786     19,112
5                38,989     500,000   500,000   500,000    20,140    24,506     29,657    16,468    20,834     25,985

6                47,994     500,000   500,000   500,000    23,526    29,599     37,066    20,191    26,264     33,731
7                57,450     500,000   500,000   500,000    26,653    34,709     45,039    23,685    31,741     42,071
8                67,379     500,000   500,000   500,000    29,495    39,807     53,609    26,894    37,206     51,008
9                77,803     500,000   500,000   500,000    32,032    44,873     62,823    29,798    42,639     60,589
10               88,750     500,000   500,000   500,000    34,229    49,869     72,716    32,362    48,002     70,849

15              152,258     500,000   500,000   500,000    39,253    72,764    134,722    39,222    72,733    134,691
20              233,313     500,000   500,000   500,000    30,414    87,804    226,667    30,414    87,804    226,667
25              336,762     500,000   500,000   500,000         0    83,205    372,174         0    83,205    372,174
30              468,793     500,000   500,000   665,910         0    33,112    622,346         0    33,112    622,346
20 (Age 65)     233,313     500,000   500,000   500,000    30,414    87,804    226,667    30,414    87,804    226,667

(1) Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST PLUS POLICY

                                    TABLE II
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
              MALE ISSUE AGE 45 - UNISEX FOR SPECIAL PLAN POLICIES
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                         $4,080.00 ANNUAL BASIC PREMIUM
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT
              ACCUMULATED     GROSS ANNUAL INVESTMENT          TOTAL ACCOUNT VALUE            CASH SURRENDER VALUE
                 AT                   RETURN OF            ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
  POLICY     5% INTEREST   -----------------------------  -----------------------------  -----------------------------
   YEAR        PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
-----------  ------------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
1                 4,284     500,000   500,000   500,000     1,892     2,062      2,232         0         0         0
2                 8,782     500,000   500,000   500,000     3,773     4,234      4,717       101       562     1,045
3                13,505     500,000   500,000   500,000     5,481     6,355      7,310     1,809     2,683     3,638
4                18,465     500,000   500,000   500,000     7,009     8,411     10,010     3,337     4,739     6,338
5                23,672     500,000   500,000   500,000     8,342    10,383     12,812     4,670     6,711     9,140

6                29,139     500,000   500,000   500,000     9,475    12,258     15,717     6,140     8,923    12,382
7                34,880     500,000   500,000   500,000    10,377    13,999     18,704     7,409    11,031    15,736
8                40,908     500,000   500,000   500,000    11,020    15,566     21,749     8,419    12,965    19,148
9                47,238     500,000   500,000   500,000    11,379    16,923     24,830     9,145    14,689    22,596
10               53,884     500,000   500,000   500,000    11,415    18,019     27,910     9,548    16,152    26,043

15               92,443     500,000   500,000   500,000     5,695    17,882     42,127     5,664    17,851    42,096
20              141,655           0   500,000   500,000         0     1,196     48,466         0     1,196    48,466
25              204,463           0         0   500,000         0         0     28,221         0         0    28,221
30              284,624           0         0         0         0         0          0         0         0         0
20 (Age 65)     141,655           0   500,000   500,000         0     1,196     48,466         0     1,196    48,466

(1) Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST PLUS POLICY

                                    TABLE III
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
              MALE ISSUE AGE 45 - UNISEX FOR SPECIAL PLAN POLICIES
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
           $6,720.00 ANNUAL GUARANTEED DEATH BENEFIT PREMIUM TO AGE 80
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT
              ACCUMULATED     GROSS ANNUAL INVESTMENT          TOTAL ACCOUNT VALUE            CASH SURRENDER VALUE
                 AT                   RETURN OF            ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
  POLICY     5% INTEREST   -----------------------------  -----------------------------  -----------------------------
   YEAR        PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
-----------  ------------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
1                 7,056     500,000   500,000   500,000     4,908      5,249     5,592     1,236      1,577     1,920
2                14,465     500,000   500,000   500,000     9,817     10,813    11,852     6,145      7,141     8,180
3                22,244     500,000   500,000   500,000    14,566     16,540    18,683    10,894     12,868    15,011
4                30,412     500,000   500,000   500,000    19,133     22,413    26,117    15,461     18,741    22,445
5                38,989     500,000   500,000   500,000    23,493     28,410    34,193    19,821     24,738    30,521

6                47,994     500,000   500,000   500,000    27,620     34,511    42,953    24,285     31,176    39,618
7                57,450     500,000   500,000   500,000    31,532     40,735    52,490    28,564     37,767    49,522
8                67,379     500,000   500,000   500,000    35,242     47,101    62,899    32,641     44,500    60,298
9                77,803     500,000   500,000   500,000    38,761     53,628    74,291    36,527     51,394    72,057
10               88,750     500,000   500,000   500,000    42,082     60,314    86,768    40,215     58,447    84,901

15              152,258     500,000   500,000   500,000    56,072     96,853   170,736    56,041     96,822   170,705
20              233,313     500,000   500,000   500,000    63,773    137,946   307,759    63,773    137,846   307,759
25              336,762     500,000   500,000   623,257    62,486    182,965   537,290    62,486    182,965   537,290
30              468,793     500,000   500,000   976,054    45,557    230,664   912,200    45,557    230,664   912,200
20 (Age 65)     233,313     500,000   500,000   500,000    63,773    137,846   307,759    63,773    137,846   307,759

(1) Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                             AETNAVEST PLUS POLICY

                                    TABLE IV
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
              MALE ISSUE AGE 45 - UNISEX FOR SPECIAL PLAN POLICIES
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                         $4,080.00 ANNUAL BASIC PREMIUM
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS           DEATH BENEFIT
             ACCUMULATED    GROSS ANNUAL INVESTMENT           TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                 AT                 RETURN OF             ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
  POLICY     5% INTEREST  -----------------------------  -----------------------------  -----------------------------
   YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
-----------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
1                4,284     500,000   500,000   500,000     2,397     2,585      2,774         0         0          0
2                8,782     500,000   500,000   500,000     4,830     5,361      5,918     1,158     1,689      2,246
3               13,505     500,000   500,000   500,000     7,137     8,171      9,298     3,465     4,499      5,626
4               18,465     500,000   500,000   500,000     9,293    10,989     12,912     5,621     7,317      9,240
5               23,672     500,000   500,000   500,000    11,271    13,785     16,755     7,599    10,113     13,083

6               29,139     500,000   500,000   500,000    13,044    16,528     20,821     9,709    13,193     17,486
7               34,880     500,000   500,000   500,000    14,626    19,229     25,149    11,658    16,261     22,181
8               40,908     500,000   500,000   500,000    16,028    21,895     29,778    13,427    19,294     27,177
9               47,238     500,000   500,000   500,000    17,262    24,535     34,752    15,028    22,301     32,518
10              53,884     500,000   500,000   500,000    18,318    27,137     40,099    16,451    25,270     38,232

15              92,443     500,000   500,000   500,000    21,221    39,820     74,494    21,190    39,789     74,463
20             141,655     500,000   500,000   500,000    17,881    49,343    125,708    17,881    49,343    125,708
25             204,463     500,000   500,000   500,000     4,924    51,280    204,115     4,924    51,280    204,115
30             284,624           0   500,000   500,000         0    35,390    329,721         0    35,390    329,721

20 (Age 65)    141,655     500,000   500,000   500,000    17,881    49,343    125,708    17,881    49,343    125,708

(1) Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST PLUS POLICY

                                     TABLE V
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                              UNISEX ISSUE AGE 45
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
          $6,360.00 ANNUAL GUARANTEED DEATH BENEFIT PREMIUM TO AGE 80
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS            DEATH BENEFIT
             ACCUMULATED      GROSS ANNUAL INVESTMENT       TOTAL ACCOUNT VALUE            CASH SURRENDER VALUE
                 AT                  RETURN OF            ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
  POLICY     5% INTEREST  -----------------------------  -----------------------------  -----------------------------
   YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
-----------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
 1               6,678     500,000   500,000   500,000     4,027     4,327      4,627       517       817      1,117
 2              13,690     500,000   500,000   500,000     8,017     8,872      9,765     4,507     5,362      6,255
 3              21,052     500,000   500,000   500,000    11,807    13,478     15,295     8,297     9,968     11,785
 4              28,783     500,000   500,000   500,000    15,385    18,131     21,241    11,875    14,621     17,731
 5              36,900     500,000   500,000   500,000    18,751    22,831     27,645    15,241    19,321     24,135

 6              45,423     500,000   500,000   500,000    21,897    27,568     34,543    18,709    24,380     31,355
 7              54,372     500,000   500,000   500,000    24,795    32,314     41,958    21,958    29,479     39,121
 8              63,769     500,000   500,000   500,000    27,430    37,049     49,929    24,944    34,563     47,443
 9              73,635     500,000   500,000   500,000    29,774    41,747     58,488    27,639    39,612     56,353
10              83,995     500,000   500,000   500,000    31,798    46,372     67,672    30,014    44,588     65,888

15             144,102     500,000   500,000   500,000    36,466    67,599    125,184    36,437    67,570    125,155
20             220,814     500,000   500,000   500,000    28,590    81,704    210,143    28,590    81,704    210,143
25             318,722     500,000   500,000   500,000         0    77,632    342,572         0    77,632    342,572
30             443,679     500,000   500,000   610,767         0    32,479    570,811         0    32,479    570,811

20 (Age 65)    220,814     500,000   500,000   500,000    28,590    81,704    210,143    28,590    81,704    210,143

(1) Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST PLUS POLICY

                                    TABLE VI
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 45
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                         $3,900.00 ANNUAL BASIC PREMIUM
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS            DEATH BENEFIT
             ACCUMULATED      GROSS ANNUAL INVESTMENT       TOTAL ACCOUNT VALUE            CASH SURRENDER VALUE
                 AT                  RETURN OF            ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
  POLICY     5% INTEREST  -----------------------------  -----------------------------  -----------------------------
   YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
-----------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
1                4,095     500,000   500,000   500,000     1,755     1,916      2,077         0         0         0
2                8,395     500,000   500,000   500,000     3,512     3,946      4,401         2       436       891
3               12,909     500,000   500,000   500,000     5,107     5,927      6,826     1,597     2,417     3,316
4               17,650     500,000   500,000   500,000     6,523     7,840      9,341     3,013     4,330     5,831
5               22,627     500,000   500,000   500,000     7,761     9,675     11,953     4,251     6,125     8,443

6               27,854     500,000   500,000   500,000     8,809    11,417     14,659     5,621     8,229    11,471
7               33,342     500,000   500,000   500,000     9,637    13,027     17,433     6,800    10,190    14,596
8               39,104     500,000   500,000   500,000    10,225    14,476     20,262     7,739    11,990    17,776
9               45,154     500,000   500,000   500,000    10,545    15,725     23,118     8,410    13,590    20,983
10              51,506     500,000   500,000   500,000    10,560    16,726     25,968     8,776    14,942    24,184

15              88,364     500,000   500,000   500,000     5,287    16,619     39,189     5,258    16,590    39,160
20             135,405           0   500,000   500,000         0     1,636     45,487         0     1,636    45,487
25             195,442           0         0   500,000         0         0     27,786         0         0    27,786
30             272,067           0         0         0         0         0          0         0         0         0

20 (Age 65)    135,405           0   500,000   500,000         0     1,636     45,487         0     1,636    45,487

(1) Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST PLUS POLICY

                                    TABLE VII
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 45
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
           $3,900.00 ANNUAL GUARANTEED DEATH BENEFIT PREMIUM TO AGE 80
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS           DEATH BENEFIT
             ACCUMULATED     GROSS ANNUAL INVESTMENT          TOTAL ACCOUNT VALUE            CASH SURRENDER VALUE
                  AT                RETURN OF             ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
   POLICY    5% INTEREST  -----------------------------  -----------------------------  -----------------------------
    YEAR       PER YEAR   GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
-----------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
1                6,678     500,000   500,000   500,000     4,595      4,917     5,239     1,085      1,407     1,729
2               13,690     500,000   500,000   500,000     9,197     10,134    11,112     5,687      6,624     7,602
3               21,052     500,000   500,000   500,000    13,657     15,512    17,525    10,147     12,002    14,015
4               28,783     500,000   500,000   500,000    17,950     21,030    24,510    14,440     17,520    21,000
5               36,900     500,000   500,000   500,000    22,060     26,679    32,111    18,550     23,169    28,601

6               45,423     500,000   500,000   500,000    25,960     32,433    40,364    22,772     29,245    37,176
7               54,372     500,000   500,000   500,000    29,669     38,116    49,358    26,832     35,478    46,521
8               63,769     500,000   500,000   500,000    33,192     44,337    59,179    30,706     41,851    56,693
9               73,635     500,000   500,000   500,000    36,547     50,520    69,936    34,412     48,385    67,801
10              83,995     500,000   500,000   500,000    39,724     56,864    81,723    37,940     55,080    79,939

15             144,102     500,000   500,000   500,000    53,186     91,561   160,988    53,157     91,532   160,959
20             220,814     500,000   500,000   500,000    60,833    130,533   289,984    60,833    130,533   289,984
25             318,722     500,000   500,000   586,508    59,804    173,035   505,610    59,804    173,035   505,610
30             443,679     500,000   500,000   919,322    44,010    217,283   859,180    44,010    217,283   859,180

20 (Age 65)    220,814     500,000   500,000   500,000    60,833    130,533   289,984    60,833    130,533   289,984

(1) Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST PLUS POLICY

                                   TABLE VIII
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 45
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                         $3,900.00 ANNUAL BASIC PREMIUM
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS           DEATH BENEFIT
             ACCUMULATED     GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE          CASH SURRENDER VALUE
                  AT                RETURN OF             ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
   POLICY    5% INTEREST  -----------------------------  -----------------------------  -----------------------------
    YEAR       PER YEAR   GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
-----------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
1                4,095     500,000   500,000   500,000     2,256     2,434      2,614         0         0          0
2                8,395     500,000   500,000   500,000     4,551     5,055      5,582     1,041     1,545      2,072
3               12,909     500,000   500,000   500,000     6,735     7,715      8,782     3,225     4,205      5,272
4               17,650     500,000   500,000   500,000     8,782    10,388     12,209     5,272     6,878      8,699
5               22,627     500,000   500,000   500,000    10,676    13,056     15,868     7,166     9,546     12,358

6               27,854     500,000   500,000   500,000    12,384    15,685     19,751     9,196    12,497     16,563
7               33,342     500,000   500,000   500,000    13,926    18,289     23,900    11,089    15,452     21,063
8               39,104     500,000   500,000   500,000    15,304    20,870     28,346    12,818    18,384     25,860
9               45,154     500,000   500,000   500,000    16,535    23,443     33,138    14,401    21,308     31,003
10              51,506     500,000   500,000   500,000    17,610    25,994     38,302    15,826    24,210     36,518

15              88,364     500,000   500,000   500,000    20,807    38,589     71,619    20,778    38,560     71,590
20             135,405     500,000   500,000   500,000    18,298    48,560    121,458    18,298    48,560    121,458
25             195,442     500,000   500,000   500,000     6,608    51,502    197,511     6,608    51,502    197,511
30             272,067           0   500,000   500,000         0    38,076    318,683         0    38,076    318,683

20 (Age 65)    135,405     500,000   500,000   500,000    18,298    48,560    121,458    18,298    48,560    121,458

(1) Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

            VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                                                                                                      MORTALITY &
                                                                                                        EXPENSE
                                                            CONTRACT                     CONTRACT      GUARANTEE
                                                           PURCHASES                   REDEMPTIONS      CHARGES
                                                            DUE FROM                      DUE TO       PAYABLE TO
                                                            ING LIFE                     ING LIFE       ING LIFE
                                                           INSURANCE                    INSURANCE    INSURANCE AND
                                                          AND ANNUITY                  AND ANNUITY      ANNUITY
SUBACCOUNT                                  INVESTMENTS     COMPANY     TOTAL ASSETS     COMPANY        COMPANY       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager                  $   111,236     $    --      $   111,236     $    --         $    6      $   111,230
Fidelity VIP Contrafund                      31,412,582       2,495       31,415,077          --          2,350       31,412,727
Fidelity VIP Equity-Income                   26,064,898          --       26,064,898       1,099          1,873       26,061,926
Fidelity VIP Growth                           3,034,212          --        3,034,212          --            148        3,034,064
Fidelity VIP High Income                         94,876          --           94,876          --              4           94,872
Fidelity VIP Overseas                         2,007,191          --        2,007,191          --            103        2,007,088
ING Legg Mason Partners Aggressive Growth    10,715,688          --       10,715,688         399            829       10,714,460
ING Partners JPMorgan International          17,002,146       8,308       17,010,454          --          1,260       17,009,194
ING Partners T. Rowe Price Growth Equity      6,115,575         400        6,115,975          --            429        6,115,546
ING Partners Thornburg Value                  2,418,051      15,826        2,433,877          --            183        2,433,694
ING Partners UBS U.S. Large Cap Equities      7,339,202          --        7,339,202          16            589        7,338,597
ING VP Balanced                              20,286,648       1,199       20,287,847          --          1,538       20,286,309
ING VP Growth and Income                     80,580,606      18,443       80,599,049          --          6,225       80,592,824
ING VP Index Plus LargeCap                   13,733,647      16,135       13,749,782          --            951       13,748,831
ING VP Intermediate Bond                     10,163,822       2,260       10,166,082          --            803       10,165,279
ING VP Money Market                          23,261,263          --       23,261,263      80,383          1,463       23,179,417
ING VP Small Company                          2,210,624          --        2,210,624          --            101        2,210,523
ING VP Strategic Allocation Conservative      1,370,992          --        1,370,992          --            102        1,370,890
ING VP Strategic Allocation Growth            4,375,586       1,194        4,376,780          --            342        4,376,438
ING VP Strategic Allocation Moderate          2,147,052         129        2,147,181          --            168        2,147,013
ING VP Value Opportunity                         31,407          --           31,407          --              1           31,406
Janus Aspen Series Balanced                  13,907,235          --       13,907,235         611          1,051       13,905,573
Janus Aspen Series Flexible Bond              3,732,727          --        3,732,727          --            168        3,732,559
Janus Aspen Series Large Cap Growth          12,806,814      16,207       12,823,021          --          1,001       12,822,020
Janus Aspen Series Mid Cap Growth            22,234,633      15,489       22,250,122          --          1,644       22,248,478
Janus Aspen Series Worldwide Growth          20,005,539         935       20,006,474          --          1,554       20,004,920
MFS VIT Strategic Income                         13,644          --           13,644          --              1           13,643
MFS VIT Total Return                             64,809          --           64,809          --              3           64,806
Oppenheimer Global Securities                 9,502,851         403        9,503,254          --            726        9,502,528
Oppenheimer Main Street Growth & Income          25,991          --           25,991          --              1           25,990
Oppenheimer MidCap                               65,027          --           65,027          --              3           65,024
Oppenheimer Strategic Bond                    3,917,005         138        3,917,143          --            295        3,916,848

See accompanying notes.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2005


                                            DIVIDENDS
                                              FROM       MORTALITY AND         NET
                                           INVESTMENT       EXPENSE         INVESTMENT
SUBACCOUNT                                   INCOME    GUARANTEE CHARGES  INCOME (LOSS)
---------------------------------------------------------------------------------------
Fidelity VIP Asset Manager                  $  2,486       $    (936)       $   1,550
Fidelity VIP Contrafund                       69,035        (228,191)        (159,156)
Fidelity VIP Equity-Income                   398,198        (229,004)         169,194
Fidelity VIP Growth                           20,900         (40,873)         (19,973)
Fidelity VIP High Income                      35,594          (2,435)          33,159
Fidelity VIP Overseas                          7,446         (11,464)          (4,018)
ING Partners JPMorgan International           97,915        (127,129)         (29,214)
ING Partners Thornburg Value                  16,977         (17,353)            (376)
ING Legg Mason Partners Aggressive Growth         --        (111,948)        (111,948)
ING Partners T. Rowe Price Growth Equity      27,631         (49,131)         (21,500)
ING Partners UBS U.S. Large Cap Equities      70,309         (75,305)          (4,996)
ING VP Balanced                              508,230        (207,688)         300,542
ING VP Growth                                     --              (3)              (3)
ING VP Growth and Income                     839,485        (777,198)          62,287
ING VP Index Plus LargeCap                   189,257        (138,605)          50,652
ING VP Intermediate Bond                     453,473        (119,762)         333,711
ING VP Money Market                          214,115        (164,194)          49,921
ING VP Small Company                           3,104         (20,967)         (17,863)
ING VP Strategic Allocation Moderate          25,535         (15,991)           9,544
ING VP Strategic Allocation Growth            46,300         (35,730)          10,570
ING VP Strategic Allocation Conservative      42,412         (18,745)          23,667
ING VP Value Opportunity                         523            (280)             243
Janus Aspen Series Balanced                  302,206        (127,794)         174,412
Janus Aspen Series Flexible Bond             204,837         (41,757)         163,080
Janus Aspen Series Large Cap Growth           44,213        (127,163)         (82,950)
Janus Aspen Series Mid Cap Growth                 --        (170,890)        (170,890)
Janus Aspen Series Worldwide Growth          249,498        (177,426)          72,072
MFS VIT Strategic Income                      11,083          (1,637)           9,446
MFS VIT Total Return                           3,137          (1,634)           1,503
Oppenheimer MidCap                                --          (2,564)          (2,564)
Oppenheimer Global Securities                 60,610         (56,027)           4,583
Oppenheimer Main Street Growth & Income          238            (187)              51
Oppenheimer Strategic Bond                   104,161         (22,182)          81,979

See accompanying notes.

                                                             DIVIDENDS                      NET CHANGE      NET INCREASE
                                                               FROM           TOTAL       IN UNREALIZED      (DECREASE)
                                            NET REALIZED   NET REALIZED   NET REALIZED   APPRECIATION OR   IN NET ASSETS
                                             GAIN (LOSS)     GAIN ON       GAIN (LOSS)     DEPRECIATION      RESULTING
SUBACCOUNT                                 ON INVESTMENTS  INVESTMENTS   ON INVESTMENTS  ON INVESTMENTS   FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager                  $     1,954      $     32    $     1,986       $    (1,841)      $    1,695
Fidelity VIP Contrafund                       1,223,508         4,315      1,227,823         2,583,091        3,651,758
Fidelity VIP Equity-Income                    1,522,396       875,051      2,397,447        (1,429,106)       1,137,535
Fidelity VIP Growth                            (355,494)           --       (355,494)          569,078          193,611
Fidelity VIP High Income                        (37,897)           --        (37,897)            7,794            3,056
Fidelity VIP Overseas                            11,728         5,828         17,556           179,299          192,837
ING Partners JPMorgan International             447,356            --        447,356           715,592        1,133,734
ING Partners Thornburg Value                    154,138            --        154,138          (132,058)          21,704
ING Legg Mason Partners Aggressive Growth       579,981            --        579,981           661,473        1,129,506
ING Partners T. Rowe Price Growth Equity        409,854            --        409,854          (114,593)         273,761
ING Partners UBS U.S. Large Cap Equities        227,316            --        227,316           407,204          629,524
ING VP Balanced                                (504,101)           --       (504,101)          866,852          663,293
ING VP Growth                                      (589)           --           (589)              413             (179)
ING VP Growth and Income                     (6,478,005)           --     (6,478,005)       11,821,983        5,406,265
ING VP Index Plus LargeCap                      757,576            --        757,576          (165,131)         643,097
ING VP Intermediate Bond                       (192,840)       64,457       (128,383)           59,892          265,220
ING VP Money Market                             181,405            --        181,405           109,659          340,985
ING VP Small Company                             97,148        27,815        124,963            54,132          161,232
ING VP Strategic Allocation Moderate               (532)           --           (532)           53,416           62,428
ING VP Strategic Allocation Growth               13,705            --         13,705           172,714          196,989
ING VP Strategic Allocation Conservative          5,279            --          5,279            32,505           61,451
ING VP Value Opportunity                             80            --             80             1,313            1,636
Janus Aspen Series Balanced                     (22,807)           --        (22,807)          730,002          881,607
Janus Aspen Series Flexible Bond                (15,681)      146,891        131,210          (253,510)          40,780
Janus Aspen Series Large Cap Growth             916,704            --        916,704          (422,984)         410,770
Janus Aspen Series Mid Cap Growth             1,824,880            --      1,824,880           226,494        1,880,484
Janus Aspen Series Worldwide Growth             562,945            --        562,945           172,470          807,487
MFS VIT Strategic Income                           (344)          580            236            (8,286)           1,396
MFS VIT Total Return                              2,191         6,150          8,341            (6,752)           3,092
Oppenheimer MidCap                                1,124            --          1,124            33,139           31,699
Oppenheimer Global Securities                   331,217            --        331,217           432,169          767,969
Oppenheimer Main Street Growth & Income              25            --             25               880              956
Oppenheimer Strategic Bond                       40,174            --         40,174           (65,660)          56,493

                                             DIVIDENDS
                                               FROM        MORTALITY AND          NET
                                            INVESTMENT        EXPENSE          INVESTMENT
SUBACCOUNT                                    INCOME     GUARANTEE CHARGES   INCOME (LOSS)
------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager                   $  2,562        $    (871)        $   1,691
Fidelity VIP Contrafund                       360,244         (256,398)          103,846
Fidelity VIP Equity-Income                    828,261         (234,652)          593,609
Fidelity VIP Growth                            17,197          (33,802)          (16,605)
Fidelity VIP High Income                       12,293           (1,020)           11,273
Fidelity VIP Overseas                          11,559          (16,151)           (4,592)
ING Legg Mason Partners Aggressive Growth          --         (115,111)         (115,111)
ING Partners JPMorgan International           131,611         (140,380)           (8,769)
ING Partners T. Rowe Price Growth Equity       13,078          (49,279)          (36,201)
ING Partners Thornburg Value                    8,250          (16,475)           (8,225)
ING Partners UBS U.S. Large Cap Equities       69,048          (76,664)           (7,616)
ING VP Balanced                               491,986         (198,432)          293,554
ING VP Growth and Income                      935,140         (777,106)          158,034
ING VP Index Plus LargeCap                    158,865         (132,006)           26,859
ING VP Intermediate Bond                      421,008         (107,052)          313,956
ING VP Money Market                           500,914         (176,580)          324,334
ING VP Small Company                            8,001          (21,390)          (13,389)
ING VP Strategic Allocation Conservative       55,105          (12,806)           42,299
ING VP Strategic Allocation Growth             57,457          (40,419)           17,038
ING VP Strategic Allocation Moderate           32,232          (17,712)           14,520
ING VP Value Opportunity                          425             (299)              126
Janus Aspen Series Balanced                   290,039         (128,806)          161,233
Janus Aspen Series Flexible Bond              185,660          (36,748)          148,912
Janus Aspen Series Large Cap Growth            60,076         (120,229)          (60,153)
Janus Aspen Series Mid Cap Growth                  --         (179,165)         (179,165)
Janus Aspen Series Worldwide Growth           318,369         (174,886)          143,483
MFS VIT Strategic Income                        1,034             (400)              634
MFS VIT Total Return                            1,619             (761)              858
Oppenheimer Global Securities                  73,106          (68,288)            4,818
Oppenheimer Main Street Growth & Income           241             (220)               21
Oppenheimer MidCap                                 --           (1,854)           (1,854)
Oppenheimer Strategic Bond                     94,214          (25,439)           68,775

See accompanying notes.

                                                               DIVIDENDS                        NET CHANGE       NET INCREASE
                                                                 FROM            TOTAL        IN UNREALIZED       (DECREASE)
                                             NET REALIZED    NET REALIZED    NET REALIZED    APPRECIATION OR    IN NET ASSETS
                                              GAIN (LOSS)       GAIN ON       GAIN (LOSS)      DEPRECIATION       RESULTING
                                            ON INVESTMENTS    INVESTMENTS   ON INVESTMENTS    ON INVESTMENTS   FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager                   $       469      $       --     $       469       $     3,817        $    5,977
Fidelity VIP Contrafund                        2,563,198       2,295,771       4,858,969        (2,143,896)        2,818,919
Fidelity VIP Equity-Income                     1,840,236       2,999,800       4,840,036        (1,014,867)        4,418,778
Fidelity VIP Growth                             (161,058)             --        (161,058)          416,556           238,893
Fidelity VIP High Income                          (9,489)             --          (9,489)           16,518            18,302
Fidelity VIP Overseas                             27,461           8,036          35,497           213,876           244,781
ING Legg Mason Partners Aggressive Growth      1,638,926              --       1,638,926          (466,074)        1,057,741
ING Partners JPMorgan International              645,982              --         645,982         2,155,937         2,793,150
ING Partners T. Rowe Price Growth Equity         204,143           8,796         212,939           460,355           637,093
ING Partners Thornburg Value                     142,027              --         142,027           122,197           255,999
ING Partners UBS U.S. Large Cap Equities       1,296,846              --       1,296,846          (328,677)          960,553
ING VP Balanced                                 (369,582)             --        (369,582)        1,830,435         1,754,407
ING VP Growth and Income                      (6,846,739)             --      (6,846,739)       16,498,112         9,809,407
ING VP Index Plus LargeCap                     1,632,297              --       1,632,297           211,910         1,871,066
ING VP Intermediate Bond                        (237,205)             --        (237,205)          262,677           339,428
ING VP Money Market                              173,880              --         173,880           233,915           732,129
ING VP Small Company                              95,040         303,793         398,833           (68,333)          317,111
ING VP Strategic Allocation Conservative          75,756          67,212         142,968           (83,496)          101,771
ING VP Strategic Allocation Growth               364,452          55,434         419,886            34,907           471,831
ING VP Strategic Allocation Moderate              16,733          38,083          54,816           110,158           179,494
ING VP Value Opportunity                             211              --             211             3,862             4,199
Janus Aspen Series Balanced                      132,267              --         132,267           967,921         1,261,421
Janus Aspen Series Flexible Bond                 (65,926)          7,958         (57,968)           28,590           119,534
Janus Aspen Series Large Cap Growth            1,709,284              --       1,709,284          (401,893)        1,247,238
Janus Aspen Series Mid Cap Growth              2,984,782              --       2,984,782          (545,018)        2,260,599
Janus Aspen Series Worldwide Growth              549,654              --         549,654         2,223,223         2,916,360
MFS VIT Strategic Income                          (4,829)            138          (4,691)            6,013             1,956
MFS VIT Total Return                              19,744           2,170          21,914           (14,421)            8,351
Oppenheimer Global Securities                    396,894         381,872         778,766           368,997         1,152,581
Oppenheimer Main Street Growth & Income              116              --             116             2,732             2,869
Oppenheimer MidCap                                 1,317              --           1,317             7,888             7,351
Oppenheimer Strategic Bond                        56,129              --          56,129            85,202           210,106

                                            DIVIDENDS
                                              FROM       MORTALITY AND         NET
                                           INVESTMENT       EXPENSE         INVESTMENT
SUBACCOUNT                                   INCOME    GUARANTEE CHARGES  INCOME (LOSS)
---------------------------------------------------------------------------------------
Fidelity VIP Asset Manager                 $    6,367      $    (667)       $   5,700
Fidelity VIP Contrafund                       282,576       (273,497)           9,079
Fidelity VIP Equity-Income                    494,005       (252,275)         241,730
Fidelity VIP Growth                            22,465        (23,021)            (556)
Fidelity VIP High Income                        7,962           (640)           7,322
Fidelity VIP Overseas                          64,370        (17,001)          47,369
ING Legg Mason Partners Aggressive Growth          --       (107,064)        (107,064)
ING Partners JPMorgan International           363,362       (160,457)         202,905
ING Partners T. Rowe Price Growth Equity       28,771        (52,418)         (23,647)
ING Partners Thornburg Value                   10,166        (20,771)         (10,605)
ING Partners UBS U.S. Large Cap Equities       54,655        (75,492)         (20,837)
ING VP Balanced                               542,650       (192,203)         350,447
ING VP Growth and Income                    1,131,570       (769,854)         361,716
ING VP Index Plus LargeCap                    178,549       (130,329)          48,220
ING VP Intermediate Bond                      377,279        (98,960)         278,319
ING VP Money Market                           896,808       (194,957)         701,851
ING VP Small Company                            4,090        (20,930)         (16,840)
ING VP Strategic Allocation Conservative       34,276        (10,827)          23,449
ING VP Strategic Allocation Growth             74,976        (41,744)          33,232
ING VP Strategic Allocation Moderate           46,731        (19,085)          27,646
ING VP Value Opportunity                          527           (176)             351
Janus Aspen Series Balanced                   347,433       (129,385)         218,048
Janus Aspen Series Flexible Bond              177,032        (33,295)         143,737
Janus Aspen Series Large Cap Growth            91,102       (121,697)         (30,595)
Janus Aspen Series Mid Cap Growth              45,416       (195,102)        (149,686)
Janus Aspen Series Worldwide Growth           154,473       (197,457)         (42,984)
MFS VIT Strategic Income                          572            (91)             481
MFS VIT Total Return                            1,640           (368)           1,272
Oppenheimer Global Securities                 120,945        (87,393)          33,552
Oppenheimer Main Street Growth & Income           241           (167)              74
Oppenheimer MidCap                                 --           (479)            (479)
Oppenheimer Strategic Bond                    106,748        (32,525)          74,223

See accompanying notes.

                                                             DIVIDENDS                      NET CHANGE     NET INCREASE
                                                               FROM           TOTAL       IN UNREALIZED      (DECREASE)
                                            NET REALIZED   NET REALIZED   NET REALIZED   APPRECIATION OR   IN NET ASSETS
                                             GAIN (LOSS)      GAIN ON     GAIN (LOSS)      DEPRECIATION      RESULTING
SUBACCOUNT                                 ON INVESTMENTS   INVESTMENTS  ON INVESTMENTS   ON INVESTMENTS  FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager                   $       613   $     2,797     $     3,410   $     5,414        $    14,524
Fidelity VIP Contrafund                        1,921,707     7,542,710       9,464,417    (4,928,736)         4,544,760
Fidelity VIP Equity-Income                       955,582     2,178,758       3,134,340    (3,189,467)           186,603
Fidelity VIP Growth                              (61,271)        2,482         (58,789)      746,423            687,078
Fidelity VIP High Income                           8,186            --           8,186       (11,971)             3,537
Fidelity VIP Overseas                             45,115       125,726         170,841        73,101            291,311
ING Legg Mason Partners Aggressive Growth        798,538            --         798,538      (968,396)          (276,922)
ING Partners JPMorgan International              980,865            --         980,865       248,995          1,432,765
ING Partners T. Rowe Price Growth Equity         239,814       272,449         512,263         5,961            494,577
ING Partners Thornburg Value                     332,467            --         332,467      (192,920)           128,942
ING Partners UBS U.S. Large Cap Equities         678,848            --         678,848      (656,045)             1,966
ING VP Balanced                                  135,900       802,874         938,774      (367,882)           921,339
ING VP Growth and Income                      (2,674,566)           --      (2,674,566)    7,425,213          5,112,363
ING VP Index Plus LargeCap                     1,769,970            --       1,769,970    (1,223,052)           595,138
ING VP Intermediate Bond                          49,865            --          49,865       172,021            500,205
ING VP Money Market                              144,966            --         144,966       115,895            962,712
ING VP Small Company                              35,520       333,877         369,397      (241,874)           110,683
ING VP Strategic Allocation Conservative          24,471        25,849          50,320       (21,646)            52,123
ING VP Strategic Allocation Growth               185,736       250,594         436,330      (293,042)           176,520
ING VP Strategic Allocation Moderate              52,070        78,167         130,237       (66,116)            91,767
ING VP Value Opportunity                             323            --             323           126                800
Janus Aspen Series Balanced                      435,586            --         435,586       615,794          1,269,428
Janus Aspen Series Flexible Bond                 (47,315)           --         (47,315)      123,093            219,515
Janus Aspen Series Large Cap Growth            1,660,359            --       1,660,359        67,193          1,696,957
Janus Aspen Series Mid Cap Growth              1,880,750       110,924       1,991,674     2,108,355          3,950,343
Janus Aspen Series Worldwide Growth              907,251            --         907,251       845,684          1,709,951
MFS VIT Strategic Income                             267            --             267          (353)               395
MFS VIT Total Return                                 427         1,568           1,995          (986)             2,281
Oppenheimer Global Securities                    320,852       439,641         760,493      (333,963)           460,082
Oppenheimer Main Street Growth & Income               90            --              90           664                828
Oppenheimer MidCap                                77,129            --          77,129       (68,688)             7,962
Oppenheimer Strategic Bond                       120,199            --         120,199       103,418            297,840

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2005, 2006 AND 2007


                                                  FIDELITY VIP    FIDELITY VIP    FIDELITY VIP   FIDELITY VIP
                                                  ASSET MANAGER    CONTRAFUND    EQUITY-INCOME      GROWTH
                                                  SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2005                        $182,806      $23,460,043    $25,170,468     $ 4,728,863
Changes From Operations:
   - Net investment income (loss)                       1,550         (159,156)       169,194         (19,973)
   - Net realized gain (loss) on investments            1,986        1,227,823      2,397,447        (355,494)
   - Net change in unrealized appreciation or
     depreciation on investments                       (1,841)       2,583,091     (1,429,106)        569,078
                                                     --------      -----------    -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      1,695        3,651,758      1,137,535         193,611
Change From Unit Transactions:
   - Contract purchases                                   612        4,043,184      1,740,174          63,890
   - Contract withdrawals                             (89,654)      (3,842,498)    (3,840,247)       (535,575)
                                                     --------      -----------    -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             (89,042)         200,686     (2,100,073)       (471,685)
                                                     --------      -----------    -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (87,347)       3,852,444       (962,538)       (278,074)
                                                     --------      -----------    -----------     -----------
NET ASSETS AT DECEMBER 31, 2005                        95,459       27,312,487     24,207,930       4,450,789
Changes From Operations:
   - Net investment income (loss)                       1,691          103,846        593,609         (16,605)
   - Net realized gain (loss) on investments              469        4,858,969      4,840,036        (161,058)
   - Net change in unrealized appreciation or
     depreciation on investments                        3,817       (2,143,896)    (1,014,867)        416,556
                                                     --------      -----------    -----------     -----------
NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                   5,977        2,818,919      4,418,778         238,893
Change From Unit Transactions:
   - Contract purchases                                    --        2,110,201      2,447,178          48,523
   - Contract withdrawals                              (5,060)      (3,409,426)    (4,531,678)       (445,814)
                                                     --------      -----------    -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                              (5,060)      (1,299,225)    (2,084,500)       (397,291)
TOTAL INCREASE (DECREASE) IN NET ASSETS                   917        1,519,694      2,334,278        (158,398)
                                                     --------      -----------    -----------     -----------
NET ASSETS AT DECEMBER 31, 2006                        96,376       28,832,181     26,542,208       4,292,391
Changes From Operations:
   - Net investment income (loss)                       5,700            9,079        241,730            (556)
   - Net realized gain (loss) on investments            3,410        9,464,417      3,134,340         (58,789)
   - Net change in unrealized appreciation or
     depreciation on investments                        5,414       (4,928,736)    (3,189,467)        746,423
                                                     --------      -----------    -----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                          14,524        4,544,760        186,603         687,078
Change From Unit Transactions:
   - Contract purchases                                 2,142        1,606,327      1,553,550          48,300
   - Contract withdrawals                              (1,812)      (3,570,541)    (2,220,435)     (1,993,705)
                                                     --------      -----------    -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 330       (1,964,214)      (666,885)     (1,945,405)
                                                     --------      -----------    -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                14,854        2,580,546       (480,282)     (1,258,327)
                                                     --------      -----------    -----------     -----------
NET ASSETS AT DECEMBER 31, 2007                      $111,230      $31,412,727    $26,061,926     $ 3,034,064
                                                     ========      ===========    ===========     ===========

See accompanying notes.

                                                                                  ING LEGG
                                                                                   MASON
                                                                                  PARTNERS     ING PARTNERS    ING PARTNERS
                                                  FIDELITY VIP   FIDELITY VIP    AGGRESSIVE      JPMORGAN     T. ROWE PRICE
                                                   HIGH INCOME     OVERSEAS        GROWTH     INTERNATIONAL   GROWTH EQUITY
                                                   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2005                       $ 333,004     $1,242,515    $12,395,825    $13,462,158     $5,576,371
Changes From Operations:
   - Net investment income (loss)                      33,159         (4,018)      (111,948)       (29,214)       (21,500)
   - Net realized gain (loss) on investments          (37,897)        17,556        579,981        447,356        409,854
   - Net change in unrealized appreciation or
     depreciation on investments                        7,794        179,299        661,473        715,592       (114,593)
                                                    ---------     ----------    -----------    -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      3,056        192,837      1,129,506      1,133,734        273,761
Change From Unit Transactions:
   - Contract purchases                                   333          2,316      1,245,507        887,521        406,296
   - Contract withdrawals                            (122,683)      (152,226)    (2,173,285)    (1,779,101)      (886,601)
                                                    ---------     ----------    -----------    -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            (122,350)      (149,910)      (927,778)      (891,580)      (480,305)
                                                    ---------     ----------    -----------    -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (119,294)        42,927        201,728        242,154       (206,544)
                                                    ---------     ----------    -----------    -----------     ----------
NET ASSETS AT DECEMBER 31, 2005                       213,710      1,285,442     12,597,553     13,704,312      5,369,827
Changes From Operations:
   - Net investment income (loss)                      11,273         (4,592)      (115,111)        (8,769)       (36,201)
   - Net realized gain (loss) on investments           (9,489)        35,497      1,638,926        645,982        212,939
   - Net change in unrealized appreciation or
     depreciation on investments                       16,518        213,876       (466,074)     2,155,937        460,355
                                                    ---------     ----------    -----------    -----------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                          18,302        244,781      1,057,741      2,793,150        637,093
Change From Unit Transactions:
   - Contract purchases                                    --        376,880      1,014,028      1,295,574        448,494
   - Contract withdrawals                             (67,963)       (81,416)    (3,355,119)    (1,904,586)      (661,791)
                                                    ---------     ----------    -----------    -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             (67,963)       295,464     (2,341,091)      (609,012)      (213,297)
                                                    ---------     ----------    -----------    -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (49,661)       540,245     (1,283,350)     2,184,138        423,796
                                                    ---------     ----------    -----------    -----------     ----------
NET ASSETS AT DECEMBER 31, 2006                       164,049      1,825,687     11,314,203     15,888,450      5,793,623
Changes From Operations:
   - Net investment income (loss)                       7,322         47,369       (107,064)       202,905        (23,647)
   - Net realized gain (loss) on investments            8,186        170,841        798,538        980,865        512,263
   - Net change in unrealized appreciation or
     depreciation on investments                      (11,971)        73,101       (968,396)       248,995          5,961
                                                    ---------     ----------    -----------    -----------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                           3,537        291,311       (276,922)     1,432,765        494,577
Change From Unit Transactions:
   - Contract purchases                                    --             --        944,688      1,210,720        565,328
   - Contract withdrawals                             (72,714)      (109,910)    (1,267,509)    (1,522,741)      (737,982)
                                                    ---------     ----------    -----------    -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             (72,714)      (109,910)      (322,821)      (312,021)      (172,654)
                                                    ---------     ----------    -----------    -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (69,177)       181,401       (599,743)     1,120,744        321,923
                                                    ---------     ----------    -----------    -----------     ----------
NET ASSETS AT DECEMBER 31, 2007                     $  94,872     $2,007,088    $10,714,460    $17,009,194     $6,115,546
                                                    =========     ==========    ===========    ===========     ==========

                                                                 ING PARTNERS
                                                  ING PARTNERS     UBS U.S.
                                                   THORNBURG       LARGE CAP       ING VP       ING VP
                                                     VALUE         EQUITIES       BALANCED      GROWTH
                                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2005                      $1,897,370    $ 7,982,819    $22,124,721     $ 9,430
Changes From Operations:
   - Net investment income (loss)                        (376)        (4,996)       300,542          (3)
   - Net realized gain (loss) on investments          154,138        227,316       (504,101)       (589)
   - Net change in unrealized appreciation or
     depreciation on investments                     (132,058)       407,204        866,852         413
                                                   ----------    -----------    -----------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     21,704        629,524        663,293        (179)
Change From Unit Transactions:
   - Contract purchases                               428,185        915,594      1,769,133         101
   - Contract withdrawals                            (450,537)    (1,138,636)    (3,934,004)     (9,352)
                                                   ----------    -----------    -----------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             (22,352)      (223,042)    (2,164,871)     (9,251)
                                                   ----------    -----------    -----------     -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (648)       406,482     (1,501,578)     (9,430)
                                                   ----------    -----------    -----------     -------
NET ASSETS AT DECEMBER 31, 2005                     1,896,722      8,389,301     20,623,143          --
Changes From Operations:
   - Net investment income (loss)                      (8,225)        (7,616)       293,554          --
   - Net realized gain (loss) on investments          142,027      1,296,846       (369,582)         --
   - Net change in unrealized appreciation or
     depreciation on investments                      122,197       (328,677)     1,830,435          --
                                                   ----------    -----------    -----------     -------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                         255,999        960,553      1,754,407          --
Change From Unit Transactions:
   - Contract purchases                               291,561        736,257      1,445,074          --
   - Contract withdrawals                            (518,422)    (2,474,558)    (3,409,814)         --
                                                   ----------    -----------    -----------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            (226,861)    (1,738,301)    (1,964,740)         --
                                                   ----------    -----------    -----------     -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                29,138       (777,748)      (210,333)         --
                                                   ----------    -----------    -----------     -------
NET ASSETS AT DECEMBER 31, 2006                     1,925,860      7,611,553     20,412,810          --
Changes From Operations:
   - Net investment income (loss)                     (10,605)       (20,837)       350,447          --
   - Net realized gain (loss) on investments          332,467        678,848        938,774          --
   - Net change in unrealized appreciation or
     depreciation on investments                     (192,920)      (656,045)      (367,882)         --
                                                   ----------    -----------    -----------     -------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                         128,942          1,966        921,339          --
Change From Unit Transactions:
   - Contract purchases                               559,316        690,488        950,640          --
   - Contract withdrawals                            (180,424)      (965,410)    (1,998,480)         --
                                                   ----------    -----------    -----------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             378,892       (274,922)    (1,047,840)         --
                                                   ----------    -----------    -----------     -------
TOTAL INCREASE (DECREASE) IN NET ASSETS               507,834       (272,956)      (126,501)         --
                                                   ----------    -----------    -----------     -------
NET ASSETS AT DECEMBER 31, 2007                    $2,433,694    $ 7,338,597    $20,286,309     $    --
                                                   ==========    ===========    ===========     =======

                                                      ING VP        ING VP         ING VP         ING VP
                                                    GROWTH AND    INDEX PLUS    INTERMEDIATE       MONEY
                                                      INCOME       LARGECAP         BOND          MARKET
                                                    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2005                     $ 82,958,343    $15,590,987    $12,980,877   $18,926,585
Changes From Operations:
   - Net investment income (loss)                       62,287         50,652        333,711        49,921
   - Net realized gain (loss) on investments        (6,478,005)       757,576       (128,383)      181,405
   - Net change in unrealized appreciation or
     depreciation on investments                    11,821,983       (165,131)        59,892       109,659
                                                  ------------    -----------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   5,406,265        643,097        265,220       340,985
Change From Unit Transactions:
   - Contract purchases                              6,709,390      1,036,519      1,002,271     2,885,850
   - Contract withdrawals                          (14,451,205)    (2,409,459)    (2,079,433)   (6,791,457)
                                                  ------------    -----------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (7,741,815)    (1,372,940)    (1,077,162)   (3,905,607)
                                                  ------------    -----------    -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (2,335,550)      (729,843)      (811,942)   (3,564,622)
                                                  ------------    -----------    -----------   -----------
NET ASSETS AT DECEMBER 31, 2005                     80,622,793     14,861,144     12,168,935    15,361,963
Changes From Operations:
   - Net investment income (loss)                      158,034         26,859        313,956       324,334
   - Net realized gain (loss) on investments        (6,846,739)     1,632,297       (237,205)      173,880
   - Net change in unrealized appreciation or
     depreciation on investments                    16,498,112        211,910        262,677       233,915
                                                  ------------    -----------    -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                        9,809,407      1,871,066        339,428       732,129
Change From Unit Transactions:
   - Contract purchases                              6,159,315        872,405        994,327     9,712,152
   - Contract withdrawals                          (15,771,409)    (2,393,214)    (3,222,804)   (2,416,887)
                                                  ------------    -----------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (9,612,094)    (1,520,809)    (2,228,477)    7,295,265
                                                  ------------    -----------    -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                197,313        350,257     (1,889,049)    8,027,394
                                                  ------------    -----------    -----------   -----------
NET ASSETS AT DECEMBER 31, 2006                     80,820,106     15,211,401     10,279,886    23,389,357
Changes From Operations:
   - Net investment income (loss)                      361,716         48,220        278,319       701,851
   - Net realized gain (loss) on investments        (2,674,566)     1,769,970         49,865       144,966
   - Net change in unrealized appreciation or
     depreciation on investments                     7,425,213     (1,223,052)       172,021       115,895
                                                  ------------    -----------    -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                        5,112,363        595,138        500,205       962,712
Change From Unit Transactions:
   - Contract purchases                              3,981,474        487,406        593,621     1,580,739
   - Contract withdrawals                           (9,321,119)    (2,545,114)    (1,208,433)   (2,753,391)
                                                  ------------    -----------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (5,339,645)    (2,057,708)      (614,812)   (1,172,652)
                                                  ------------    -----------    -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (227,282)    (1,462,570)      (114,607)     (209,940)
                                                  ------------    -----------    -----------   -----------
NET ASSETS AT DECEMBER 31, 2007                   $ 80,592,824    $13,748,831    $10,165,279   $23,179,417
                                                  ============    ===========    ===========   ===========

See accompanying notes.

                                                                  ING VP         ING VP       ING VP
                                                    ING VP       STRATEGIC     STRATEGIC     STRATEGIC      ING VP
                                                     SMALL      ALLOCATION     ALLOCATION   ALLOCATION      VALUE
                                                    COMPANY    CONSERVATIVE      GROWTH      MODERATE    OPPORTUNITY
                                                  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2005                     $2,317,471    $ 1,954,981    $3,564,035   $1,524,683     $28,519
Changes From Operations:
   - Net investment income (loss)                    (17,863)        23,667        10,570        9,544         243
   - Net realized gain (loss) on investments         124,963          5,279        13,705         (532)         80
   - Net change in unrealized appreciation or
     depreciation on investments                      54,132         32,505       172,714       53,416       1,313
                                                  ----------    -----------    ----------   ----------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   161,232         61,451       196,989       62,428       1,636
Change From Unit Transactions:
   - Contract purchases                               20,700        279,359       587,747      316,249          --
   - Contract withdrawals                           (373,658)      (207,619)     (339,416)    (166,346)     (1,190)
                                                  ----------    -----------    ----------   ----------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (352,958)        71,740       248,331      149,903      (1,190)
                                                  ----------    -----------    ----------   ----------     -------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (191,726)       133,191       445,320      212,331         446
                                                  ----------    -----------    ----------   ----------     -------
NET ASSETS AT DECEMBER 31, 2005                    2,125,745      2,088,172     4,009,355    1,737,014      28,965
Changes From Operations:
   - Net investment income (loss)                    (13,389)        42,299        17,038       14,520         126
   - Net realized gain (loss) on investments         398,833        142,968       419,886       54,816         211
   - Net change in unrealized appreciation or
     depreciation on investments                     (68,333)       (83,496)       34,907      110,158       3,862
                                                  ----------    -----------    ----------   ----------     -------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                        317,111        101,771       471,831      179,494       4,199
Change From Unit Transactions:
   - Contract purchases                               12,140        102,273       480,155      249,430          --
   - Contract withdrawals                           (252,273)    (1,167,797)     (549,979)    (216,115)     (1,252)
                                                  ----------    -----------    ----------   ----------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (240,133)    (1,065,524)      (69,824)      33,315      (1,252)
                                                  ----------    -----------    ----------   ----------     -------
TOTAL INCREASE (DECREASE) IN NET ASSETS               76,978       (963,753)      402,007      212,809       2,947
                                                  ----------    -----------    ----------   ----------     -------
NET ASSETS AT DECEMBER 31, 2006                    2,202,723      1,124,419     4,411,362    1,949,823      31,912
Changes From Operations:
   - Net investment income (loss)                    (16,840)        23,449        33,232       27,646         351
   - Net realized gain (loss) on investments         369,397         50,320       436,330      130,237         323
   - Net change in unrealized appreciation or
     depreciation on investments                    (241,874)       (21,646)     (293,042)     (66,116)        126
                                                  ----------    -----------    ----------   ----------     -------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                        110,683         52,123       176,520       91,767         800
Change From Unit Transactions:
   - Contract purchases                                   --        314,623       215,945      361,402           9
   - Contract withdrawals                           (102,883)      (120,275)     (427,389)    (255,979)     (1,315)
                                                  ----------    -----------    ----------   ----------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (102,883)       194,348      (211,444)     105,423      (1,306)
                                                  ----------    -----------    ----------   ----------     -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                7,800        246,471       (34,924)     197,190        (506)
                                                  ----------    -----------    ----------   ----------     -------
NET ASSETS AT DECEMBER 31, 2007                   $2,210,523    $ 1,370,890    $4,376,438   $2,147,013     $31,406
                                                  ==========    ===========    ==========   ==========     =======

                                                                                    JANUS         JANUS
                                                      JANUS          JANUS      ASPEN SERIES   ASPEN SERIES
                                                  ASPEN SERIES    ASPEN SERIES    LARGE CAP       MID CAP
                                                    BALANCED     FLEXIBLE BOND     GROWTH         GROWTH
                                                   SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2005                      $13,950,100    $4,336,075     $14,246,939   $18,471,492
Changes From Operations:
   - Net investment income (loss)                      174,412       163,080         (82,950)     (170,890)
   - Net realized gain (loss) on investments           (22,807)      131,210         916,704     1,824,880
   - Net change in unrealized appreciation or
     depreciation on investments                       730,002      (253,510)       (422,984)      226,494
                                                   -----------    ----------     -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     881,607        40,780         410,770     1,880,484
Change From Unit Transactions:
   - Contract purchases                                937,264            21       1,262,727     1,553,566
   - Contract withdrawals                           (2,160,472)     (306,693)     (2,845,562)   (2,820,399)
                                                   -----------    ----------     -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (1,223,208)     (306,672)     (1,582,835)   (1,266,833)
                                                   -----------    ----------     -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (341,601)     (265,892)     (1,172,065)      613,651
                                                   -----------    ----------     -----------   -----------
NET ASSETS AT DECEMBER 31, 2005                     13,608,499     4,070,183      13,074,874    19,085,143
Changes From Operations:
   - Net investment income (loss)                      161,233       148,912         (60,153)     (179,165)
   - Net realized gain (loss) on investments           132,267       (57,968)      1,709,284     2,984,782
   - Net change in unrealized appreciation or
     depreciation on investments                       967,921        28,590        (401,893)     (545,018)
                                                   -----------    ----------     -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                        1,261,421       119,534       1,247,238     2,260,599
Change From Unit Transactions:
   - Contract purchases                                902,716            44       1,068,630     1,416,566
   - Contract withdrawals                           (1,907,846)     (391,068)     (2,872,190)   (3,420,632)
                                                   -----------    ----------     -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (1,005,130)     (391,024)     (1,803,560)   (2,004,066)
                                                   -----------    ----------     -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                256,291      (271,490)       (556,322)      256,533
                                                   -----------    ----------     -----------   -----------
NET ASSETS AT DECEMBER 31, 2006                     13,864,790     3,798,693      12,518,552    19,341,676
Changes From Operations:
   - Net investment income (loss)                      218,048       143,737         (30,595)     (149,686)
   - Net realized gain (loss) on investments           435,586       (47,315)      1,660,359     1,991,674
   - Net change in unrealized appreciation or
     depreciation on investments                       615,794       123,093          67,193     2,108,355
                                                   -----------    ----------     -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                        1,269,428       219,515       1,696,957     3,950,343
Change From Unit Transactions:
   - Contract purchases                                380,631            --         342,780     1,204,679
   - Contract withdrawals                           (1,609,276)     (285,649)     (1,736,269)   (2,248,220)
                                                   -----------    ----------     -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (1,228,645)     (285,649)     (1,393,489)   (1,043,541)
                                                   -----------    ----------     -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 40,783       (66,134)        303,468     2,906,802
                                                   -----------    ----------     -----------   -----------
NET ASSETS AT DECEMBER 31, 2007                    $13,905,573    $3,732,559     $12,822,020   $22,248,478
                                                   ===========    ==========     ===========   ===========

                                                      JANUS
                                                  ASPEN SERIES     MFS VIT                   OPPENHEIMER
                                                    WORLDWIDE     STRATEGIC      MFS VIT        GLOBAL
                                                     GROWTH        INCOME     TOTAL RETURN    SECURITIES
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2005                      $20,093,191    $ 165,819    $ 166,918     $ 5,894,126
Changes From Operations:
   - Net investment income (loss)                       72,072        9,446        1,503           4,583
   - Net realized gain (loss) on investments           562,945          236        8,341         331,217
   - Net change in unrealized appreciation or
     depreciation on investments                       172,470       (8,286)      (6,752)        432,169
                                                   -----------    ---------    ---------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     807,487        1,396        3,092         767,969
Change From Unit Transactions:
   - Contract purchases                              1,569,598        2,131        1,775       1,324,370
   - Contract withdrawals                           (4,171,339)      (6,092)      (6,175)       (926,272)
                                                   -----------    ---------    ---------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (2,601,741)      (3,961)      (4,400)        398,098
                                                   -----------    ---------    ---------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (1,794,254)      (2,565)      (1,308)      1,166,067
                                                   -----------    ---------    ---------     -----------
NET ASSETS AT DECEMBER 31, 2005                     18,298,937      163,254      165,610       7,060,193
Changes From Operations:
   - Net investment income (loss)                      143,483          634          858           4,818
   - Net realized gain (loss) on investments           549,654       (4,691)      21,914         778,766
   - Net change in unrealized appreciation or
     depreciation on investments                     2,223,223        6,013      (14,421)        368,997
                                                   -----------    ---------    ---------     -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                   2,916,360        1,956        8,351       1,152,581
Change From Unit Transactions:
   - Contract purchases                              1,499,364        2,528           --       1,674,255
   - Contract withdrawals                           (2,965,705)    (144,694)    (110,601)     (1,075,122)
                                                   -----------    ---------    ---------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (1,466,341)    (142,166)    (110,601)        599,133
                                                   -----------    ---------    ---------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              1,450,019     (140,210)    (102,250)      1,751,714
                                                   -----------    ---------    ---------     -----------
NET ASSETS AT DECEMBER 31, 2006                     19,748,956       23,044       63,360       8,811,907
Changes From Operations:
   - Net investment income (loss)                      (42,984)         481        1,272          33,552
   - Net realized gain (loss) on investments           907,251          267        1,995         760,493
   - Net change in unrealized appreciation or
     depreciation on investments                       845,684         (353)        (986)       (333,963)
                                                   -----------    ---------    ---------     -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                   1,709,951          395        2,281         460,082
Change From Unit Transactions:
   - Contract purchases                                546,069           --        1,377       1,091,805
   - Contract withdrawals                           (2,000,056)      (9,796)      (2,212)       (861,266)
                                                   -----------    ---------    ---------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (1,453,987)      (9,796)        (835)        230,539
                                                   -----------    ---------    ---------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                255,964       (9,401)       1,446         690,621
                                                   -----------    ---------    ---------     -----------
NET ASSETS AT DECEMBER 31, 2007                    $20,004,920    $  13,643    $  64,806     $ 9,502,528
                                                   ===========    =========    =========     ===========

See accompanying notes.

                                                  OPPENHEIMER
                                                  MAIN STREET                 OPPENHEIMER
                                                    GROWTH &    OPPENHEIMER    STRATEGIC
                                                     INCOME        MIDCAP         BOND
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2005                        $17,963     $ 280,372     $2,649,455
Changes From Operations:
   - Net investment income (loss)                         51        (2,564)        81,979
   - Net realized gain (loss) on investments              25         1,124         40,174
   - Net change in unrealized appreciation or
     depreciation on investments                         880        33,139        (65,660)
                                                     -------     ---------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       956        31,699         56,493
Change From Unit Transactions:
   - Contract purchases                                1,906         1,764      1,254,553
   - Contract withdrawals                               (230)       (2,969)      (483,036)
                                                     -------     ---------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                              1,676        (1,205)       771,517
                                                     -------     ---------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                2,632        30,494        828,010
                                                     -------     ---------     ----------
NET ASSETS AT DECEMBER 31, 2005                       20,595       310,866      3,477,465
Changes From Operations:
   - Net investment income (loss)                         21        (1,854)        68,775
   - Net realized gain (loss) on investments             116         1,317         56,129
   - Net change in unrealized appreciation or
     depreciation on investments                       2,732         7,888         85,202
                                                     -------     ---------     ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                     2,869         7,351        210,106
Change From Unit Transactions:
   - Contract purchases                                  368         3,975        551,534
   - Contract withdrawals                               (234)       (3,054)      (447,403)
                                                     -------     ---------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                134           921        104,131
                                                     -------     ---------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                3,003         8,272        314,237
                                                     -------     ---------     ----------
NET ASSETS AT DECEMBER 31, 2006                       23,598       319,138      3,791,702
Changes From Operations:
   - Net investment income (loss)                         74          (479)        74,223
   - Net realized gain (loss) on investments              90        77,129        120,199
   - Net change in unrealized appreciation or
     depreciation on investments                         664       (68,688)       103,418
                                                     -------     ---------     ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                       828         7,962        297,840
Change From Unit Transactions:
   - Contract purchases                                1,795         5,327         89,257
   - Contract withdrawals                               (231)     (267,403)      (261,951)
                                                     -------     ---------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                              1,564      (262,076)      (172,694)
                                                     -------     ---------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                2,392      (254,114)       125,146
                                                     -------     ---------     ----------
NET ASSETS AT DECEMBER 31, 2007                      $25,990     $  65,024     $3,916,848
                                                     =======     =========     ==========

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ACCOUNT INFORMATION

Variable Life B of ING Life Insurance and Annuity Company (the Variable Account), formerly known as Variable Life B of Aetna Life Insurance and Annuity Company, is a separate account established by ING Life Insurance and Annuity Company (the "Company"), formerly known as Aetna Life Insurance and Annuity Company, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Variable Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended.The Variable Account consists of seven products which are listed below.

AetnaVest
AetnaVest II
AetnaVest Plus
AetnaVest Estate Protector
AetnaVest Estate Protector II
Corporate VUL
Corporate VUL II

Effective October 1, 1998, the Company contracted the administrative servicing obligations of its individual variable life business to the The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY). Although the Company is responsible for all policy terms and conditions, Lincoln Life and LNY are responsible for servicing the individual life contracts, including the payment of benefits, oversight of investment management and contract administration. The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising out of any other business of the Company.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157).Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fairvalue within that framework and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of thirty three mutual funds(the Funds) of six diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

Fidelity Variable Insurance Products Fund (Fidelity VIP):
     Fidelity VIP Asset Manager Portfolio
     Fidelity VIP Contrafund Portfolio
     Fidelity VIP Equity-Income Portfolio
     Fidelity VIP Growth Portfolio
     Fidelity VIP High Income Portfolio
     Fidelity VIP Overseas Portfolio

ING Partners Inc. (ING Partners)*:
     ING Legg Mason Partners Aggressive Growth
     ING Partners JPMorgan International
     ING Partners T. Rowe Price Growth Equity
     ING Partners Thornburg Value
     ING Partners UBS U.S. Large Cap Equities

ING Funds (ING VP)*:
     ING VP Balanced Portfolio
     ING VP Growth Portfolio**
     ING VP Growth and Income Portfolio
     ING VP Index Plus LargeCap Portfolio
     ING VP Intermediate Bond Portfolio
     ING VP Money Market Portfolio
     ING VP Small Company Portfolio
     ING VP Strategic Allocation Conservative Portfolio
     ING VP Strategic Allocation Growth Portfolio
     ING VP Strategic Allocation Moderate Portfolio
     ING VP Value Opportunity Portfolio

Janus Aspen Series:
     Janus Aspen Series Balanced Portfolio
     Janus Aspen Series Flexible Bond Portfolio
     Janus Aspen Series Large Cap Growth Portfolio
     Janus Aspen Series Mid Cap Growth Portfolio
     Janus Aspen Series Worldwide Growth Portfolio

MFS Variable Insurance Trust (MFS VIT):
     MFS VIT Strategic Income Series
     MFS VIT Total Return Series

Oppenheimer Variable Account Funds (Oppenheimer):
     Oppenheimer Global Securities Fund
     Oppenheimer Main Street Growth & Income Fund
     Oppenheimer MidCap Fund
     Oppenheimer Strategic Bond Fund

*    Denotes an affiliate of ING Life Insurance and Annuity Company.

**   Available fund with no money invested at December 31, 2007.

Investments in the Funds are stated at the closing net asset value per share on December 31, 2007, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ACCOUNT INFORMATION
(CONTINUED)

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by specific identification.

DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES: The operations of the Variable Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. The Variable Account will not be taxed as a regulated investment company under Sub-chapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

FUND NAME CHANGES: During 2005, the Janus Aspen Series Flexible Income Portfolio changed its name to the Janus Aspen Series Flexible Bond Portfolio and the Janus Aspen Series Growth Portfolio changed its name to the Janus Aspen Series Large Cap Growth Portfolio.

During 2006, the ING Partners Salomon Brothers Aggressive Growth Portfolio changed its name to the ING Legg Mason Partners Aggressive Growth Portfolio, the ING Partners T. Rowe Price Growth Equity Portfolio changed its name to the ING Partners JPMorgan International Portfolio, the ING Partners MFS Capital Opportunities Portfolio changed its name to the ING Partners Thornburg Value Portfolio, the ING VP Strategic Allocation Income Portfolio changed its name to the ING VP Strategic Allocation Conservative Portfolio, the ING VP Strategic Allocation Balanced Portfolio changed its name to the ING VP Strategic Allocation Moderate Portfolio and the Oppenheimer Aggressive Growth Fund changed its name to the Oppenheimer MidCap Fund.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company charges each variable sub-account for mortality and expense risk. The amount charged is deducted daily at rates per year specified in each policy.

The Company deducts a premium load from each premium payment to cover its administration expenses, state taxes, and federal income tax liabilities. The percentage deducted from each premium payment is specified in each policy.

The Company charges monthly administrative fees for items such as underwriting and issuance, premium billing and collection, policy value calculation, confirmations and periodic reports. The amount of the monthly administrative fees are specified in each policy.

The Company charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is equal to the amount at risk multiplied by a monthly cost of insurance rate. The cost of insurance rate is variable and is based on the insured's issue age, sex (where permitted by law), number of policy years elapsed and premium class.

Under certain circumstances, the Company reserves the right to charge a transfer fee between sub-accounts. The amount of the transfer fee is specified in each policy.

The Company, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the specified amount, insured's age, risk class and sex (where permitted by law). The maximum surrender charges are included in each policy and are in compliance with each state's nonforfeiture law.

3. FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for each year or period in the five years ended December 31, 2007 follows.

                                MINIMUM  MAXIMUM   MINIMUM   MAXIMUM                            MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                   TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING  NET ASSETS  RETURN(4)  RETURN(4)   RATIO(5)
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER

            2007                 0.50%    1.00%    $12.87    $22.41      7,908     $  111,230    14.36%     14.93%     6.06%
            2006                 0.50%    1.00%     19.60     19.60      5,442         96,376     6.25%      6.25%     2.73%
            2005                 1.00%    1.00%     18.44     18.44      5,175         95,459     3.01%      3.01%     2.66%
            2004                 1.00%    1.00%     17.90     17.90     10,209        182,806     4.42%      4.42%     4.08%
            2003                 1.00%    1.00%     17.15     17.15     64,379      1,103,913    16.80%     16.80%     3.39%

                                MINIMUM  MAXIMUM   MINIMUM   MAXIMUM                             MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                    TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS  RETURN(4)  RETURN(4)   RATIO(5)
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND
            2007                 0.50%    1.00%    $15.57    $37.69    1,004,028   $31,412,727    16.42%     17.01%      0.94%
            2006                 0.50%    1.00%     21.09     32.38    1,031,018    28,832,181    10.61%     10.99%      1.30%
            2005                 0.65%    1.00%     19.00     29.27    1,069,893    27,312,487    15.77%     16.18%      0.28%
            2004                 0.65%    1.00%     16.30     25.28    1,053,177    23,460,043    14.33%     14.73%      0.34%
            2003                 0.65%    1.00%     14.21     22.12    1,136,703    22,205,098    27.19%     27.63%      0.45%

FIDELITY VIP EQUITY-INCOME
            2007                 0.50%    1.00%     13.07     27.39    1,259,244    26,061,926     0.52%      1.02%      1.80%
            2006                 0.50%    1.00%     17.15     27.25    1,159,903    26,542,208    19.00%     19.41%      3.30%
            2005                 0.65%    1.00%     14.36     22.90    1,245,804    24,207,930     4.81%      5.18%      1.64%
            2004                 0.65%    1.00%     13.65     21.84    1,353,096    25,170,468    10.42%     10.81%      1.71%
            2003                 0.65%    1.00%     12.32     19.78    1,632,649    28,470,104    29.03%     29.49%      1.80%

FIDELITY VIP GROWTH
            2007                 0.50%    1.00%     14.43     24.11      194,794     3,034,064    25.70%     26.33%      0.79%
            2006                 0.50%    1.00%     11.42     19.18      302,789     4,292,391     5.79%      6.32%      0.39%
            2005                 0.50%    1.00%     18.13     18.13      309,853     4,450,789     4.75%      4.75%      0.49%
            2004                 1.00%    1.00%     17.31     17.31      273,213     4,728,863     2.35%      2.35%      0.28%
            2003                 1.00%    1.00%     16.91     16.91      303,784     5,137,276    31.53%     31.53%      0.31%

FIDELITY VIP HIGH INCOME
            2007                 0.50%    0.50%     11.61     11.61        8,168        94,872     2.27%      2.27%      6.22%
            2006                 0.50%    0.50%     11.36     11.36       14,445       164,049     9.31%      9.31%      6.63%
            2005                 1.00%    1.00%      9.80      9.80       21,803       213,710     1.68%      1.68%     14.63%
            2004                 1.00%    1.00%      9.64      9.64       34,545       333,004     8.50%      8.50%      8.54%
            2003                 1.00%    1.00%      8.88      8.88       41,053       364,736    26.00%     26.00%      7.46%

FIDELITY VIP OVERSEAS
            2007                 0.50%    1.00%     24.67     24.67      108,971     2,007,088    16.15%     16.15%      3.31%
            2006                 1.00%    1.00%     21.24     21.24       85,951     1,825,687    16.91%     16.91%      0.72%
            2005                 1.00%    1.00%     18.17     18.17       70,747     1,285,442    17.86%     17.86%      0.65%
            2004                 1.00%    1.00%     15.42     15.42       80,599     1,242,515    12.51%     12.51%      1.46%
            2003                 1.00%    1.00%     13.70     13.70       78,991     1,082,374    41.94%     41.94%      1.14%

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
            2007                 0.50%    1.00%     10.41     19.41      649,868    10,714,460    -2.59%     -2.10%      0.00%
            2006                 0.50%    1.00%     10.65     19.93      644,169    11,314,203     9.19%      9.74%      0.00%
            2005                 0.50%    1.00%      9.72     18.25      796,621    12,597,553    10.33%     10.88%      0.00%
            2004                 0.50%    1.00%      8.78     16.54      845,583    12,395,825     8.63%      9.01%      0.00%
            2003                 0.65%    1.00%      8.05     15.23      895,385    12,262,180    36.81%     37.28%      0.00%

ING PARTNERS JPMORGAN INTERNATIONAL
            2007                 0.50%    1.00%     18.41     29.47      691,746    17,009,194     9.02%      9.40%      2.15%
            2006                 0.65%    1.00%     16.83     27.03      650,102    15,888,450    20.99%     21.41%      0.90%
            2005                 0.65%    1.00%     13.86     22.34      677,437    13,704,312     8.95%      9.33%      0.74%
            2004                 0.65%    1.00%     12.68     20.51      721,307    13,462,158    17.71%     18.12%      1.11%
            2003                 0.65%    1.00%     10.73     17.42      819,071    12,920,570    28.16%     28.61%      1.50%

ING PARTNERS T. ROWE PRICE GROWTH EQUITY
            2007                 0.50%    1.00%     16.91     18.40      364,915     6,115,546     8.81%      9.19%      0.49%
            2006                 0.65%    1.00%     15.54     16.91      364,395     5,793,623    12.17%     12.57%      0.24%
            2005                 0.65%    1.00%     13.86     15.08      379,369     5,369,827     5.12%      5.49%      0.51%
            2004                 0.65%    1.00%     13.18     14.34      415,140     5,576,371     8.92%      9.30%      0.15%
            2003                 0.65%    1.00%     12.10     13.17      406,614     5,023,271    29.63%     30.08%      0.17%

ING PARTNERS THORNBURG VALUE
            2007                 0.65%    1.00%     14.14     14.96      169,733     2,433,694     6.17%      6.54%      0.45%
            2006                 0.65%    1.00%     13.32     14.05      142,761     1,925,860    15.68%     16.09%      0.46%
            2005                 0.65%    1.00%     11.51     12.10      160,817     1,896,722     0.55%      0.90%      0.90%
            2004                 0.65%    1.00%     11.45     11.99      164,065     1,897,370    11.75%     12.15%      0.44%
            2003                 0.65%    1.00%     10.24     10.69      182,164     1,882,942    26.80%     27.24%      0.19%

ING PARTNERS UBS U.S. LARGE CAP EQUITIES
            2007                 0.65%    1.00%     13.23     17.22      443,454     7,338,597     0.18%      0.53%      0.70%
            2006                 0.65%    1.00%     13.18     17.19      460,811     7,611,553    13.37%     13.77%      0.85%
            2005                 0.50%    1.00%     11.18     15.17      589,948     8,389,301     8.29%      8.83%      0.89%
            2004                 0.50%    1.00%     10.71     14.00      602,854     7,982,819    13.62%     14.02%      0.79%
            2003                 0.65%    1.00%      9.41     12.33      679,284     7,925,379    23.71%     24.15%      0.60%

                                MINIMUM  MAXIMUM   MINIMUM   MAXIMUM                             MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                    TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS  RETURN(4)  RETURN(4)   RATIO(5)
--------------------------------------------------------------------------------------------------------------------------------
ING VP BALANCED
            2007                 0.50%    1.00%    $12.07    $34.79      813,588   $20,286,309     4.52%      5.04%      2.63%
            2006                 0.50%    1.00%     11.49     33.28      825,321    20,412,810     8.90%      9.44%      2.39%
            2005                 0.50%    1.00%     10.50     30.56      838,370    20,623,143     3.21%      3.72%      2.38%
            2004                 0.50%    1.00%     13.64     29.61      911,833    22,124,721     8.33%      8.71%      2.02%
            2003                 0.65%    1.00%     12.54     27.34      887,958    19,875,588    17.69%     18.10%      2.04%

ING VP GROWTH
            2004                 1.00%    1.00%     10.70     10.70          880         9,430     6.13%      6.13%      0.12%
            2003                 1.00%    1.00%     10.09     10.09          901         9,101    29.08%     29.08%      0.00%

ING VP GROWTH AND INCOME
            2007                 0.50%    1.00%     11.99     54.26    2,842,345    80,592,824     6.33%      6.70%      1.38%
            2006                 0.65%    1.00%     11.24     51.00    2,796,689    80,820,106    13.07%     13.46%      1.17%
            2005                 0.50%    1.00%      9.91     45.08    3,202,077    80,622,793     7.06%      7.60%      1.05%
            2004                 0.50%    1.00%      9.19     42.09    3,482,591    82,958,343     7.31%      7.69%      2.39%
            2003                 0.65%    1.00%      8.54     39.20    3,780,258    83,812,138    24.82%     25.25%      0.00%

ING VP INDEX PLUS LARGECAP
            2007                 0.50%    1.00%     12.72     21.38      767,024    13,748,831     3.99%      4.51%      1.24%
            2006                 0.50%    1.00%     12.17     20.53      826,138    15,211,401    13.44%     14.00%      1.08%
            2005                 0.50%    1.00%     13.29     18.07      912,102    14,861,144     4.33%      4.70%      1.26%
            2004                 0.65%    1.00%     12.65     17.30      963,882    15,590,987     9.48%      9.86%      1.03%
            2003                 0.65%    1.00%     11.52     15.78    1,082,202    15,848,481    24.89%     25.32%      1.12%

ING VP INTERMEDIATE BOND
            2007                 0.50%    1.00%     11.22     37.29      441,558    10,165,279     4.97%      5.50%      3.68%
            2006                 0.50%    1.00%     10.63     35.52      459,942    10,279,886     3.03%      3.55%      3.73%
            2005                 0.50%    1.00%     10.27     34.48      602,415    12,168,935     2.12%      2.63%      3.63%
            2004                 0.50%    1.00%     14.59     33.76      637,532    12,980,877     3.83%      4.20%      7.96%
            2003                 0.65%    1.00%     14.01     32.52      773,411    15,183,561     5.24%      5.61%      1.73%

ING VP MONEY MARKET
            2007                 0.50%    1.00%     11.20     22.59    1,715,439    23,179,417     4.11%      4.63%      3.90%
            2006                 0.50%    1.00%     10.70     21.70    1,676,423    23,389,357     3.84%      4.36%      2.65%
            2005                 0.50%    1.00%     12.34     20.90    1,056,879    15,361,963     1.97%      2.33%      1.25%
            2004                 0.65%    1.00%     12.02     20.49    1,340,449    18,926,585     0.06%      0.41%      1.09%
            2003                 0.65%    1.00%     11.97     20.48    1,584,351    22,205,074    -0.10%      0.25%      2.36%

ING VP SMALL COMPANY
            2007                 0.50%    1.00%     22.04     22.04      152,103     2,210,523     4.84%      4.84%      0.18%
            2006                 1.00%    1.00%     21.02     21.02      104,780     2,202,723    15.63%     15.63%      0.37%
            2005                 1.00%    1.00%     18.18     18.18      116,927     2,125,745     9.18%      9.18%      0.15%
            2004                 1.00%    1.00%     16.65     16.65      139,169     2,317,471    13.25%     13.25%      0.30%
            2003                 1.00%    1.00%     14.70     14.70      163,027     2,397,103    36.10%     36.10%      0.37%

ING VP STRATEGIC ALLOCATION CONSERVATIVE
            2007                 0.65%    1.00%     14.99     19.01       76,005     1,370,890     4.71%      5.12%      2.85%
            2006                 0.65%    1.00%     14.26     18.12       65,410     1,124,419     7.29%      7.67%      3.88%
            2005                 0.65%    1.00%     13.25     16.86      131,660     2,088,172     2.79%      3.16%      2.05%
            2004                 0.65%    1.00%     12.84     16.38      127,730     1,954,981     6.91%      7.29%      1.91%
            2003                 0.65%    1.00%     11.97     15.30      124,446     1,783,993    12.52%     12.91%      2.39%

ING VP STRATEGIC ALLOCATION GROWTH
            2007                 0.65%    1.00%     14.43     20.55      221,376     4,376,438     4.00%      4.36%      1.70%
            2006                 0.65%    1.00%     13.82     19.73      231,760     4,411,362    12.07%     12.46%      1.35%
            2005                 0.65%    1.00%     12.29     17.58      237,353     4,009,355     5.14%      5.51%      1.23%
            2004                 0.65%    1.00%     11.65     16.70      221,835     3,564,035    10.89%     11.28%      1.05%
            2003                 0.65%    1.00%     10.47     15.03      245,867     3,576,133    23.10%     23.54%      0.92%

ING VP STRATEGIC ALLOCATION MODERATE
            2007                 0.65%    1.00%     14.55     19.61      113,943     2,147,013     4.43%      4.80%      2.35%
            2006                 0.65%    1.00%     13.88     18.75      108,288     1,949,823    10.06%     10.45%      1.75%
            2005                 0.65%    1.00%     12.57     17.01      106,106     1,737,014     3.66%      4.03%      1.54%
            2004                 0.65%    1.00%     12.08     16.39       96,688     1,524,683     9.13%      9.51%      1.25%
            2003                 0.65%    1.00%     11.03     14.99       96,582     1,382,426    18.28%     18.70%      1.59%

                                MINIMUM  MAXIMUM   MINIMUM   MAXIMUM                             MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                    TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS  RETURN(4)  RETURN(4)   RATIO(5)
--------------------------------------------------------------------------------------------------------------------------------
ING VP VALUE OPPORTUNITY
            2007  1/31/07        0.50%    0.50%    $12.83    $12.83        2,447   $    31,406     1.14%      1.14%      1.62%
            2006                 1.00%    1.00%     17.02     17.02        1,875        31,912    14.90%     14.90%      1.42%
            2005                 1.00%    1.00%     14.81     14.81        1,955        28,965     5.97%      5.97%      1.87%
            2004                 1.00%    1.00%     13.98     13.98        2,040        28,519     9.05%      9.05%      1.52%
            2003                 1.00%    1.00%     12.82     12.82        2,126        27,254    23.36%     23.36%      0.11%

JANUS ASPEN SERIES BALANCED
            2007                 0.50%    1.00%     13.23     37.35      451,352    13,905,573     9.44%      9.98%      2.52%
            2006                 0.50%    1.00%     19.59     34.13      453,720    13,864,790     9.62%     10.00%      2.14%
            2005                 0.65%    1.00%     17.80     31.14      484,256    13,608,499     6.88%      7.25%      2.26%
            2004                 0.65%    1.00%     16.54     29.13      529,637    13,950,100     7.45%      7.82%      2.07%
            2003                 0.65%    1.00%     15.35     27.11      731,894    17,497,903    12.92%     13.31%      2.21%

JANUS ASPEN SERIES FLEXIBLE BOND
            2007                 0.50%    1.00%     11.21     16.19      323,038     3,732,559     5.97%      6.51%      4.76%
            2006                 0.50%    1.00%     15.28     15.28      257,990     3,798,693     3.18%      3.18%      4.83%
            2005                 1.00%    1.00%     14.81     14.81      274,871     4,070,183     0.99%      0.99%      4.91%
            2004                 1.00%    1.00%     14.66     14.66      295,724     4,336,075     2.93%      2.93%      5.72%
            2003                 1.00%    1.00%     14.24     14.24      323,068     4,602,073     5.33%      5.33%      6.99%

JANUS ASPEN SERIES LARGE CAP GROWTH
            2007                 0.50%    1.00%     13.50     27.84      522,278    12,822,020    13.95%     14.52%      0.71%
            2006                 0.50%    1.00%     12.98     24.43      572,801    12,518,552    10.27%     10.66%      0.48%
            2005                 0.65%    1.00%     11.73     22.15      659,744    13,074,874     3.25%      3.61%      0.33%
            2004                 0.65%    1.00%     11.32     21.46      737,217    14,246,939     3.48%      3.84%      0.14%
            2003                 0.65%    1.00%     10.90     20.74      916,579    16,951,327    30.42%     30.88%      0.09%

JANUS ASPEN SERIES MID CAP GROWTH
            2007                 0.50%    1.00%     15.77     37.30      761,525    22,248,478    20.82%     21.43%      0.22%
            2006                 0.50%    1.00%     17.04     30.87      746,469    19,341,676    12.48%     12.88%      0.00%
            2005                 0.65%    1.00%     15.10     27.44      808,447    19,085,143    11.19%     11.58%      0.00%
            2004                 0.65%    1.00%     13.48     24.68      864,355    18,471,492    19.55%     19.97%      0.00%
            2003                 0.65%    1.00%     11.25     20.65      942,193    16,879,914    33.76%     34.23%      0.00%

JANUS ASPEN SERIES WORLDWIDE GROWTH
            2007                 0.50%    1.00%     13.98     32.98      704,181    20,004,920     8.54%      9.08%      0.75%
            2006                 0.50%    1.00%     14.86     30.39      729,358    19,748,956    17.03%     17.44%      1.75%
            2005                 0.65%    1.00%     12.66     25.96      778,935    18,298,937     4.81%      5.18%      1.36%
            2004                 0.65%    1.00%     11.99     24.77      890,473    20,093,191     3.74%      4.10%      0.98%
            2003                 0.65%    1.00%     11.52     23.88    1,179,351    24,608,214    22.76%     23.19%      1.19%

MFS VIT STRATEGIC INCOME
            2007                 0.50%    1.00%     15.02     15.02        1,150        13,643     2.65%      2.65%      4.25%
            2006                 1.00%    1.00%     14.63     14.63        1,574        23,044     5.61%      5.61%      2.59%
            2005                 1.00%    1.00%     13.86     13.86       11,782       163,254     0.87%      0.87%      6.77%
            2004                 1.00%    1.00%     13.74     13.74       12,071       165,819     6.66%      6.66%      6.81%
            2003                 1.00%    1.00%     12.88     12.88       32,659       420,607     9.28%      9.28%      5.27%

MFS VIT TOTAL RETURN
            2007                 0.50%    1.00%     18.21     18.21        5,299        64,806     3.18%      3.18%      2.52%
            2006                 1.00%    1.00%     17.65     17.65        3,590        63,360    10.78%     10.78%      2.13%
            2005                 1.00%    1.00%     15.93     15.93       10,396       165,610     1.80%      1.80%      1.92%
            2004                 1.00%    1.00%     15.65     15.65       10,667       166,918    10.21%     10.21%      1.99%
            2003                 1.00%    1.00%     14.20     14.20       20,341       288,791    15.17%     15.17%      1.73%

OPPENHEIMER GLOBAL SECURITIES
            2007                 0.50%    1.00%     27.52     29.07      342,879     9,502,528     5.26%      5.63%      1.28%
            2006                 0.65%    1.00%     26.14     27.66      333,729     8,811,907    16.52%     16.93%      0.99%
            2005                 0.65%    1.00%     22.44     23.74      311,330     7,060,193    13.17%     13.57%      1.01%
            2004                 0.65%    1.00%     19.83     20.97      294,509     5,894,126    17.98%     18.39%      1.16%
            2003                 0.65%    1.00%     16.80     17.78      213,821     3,624,439    41.60%     42.10%      0.78%

OPPENHEIMER MAIN STREET GROWTH & INCOME
            2007                 0.50%    1.00%     13.79     13.79        1,995        25,990     3.39%      3.39%      0.95%
            2006                 1.00%    1.00%     13.34     13.34        1,768        23,598    13.88%     13.88%      1.10%
            2005                 1.00%    1.00%     11.72     11.72        1,757        20,595     4.93%      4.93%      1.27%
            2004  5/11/04        1.00%    1.00%     11.17     11.17        1,608        17,963     9.98%      9.98%      0.00%

                                MINIMUM  MAXIMUM   MINIMUM   MAXIMUM                             MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                    TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS  RETURN(4)  RETURN(4)   RATIO(5)
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP
            2007                 0.50%    1.00%    $12.41    $14.73        5,044    $   65,024     5.30%      5.80%      0.00%
            2006                 0.50%    1.00%     11.73     13.99       26,416       319,138     1.94%      2.45%      0.00%
            2005                 0.50%    1.00%     13.73     13.73       26,383       310,866    11.21%     11.21%      0.00%
            2004                 1.00%    1.00%     12.34     12.34       22,716       280,372    18.59%     18.59%      0.00%
            2003                 1.00%    1.00%     10.41     10.41       38,612       401,888    24.34%     24.34%      0.00%

OPPENHEIMER STRATEGIC BOND
            2007                 0.65%    1.00%     16.92     17.48      229,733     3,916,848     8.60%      8.98%      3.02%
            2006                 0.65%    1.00%     15.58     16.04      242,095     3,791,702     6.42%      6.79%      3.39%
            2005                 0.65%    1.00%     14.64     15.02      236,303     3,477,465     1.65%      2.00%      4.20%
            2004                 0.65%    1.00%     14.40     14.72      182,238     2,649,455     7.59%      7.97%      6.83%
            2003                 0.65%    1.00%     13.39     13.64      293,819     3,950,170    16.90%     17.31%      5.83%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.

(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3) As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2007.

                                                        AGGREGATE      AGGREGATE
                                                         COST OF       PROCEEDS
SUBACCOUNT                                              PURCHASES     FROM SALES
--------------------------------------------------------------------------------
Fidelity VIP Asset Manager                             $    78,953    $   70,127
Fidelity VIP Contrafund                                 11,403,924     5,869,556
Fidelity VIP Equity-Income                               8,614,468     6,857,808
Fidelity VIP Growth                                      2,016,279     3,959,872
Fidelity VIP High Income                                     7,962        73,357
Fidelity VIP Overseas                                    1,721,153     1,658,015
ING Legg Mason Partners Aggressive Growth                2,395,011     2,847,368
ING Partners JPMorgan International                      4,690,835     4,818,041
ING Partners T. Rowe Price Growth Equity                 1,504,890     1,423,469
ING Partners Thornburg Value                             2,560,672     2,208,173
ING Partners UBS U.S. Large Cap Equities                 2,199,563     2,518,667
ING VP Balanced                                          3,440,872     3,320,132

                                                        AGGREGATE      AGGREGATE
                                                         COST OF       PROCEEDS
SUBACCOUNT                                              PURCHASES     FROM SALES
--------------------------------------------------------------------------------
ING VP Growth and Income                               $11,209,920   $16,198,841
ING VP Index Plus LargeCap                               5,786,639     7,811,887
ING VP Intermediate Bond                                 2,053,862     2,391,260
ING VP Money Market                                     25,647,532    25,874,994
ING VP Small Company                                     2,387,691     2,173,618
ING VP Strategic Allocation Conservative                   444,962       201,299
ING VP Strategic Allocation Growth                         735,024       663,742
ING VP Strategic Allocation Moderate                       486,039       292,483
ING VP Value Opportunity                                    32,730        33,687
Janus Aspen Series Balanced                              1,872,484     2,881,332
Janus Aspen Series Flexible Bond                         3,289,887     3,431,930
Janus Aspen Series Large Cap Growth                      2,529,871     3,968,192
Janus Aspen Series Mid Cap Growth                        6,461,209     7,617,468
Janus Aspen Series Worldwide Growth                      2,329,502     3,825,922
MFS VIT Strategic Income                                    11,186        20,502
MFS VIT Total Return                                        65,946        63,943
Oppenheimer Global Securities                            1,900,491     1,194,218
Oppenheimer Main Street Growth & Income                     20,373        18,736
Oppenheimer MidCap                                          51,691       314,259
Oppenheimer Strategic Bond                               1,928,767     2,026,926

5. INVESTMENTS

The following is a summary of investments owned at December 31, 2007.

                                                          NET
                                              SHARES     ASSET   FAIR VALUE
SUBACCOUNT                                    OWNED      VALUE    OF SHARES    COST OF SHARES
---------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager                      6,713   $16.57   $   111,236     $    96,201
Fidelity VIP Contrafund                     1,125,899    27.90    31,412,582      29,255,459
Fidelity VIP Equity-Income                  1,090,125    23.91    26,064,898      25,713,331
Fidelity VIP Growth                            67,248    45.12     3,034,212       2,093,059
Fidelity VIP High Income                       15,866     5.98        94,876          99,420
Fidelity VIP Overseas                          79,273    25.32     2,007,191       1,439,706
ING Legg Mason Partners Aggressive Growth     221,811    48.31    10,715,688       9,838,408
ING Partners JPMorgan International           970,442    17.52    17,002,146      11,136,844
ING Partners T. Rowe Price Growth Equity       98,814    61.89     6,115,575       4,731,876
ING Partners Thornburg Value                   71,119    34.00     2,418,051       2,431,518
ING Partners UBS U.S. Large Cap Equities      691,725    10.61     7,339,202       6,827,156
ING VP Balanced                             1,403,920    14.45    20,286,648      17,873,281
ING VP Growth and Income                    3,254,467    24.76    80,580,606      78,051,102
ING VP Index Plus LargeCap                    757,510    18.13    13,733,647      12,100,292
ING VP Intermediate Bond                      768,241    13.23    10,163,822      10,082,018
ING VP Money Market                         1,721,985    13.51    23,261,263      22,721,422
ING VP Small Company                          113,018    19.56     2,210,624       1,885,185
ING VP Strategic Allocation Conservative      101,480    13.51     1,370,992       1,308,640
ING VP Strategic Allocation Growth            264,067    16.57     4,375,586       4,026,629
ING VP Strategic Allocation Moderate          141,626    15.16     2,147,052       1,887,879
ING VP Value Opportunity                        1,957    16.05        31,407          24,402
Janus Aspen Series Balanced                   462,803    30.05    13,907,235      10,636,105
Janus Aspen Series Flexible Bond              325,718    11.46     3,732,727       4,106,847
Janus Aspen Series Large Cap Growth           484,739    26.42    12,806,814       9,697,306
Janus Aspen Series Mid Cap Growth             556,701    39.94    22,234,633      16,771,501
Janus Aspen Series Worldwide Growth           566,248    35.33    20,005,539      14,770,383
MFS VIT Strategic Income                        1,294    10.54        13,644          13,347
MFS VIT Total Return                            2,989    21.68        64,809          57,866
Oppenheimer Global Securities                 259,641    36.60     9,502,851       8,181,191
Oppenheimer Main Street Growth & Income         1,015    25.61        25,991          20,530
Oppenheimer MidCap                              1,203    54.07        65,027          48,101
Oppenheimer Strategic Bond                    704,497     5.56     3,917,005       3,672,703

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2007 is as follows:

                                              UNITS        UNITS     NET INCREASE
SUBACCOUNT                                    ISSUED     REDEEMED     (DECREASE)
---------------------------------------------------------------------------------
Fidelity VIP Asset Manager                      6,072       (3,606)       2,466
Fidelity VIP Contrafund                       195,771     (222,761)     (26,990)
Fidelity VIP Equity-Income                    392,351     (293,010)      99,341
Fidelity VIP Growth                           138,678     (246,673)    (107,995)
Fidelity VIP High Income                           --       (6,277)      (6,277)
Fidelity VIP Overseas                          90,693      (67,673)      23,020
ING Legg Mason Partners Aggressive Growth     232,799     (227,100)       5,699
ING Partners JPMorgan International           263,111     (221,467)      41,644
ING Partners T. Rowe Price Growth Equity       88,975      (88,455)         520
ING Partners Thornburg Value                  180,401     (153,429)      26,972
ING Partners UBS U.S. Large Cap Equities      162,556     (179,913)     (17,357)
ING VP Balanced                               111,338     (123,071)     (11,733)
ING VP Growth and Income                      839,246     (793,590)      45,656
ING VP Index Plus LargeCap                    408,169     (467,283)     (59,114)
ING VP Intermediate Bond                      120,656     (139,040)     (18,384)
ING VP Money Market                         2,026,711   (1,987,695)      39,016
ING VP Small Company                          142,936      (95,613)      47,323
ING VP Strategic Allocation Conservative       22,595      (12,000)      10,595
ING VP Strategic Allocation Growth             27,568      (37,952)     (10,384)
ING VP Strategic Allocation Moderate           21,923      (16,268)       5,655
ING VP Value Opportunity                        2,531       (1,959)         572
Janus Aspen Series Balanced                    93,342      (95,710)      (2,368)
Janus Aspen Series Flexible Bond              284,770     (219,722)      65,048
Janus Aspen Series Large Cap Growth           178,063     (228,586)     (50,523)
Janus Aspen Series Mid Cap Growth             375,253     (360,197)      15,056
Janus Aspen Series Worldwide Growth           148,726     (173,903)     (25,177)
MFS VIT Strategic Income                          969       (1,393)        (424)
MFS VIT Total Return                            5,302       (3,593)       1,709
Oppenheimer Global Securities                  62,240      (53,090)       9,150
Oppenheimer Main Street Growth & Income         1,605       (1,378)         227
Oppenheimer MidCap                              4,247      (25,619)     (21,372)
Oppenheimer Strategic Bond                    113,438     (125,800)     (12,362)

The change in units outstanding for the year ended December 31, 2006 is as follows:

                                              UNITS        UNITS     NET INCREASE
SUBACCOUNT                                    ISSUED     REDEEMED     (DECREASE)
---------------------------------------------------------------------------------
Fidelity VIP Asset Manager                      1,414       (1,147)         267
Fidelity VIP Contrafund                       310,726     (349,601)     (38,875)
Fidelity VIP Equity-Income                    315,214     (401,115)     (85,901)
Fidelity VIP Growth                            42,417      (49,481)      (7,064)
Fidelity VIP High Income                       19,781      (27,139)      (7,358)
Fidelity VIP Overseas                          19,801       (4,597)      15,204
ING Legg Mason Partners Aggressive Growth     421,665     (574,117)    (152,452)
ING Partners JPMorgan International            94,996     (122,331)     (27,335)
ING Partners T. Rowe Price Growth Equity       42,625      (57,599)     (14,974)
ING Partners Thornburg Value                  168,841     (186,897)     (18,056)
ING Partners UBS U.S. Large Cap Equities      278,437     (407,574)    (129,137)
ING VP Balanced                               223,744     (236,793)     (13,049)
ING VP Growth and Income                      477,856     (883,244)    (405,388)
ING VP Index Plus LargeCap                    408,482     (494,446)     (85,964)
ING VP Intermediate Bond                      727,319     (869,792)    (142,473)
ING VP Money Market                         2,802,900   (2,183,356)     619,544
ING VP Small Company                              535      (12,682)     (12,147)
ING VP Strategic Allocation Conservative        7,375      (73,625)     (66,250)
ING VP Strategic Allocation Growth            111,042     (116,635)      (5,593)
ING VP Strategic Allocation Moderate           15,953      (13,771)       2,182
ING VP Value Opportunity                           --          (80)         (80)
Janus Aspen Series Balanced                    42,064      (72,600)     (30,536)

                                              UNITS        UNITS     NET INCREASE
SUBACCOUNT                                    ISSUED     REDEEMED     (DECREASE)
---------------------------------------------------------------------------------
Janus Aspen Series Flexible Bond               41,208      (58,089)     (16,881)
Janus Aspen Series Large Cap Growth           271,390     (358,333)     (86,943)
Janus Aspen Series Mid Cap Growth             576,368     (638,346)     (61,978)
Janus Aspen Series Worldwide Growth           147,986     (197,563)     (49,577)
MFS VIT Strategic Income                          235      (10,443)     (10,208)
MFS VIT Total Return                               --       (6,806)      (6,806)
Oppenheimer Global Securities                 112,714      (90,315)      22,399
Oppenheimer Main Street Growth & Income            56          (45)          11
Oppenheimer MidCap                                287         (254)          33
Oppenheimer Strategic Bond                    149,172     (143,380)       5,792

The change in units outstanding for the year ended December 31, 2005 is as follows:

                                              UNITS        UNITS     NET INCREASE
SUBACCOUNT                                    ISSUED     REDEEMED     (DECREASE)
---------------------------------------------------------------------------------
Fidelity VIP Asset Manager                        377       (5,411)      (5,034)
Fidelity VIP Contrafund                       271,729     (255,013)      16,716
Fidelity VIP Equity-Income                    252,010     (359,302)    (107,292)
Fidelity VIP Growth                           161,518     (124,878)      36,640
Fidelity VIP High Income                           --      (12,742)     (12,742)
Fidelity VIP Overseas                             676      (10,528)      (9,852)
ING Partners JPMorgan International           105,635     (149,505)     (43,870)
ING Partners Thornburg Value                  122,669     (125,917)      (3,248)
ING Legg Mason Partners Aggressive Growth     372,106     (421,068)     (48,962)
ING Partners T. Rowe Price Growth Equity       88,182     (123,953)     (35,771)
ING Partners UBS U.S. Large Cap Equities      229,307     (242,213)     (12,906)
ING VP Balanced                               112,605     (186,068)     (73,463)
ING VP Growth                                      --         (880)        (880)
ING VP Growth and Income                      453,680     (734,194)    (280,514)
ING VP Index Plus LargeCap                    305,327     (357,107)     (51,780)
ING VP Intermediate Bond                      697,593     (732,710)     (35,117)
ING VP Money Market                         2,328,991   (2,612,561)    (283,570)
ING VP Small Company                            1,472      (23,714)     (22,242)
ING VP Strategic Allocation Moderate           24,333      (14,915)       9,418
ING VP Strategic Allocation Growth            100,830      (85,312)      15,518
ING VP Strategic Allocation Conservative       19,192      (15,262)       3,930
ING VP Value Opportunity                           --          (85)         (85)
Janus Aspen Series Balanced                    53,588      (98,969)     (45,381)
Janus Aspen Series Flexible Bond                   --      (20,853)     (20,853)
Janus Aspen Series Large Cap Growth           157,260     (234,733)     (77,473)
Janus Aspen Series Mid Cap Growth             492,365     (548,273)     (55,908)
Janus Aspen Series Worldwide Growth           144,060     (255,598)    (111,538)
MFS VIT Strategic Income                          194         (483)        (289)
MFS VIT Total Return                              679         (950)        (271)
Oppenheimer MidCap                             22,792      (19,125)       3,667
Oppenheimer Global Securities                 117,175     (100,354)      16,821
Oppenheimer Main Street Growth & Income           178          (29)         149
Oppenheimer Strategic Bond                    260,116     (206,051)      54,065

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of ING Life Insurance and Annuity Company
     and
Contract Owners of Variable Life B of ING Life Insurance and Annuity Company

We have audited the accompanying statement of assets and liabilities of Variable Life B of ING Life Insurance and Annuity Company ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2007, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Variable Life B of ING Life Insurance and Annuity Company as of December 31, 2007, and the results of their operations and changes in their net assets for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 7, 2008

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                               PAGE
                                                               ----
Report of Independent Registered Public Accounting Firm         C-2

Consolidated Financial Statements:

   Consolidated Statements of Operations for the years ended
      December 31, 2007, 2006, and 2005                         C-3

   Consolidated Balance Sheets as of
      December 31, 2007 and 2006                                C-4

   Consolidated Statements of Changes in Shareholder's Equity
      for the years ended December 31, 2007, 2006, and 2005     C-6

   Consolidated Statements of Cash Flows for the years ended
      December 31, 2007, 2006, and 2005                         C-7

Notes to Consolidated Financial Statements                      C-9

             Report of Independent Registered Public Accounting Firm

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2007 and 2006, and the related consolidated statements of operations, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 14 to the financial statements, the Company restated 2006 and 2005 retained earnings (deficit), asset, and liability amounts presented in their consolidated balance sheets and changes in shareholder's equity.


                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 25, 2008

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                      CONSOLIDATED STATEMENTS OF OPERATIONS
                                  (In millions)

                                                   YEAR ENDED DECEMBER 31,
                                                  2007      2006      2005
                                                --------  --------  --------
REVENUE:
   Net investment income                        $1,054.7  $1,029.7  $1,037.1
   Fee income                                      789.3     714.8     609.6
   Premiums                                         46.8      37.5      43.2
   Broker-dealer commission revenue                568.4     429.2     378.1
   Net realized capital gains (losses)              (8.2)      3.0      22.0
   Other income                                      0.9      15.7       7.7
                                                --------  --------  --------
Total revenue                                    2,451.9   2,229.9   2,097.7
                                                --------  --------  --------
BENEFITS AND EXPENSES:
   Interest credited and other benefits
      to contractowners                            822.2     783.7     739.6
   Operating expenses                              652.2     568.3     524.3
   Broker-dealer commission expense                568.4     429.2     378.1
   Amortization of deferred policy acquisition
      cost and value of business acquired          129.2      21.3     159.9
   Interest expense                                  5.5       2.9       1.6
                                                --------  --------  --------
Total benefits and expenses                      2,177.5   1,805.4   1,803.5
                                                --------  --------  --------
Income before income taxes                         274.4     424.5     294.2
Income tax expense                                  56.0     122.7      21.5
                                                --------  --------  --------
Net income                                      $  218.4  $  301.8  $  272.7
                                                ========  ========  ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                   STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                           CONSOLIDATED BALANCE SHEETS
                        (In millions, except share data)

                                                                                 AS OF DECEMBER 31,
                                                                                  2007       2006
                                                                               ---------  ----------
                                                                                          (RESTATED)
ASSETS
Investments:
   Fixed maturities, available-for-sale, at fair value
      (amortized cost of $13,374.7 at 2007 and $15,150.1 at 2006)              $13,316.3   $15,112.2
   Equity securities, available-for-sale, at fair value
      (cost of $440.1 at 2007 and $233.6 at 2006)                                  446.4       251.7
   Mortgage loans on real estate                                                 2,089.4     1,879.3
   Policy loans                                                                    273.4       268.9
   Limited partnerships/corporations                                               636.1       359.2
   Other investments                                                               202.7        39.7
   Securities pledged (amortized cost of $940.2 at 2007 and $1,106.2 at 2006)      934.1     1,099.5
                                                                               ---------   ---------
Total investments                                                               17,898.4    19,010.5
Cash and cash equivalents                                                          252.3       311.2
Short-term investments under securities loan agreement                             183.9       283.1
Accrued investment income                                                          168.3       180.4
Receivables for securities sold                                                      5.6        90.1
Reinsurance recoverable                                                          2,594.4     2,715.4
Deferred policy acquisition costs                                                  728.6       622.6
Value of business acquired                                                       1,253.2     1,340.2
Notes receivable from affiliate                                                    175.0       175.0
Short-term loan to affiliate                                                          --        45.0
Due from affiliates                                                                 10.6         9.1
Property and equipment                                                             147.4        75.1
Other assets                                                                       112.1        73.8
Assets held in separate accounts                                                48,091.2    43,550.8
                                                                               ---------   ---------
Total assets                                                                   $71,621.0   $68,482.3
                                                                               =========   =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                   STATEMENTS.

                                                      AS OF DECEMBER 31,
                                                       2007       2006
                                                    ---------  ----------
                                                               (RESTATED)
LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims reserves          $18,569.1   $19,984.1
Payables for securities purchased                         0.2        42.6
Payables under securities loan agreement                165.1       283.1
Notes payable                                             9.9          --
Borrowed money                                          738.4       833.2
Due to affiliates                                       130.7        82.8
Current income taxes                                     56.8        59.8
Deferred income taxes                                   275.9       261.1
Other liabilities                                       542.7       371.1
Liabilities related to separate accounts             48,091.2    43,550.8
                                                    ---------   ---------
Total liabilities                                    68,580.0    65,468.6
                                                    ---------   ---------
Shareholder's equity
   Common stock (100,000 shares authorized; 55,000
      issued and outstanding; $50 per share value)        2.8         2.8
   Additional paid-in capital                         4,159.3     4,299.5
   Accumulated other comprehensive loss                 (33.8)      (14.0)
   Retained earnings (deficit)                       (1,087.3)   (1,274.6)
                                                    ---------   ---------
Total shareholder's equity                            3,041.0     3,013.7
                                                    ---------   ---------
Total liabilities and shareholder's equity          $71,621.0   $68,482.3
                                                    =========   =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                   STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                  (In millions)

                                                                                    ACCUMULATED     RETAINED        TOTAL
                                                                      ADDITIONAL       OTHER        EARNINGS    SHAREHOLDER'S
                                                            COMMON      PAID-IN    COMPREHENSIVE    (DEFICIT)       EQUITY
                                                             STOCK      CAPITAL    INCOME (LOSS)   (RESTATED)     (RESTATED)
                                                           --------   ----------   -------------   ----------   -------------
Balance at December 31, 2004                               $    2.8    $4,566.8       $ 67.1       $(1,877.1)     $2,759.6
   Prior period adjustment ($43.1 pretax)                        --          --           --            28.0          28.0
                                                           --------    --------       ------       ---------      --------
Balance at January 1, 2005                                      2.8     4,566.8         67.1        (1,849.1)      2,787.6
   Comprehensive income:
      Net income                                                 --          --           --           272.7         272.7
      Other comprehensive loss, net of tax:
         Change in net unrealized capital gains (losses)
            on securities ($(108.4) pretax)                      --          --        (77.5)             --         (77.5)
         Minimum pension liability ($(1.1) pretax)               --          --          5.1              --           5.1
                                                                                                                  --------
   Total comprehensive income                                                                                        200.3
                                                                                                                  --------
   Dividends paid                                                --       (20.5)          --              --         (20.5)
   Employee share-based payments                                 --         3.3           --              --           3.3
                                                           --------    --------       ------       ---------      --------
Balance at December 31, 2005                                    2.8     4,549.6         (5.3)       (1,576.4)      2,970.7
   Comprehensive income:
      Net income                                                 --          --           --           301.8         301.8
      Other comprehensive loss, net of tax:
         Change in net unrealized capital gains (losses)
            on securities ($(23.4) pretax)                       --          --        (10.7)             --         (10.7)
         Pension liability and FAS No. 158
            transition adjustment ($3.9 pretax)                  --          --          2.5              --           2.5
                                                                                                                  --------
                                                                                                                     293.6
                                                                                                                  --------
   Total comprehensive income
   Cumulative effect of change in accounting
      principle ($(0.8) pretax)                                  --          --         (0.5)             --          (0.5)
   Dividends paid                                                --      (256.0)          --              --        (256.0)
   Employee share-based payments                                 --         5.9           --              --           5.9
                                                           --------    --------       ------       ---------      --------
Balance at December 31, 2006                                    2.8     4,299.5        (14.0)       (1,274.6)      3,013.7
   Cumulative effect of change in
      accounting principle                                       --          --           --           (31.1)        (31.1)
                                                           --------    --------       ------       ---------      --------
Balance at January 1, 2007                                      2.8     4,299.5        (14.0)       (1,305.7)      2,982.6
   Comprehensive income:
      Net income                                                 --          --           --           218.4         218.4
      Other comprehensive loss, net of tax:
         Change in net unrealized capital gains (losses)
            on securities ($(27.7) pretax), including
            tax valuation allowance of $(6.4)                    --          --        (24.4)             --         (24.4)
         Pension liability ($7.1 pretax)                         --          --          4.6              --           4.6
                                                                                                                  --------
   Total comprehensive income                                                                                        198.6
                                                                                                                  --------
   Dividends paid                                                --      (145.0)          --              --        (145.0)
   Employee share-based payments                                 --         4.8           --              --           4.8
                                                           --------    --------       ------       ---------      --------
Balance at December 31, 2007                               $    2.8    $4,159.3       $(33.8)      $(1,087.3)     $3,041.0
                                                           ========    ========       ======       =========      ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (In millions)

                                                                            YEAR ENDED DECEMBER 31,
                                                                         2007        2006        2005
                                                                      ---------   ---------   ----------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                         $   218.4   $   301.8   $    272.7
   Adjustments to reconcile net income to
      net cash provided by operating activities:
         Capitalization of deferred policy acquisition costs, value
            of business acquired, and sales inducements                  (193.4)     (191.0)      (174.0)
         Amortization of deferred policy acquisition costs,
            value of business acquired, and sales inducements             133.9        25.9        165.8
         Net accretion/decretion of discount/premium                       72.7        83.8        115.5
         Future policy benefits, claims reserves, and
            interest credited                                             599.0       662.5        634.2
         Provision for deferred income taxes                               30.4        75.6         11.0
         Net realized capital losses (gains)                                8.2        (3.0)       (22.0)
         Depreciation                                                      18.2        12.6         12.0
         Change in:
            Accrued investment income                                      12.1        23.2        (21.6)
            Reinsurance recoverable                                       121.0        81.3        104.6
            Other receivable and assets accruals                          (37.0)      (20.1)         2.6
            Due to/from affiliates                                         46.4        20.4          4.6
            Other payables and accruals                                    17.8        86.3        (49.8)
         Other, net                                                       (16.4)        5.9          3.3
                                                                      ---------   ---------   ----------
Net cash provided by operating activities                               1,031.3     1,165.2      1,058.9
                                                                      ---------   ---------   ----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the sale, maturity, or redemption of:
      Fixed maturities, available-for-sale                             10,235.6    10,355.2     19,232.3
      Equity securities, available-for-sale                               113.8        91.7        119.8
      Mortgage loans on real estate                                       205.4       197.0        179.0
   Acquisition of:
      Fixed maturities, available-for-sale                             (8,425.5)   (8,802.1)   (19,435.9)
      Equity securities, available-for-sale                              (243.9)     (149.1)      (120.4)
      Mortgage loans on real estate                                      (415.1)     (680.3)      (484.8)
   Policy loans                                                            (4.5)       (6.5)         0.3
   Derivatives, net                                                        32.2         1.4          4.2
   Limited partnerships, net                                             (279.5)     (237.6)       (46.3)
   Other investments                                                     (182.1)       (4.0)        (1.5)
   Purchases of property and equipment, net                               (90.5)      (54.5)       (14.2)
                                                                      ---------   ---------   ----------
Net cash provided by (used in) investing activities                       945.9       711.2       (567.5)
                                                                      ---------   ---------   ----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                   STATEMENTS.

                                                               YEAR ENDED DECEMBER 31,
                                                             2007        2006        2005
                                                          ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Deposits received for investment contracts               1,600.0     1,875.7     2,024.2
   Maturities and withdrawals from investment contracts    (3,451.2)   (3,420.7)   (2,237.5)
   Short-term loans to affiliates                              45.0        86.0      (106.0)
   Short-term borrowings                                      (94.8)     (107.9)     (116.3)
   Notes payable                                                9.9          --          --
   Dividends to Parent                                       (145.0)     (256.0)      (20.5)
                                                          ---------   ---------   ---------
Net cash used in financing activities                      (2,036.1)   (1,822.9)     (456.1)
                                                          ---------   ---------   ---------
Net (decrease) increase in cash and cash equivalents          (58.9)       53.5        35.3
Cash and cash equivalents, beginning of year                  311.2       257.7       222.4
                                                          ---------   ---------   ---------
Cash and cash equivalents, end of year                    $   252.3   $   311.2   $   257.7
                                                          =========   =========   =========
Supplemental cash flow information:
   Income taxes paid, net                                 $    45.1   $    37.6   $    47.1
                                                          =========   =========   =========
   Interest paid                                          $    44.6   $    40.8   $    32.0
                                                          =========   =========   =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                   STATEMENTS.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollar amount in millions, unless otherwise stated)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     ING Life Insurance and Annuity Company ("ILIAC") is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

     The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC ("IFA") and Directed Services LLC ("DSL"). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "Parent"), which is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol "ING."

     On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. ("DSI"), a New York corporation registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions were the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006, ILIAC organized DSL as a wholly-owned Delaware limited liability company. On December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC's investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

     Statement of Financial Accounting Standards ("FAS") No. 141, "Business Combinations", excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board ("APB") Opinion No. 16, "Business Combinations", provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The consolidated financial statements give effect to the DSL consolidation transactions as if they had occurred on January 1, 2004 and include the following:

                                   2006     2005
                                  ------   ------
Total revenue                     $594.9   $507.7
Net income                          35.8     28.2
Additional paid-in capital:
   Dividends paid                   25.0     20.5
   Employee share-based payments     0.1      0.2

     On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at One Orange Way, Windsor, Connecticut (the "Windsor Property"). Effective October 1, 2007, the principal executive office of ILIAC was changed to One Orange Way, Windsor, Connecticut.

     On October 31, 2007, ILIAC's subsidiary, NWL merged with and into ILIAC. As of the merger date, NWL ceased to exist, and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC's consolidated results of operations and financial position, as NWL was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented since its formation.

     DESCRIPTION OF BUSINESS

     The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company's products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively "not-for-profit" organizations) and corporate markets. The Company's products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

     Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension and retirement savings plan administrative services.

     The Company has one operating segment.

     RECENTLY ADOPTED ACCOUNTING STANDARDS

     ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

     In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company's financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

     FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit).

     ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

     SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60"), as short-duration and long-duration insurance contracts, and by FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS No. 97"), as investment contracts.

     SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") to include internal replacements.

     EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS

     In September 2006, the FASB issued FAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87, 88, 106, and 132R" ("FAS No. 158"). FAS No. 158 requires an employer to:

     - Recognize in the statement of financial position, an asset for a plan's overfunded status or a liability for a plan's underfunded status;

     - Measure a plan's assets and obligations that determine its funded status as of the end of the fiscal year; and

     - Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

     On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company's financial condition at December 31, 2006 is included in the accompanying consolidated financial statements. FAS No. 158 did not have a significant effect on the Company's financial condition at December 31, 2006. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

     The incremental effects of adopting the provisions of FAS No. 158 on the Company's Consolidated Balance Sheets at December 31, 2006 was $(0.5).

     ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS

     In February 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("FAS No. 155"), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS No. 133"). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

     - Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;

     - Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

     - Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

     - Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

     FAS No. 155 was adopted by the Company on January 1, 2007, and is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring on or after that date. The adoption of FAS No. 155 did not have a material effect on the Company's financial position, results of operations, or cash flows.

     NEW ACCOUNTING PRONOUNCEMENTS

     BUSINESS COMBINATIONS

     In December 2007, the FASB issued FAS No. 141 (revised 2007), "Business Combinations" ("FAS No. 141R"), which replaces FAS No. 141, "Business Combinations," as issued in 2001. FAS No. 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

     - Acquisition-related costs to be recognized separately and generally expensed;

     - Non-obligatory restructuring costs to be recognized separately when the liability is incurred;

     - Contractual contingencies acquired to be recorded at acquisition-date fair values;

     - A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and

     - The nature and financial effects of the business combination to be disclosed.

     FAS No. 141R also amends or eliminates various other authoritative literature.

     The provisions of FAS No. 141R are effective for fiscal years beginning on or after December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after January 1, 2009.

     THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS No. 159"), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

     -    Certain recognized financial assets and liabilities;

     - Rights and obligations under certain insurance contracts that are not financial instruments;

     - Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and

     -    Certain commitments.

     FAS No. 159 is effective for fiscal years beginning after November 15, 2007. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of Retained earnings (deficit). The Company will not be electing the fair value option for any eligible assets or liabilities in existence on January 1, 2008.

     FAIR VALUE MEASUREMENTS

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS No. 157"). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

     Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

     The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     RECLASSIFICATIONS

     Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

     INVESTMENTS

     All of the Company's fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder's equity, after adjustment for related changes in experience-rated contract allocations, DAC, VOBA, and deferred income taxes.

     OTHER-THAN-TEMPORARY IMPAIRMENTS

     The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of the Emerging Issues Task Force ("EITF") Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20"). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the last remeasurement date.

     When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

     EXPERIENCE-RATED PRODUCTS

     Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder's equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes.

     PURCHASES AND SALES

     Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     VALUATION

     The fair value for fixed maturities is largely determined by one of two pricing methods: published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or "waterfall" approach, whereby prices are first sought from published price quotations, including independent pricing services or broker-dealer quotations. Published price quotations may be unavailable or deemed unreliable due to a limited market for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.

     The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

     Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At December 31, 2007 and 2006, the Company had no allowance for mortgage loan credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of and 16.8% and 17.7% of properties in California at December 31, 2007 and 2006, respectively.

     Policy loans are carried at unpaid principal balances.

     Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

     Derivative instruments are reported at fair value primarily using the Company's derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor's ("S&P") 500 Index prices, and London Inter Bank Offered Rates ("LIBOR"), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

     REPURCHASE AGREEMENTS

     The Company engages in dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

     The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated Balance Sheets.

     SECURITIES LENDING

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     DERIVATIVES

     The Company's use of derivatives is limited mainly to hedging purposes to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

     The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

     The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

     Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

     Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

     DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     GENERAL

     DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

     VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company's contracts.

     FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

     INTERNAL REPLACEMENTS

     Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with Statement of Position 05-1.

     Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

     Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

     As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit).

     UNLOCKING

     Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

     Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

     At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised ("unlocking"), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, less accumulated depreciation. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

     At December 31, 2007 and 2006, total accumulated depreciation and amortization was $120.7 and $107.5, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company's property and equipment are depreciated using the following estimated useful lives.

                                         ESTIMATED USEFUL LIVES
                        --------------------------------------------------------
Buildings                                       40 years
Furniture and fixtures                           5 years
Leasehold improvements  10 years, or the life of the lease, whichever is shorter
Equipment                                        3 years
Software                                         3 years

     RESERVES

     The Company records as liabilities reserves to meet the Company's future obligations under its variable annuity and fixed annuity products.

     Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

     Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves interest rates vary by product and ranged from 1.6% to 7.8% for the years 2007, 2006, and 2005. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

     Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2007, 2006, and 2005, reserve interest rates ranged from 5.1% to 5.9%.

     The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation ("Lincoln"). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company's total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

     Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

     Certain variable annuities offer guaranteed minimum death benefits ("GMDB"). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

     REVENUE RECOGNITION

     For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

     Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

     Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

     Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

     Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2007 and 2006, unrealized capital losses of $11.0 and $7.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder's equity.

     REINSURANCE

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company's primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

     Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.6 billion and $2.7 billion at December 31, 2007 and 2006, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the Company's individual life insurance business in 1998 (see the Reinsurance footnote). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

     INCOME TAXES

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   INVESTMENTS

     FIXED MATURITIES AND EQUITY SECURITIES

     Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2007.

                                                                      GROSS        GROSS
                                                                   UNREALIZED   UNREALIZED
                                                       AMORTIZED     CAPITAL      CAPITAL       FAIR
                                                          COST        GAINS       LOSSES       VALUE
                                                       ---------   ----------   ----------   ---------
Fixed maturities:
   U.S. Treasuries                                     $    11.2     $  0.7       $   --     $    11.9
   U.S. government agencies and authorities                  0.6         --           --           0.6
   State, municipalities, and political subdivisions        66.1        0.1          2.2          64.0

   U.S. corporate securities:
      Public utilities                                   1,049.1       10.8         15.6       1,044.3
      Other corporate securities                         3,855.1       46.1         65.2       3,836.0
                                                       ---------     ------       ------     ---------
   Total U.S. corporate securities                       4,904.2       56.9         80.8       4,880.3
                                                       ---------     ------       ------     ---------

   Foreign securities(1):
      Government                                           379.3       17.1          6.6         389.8
      Other                                              1,955.8       29.9         40.3       1,945.4
                                                       ---------     ------       ------     ---------
   Total foreign securities                              2,335.1       47.0         46.9       2,335.2
                                                       ---------     ------       ------     ---------

   Residential mortgage-backed securities                4,146.1      101.8         63.5       4,184.4
   Commercial mortgage-backed securities                 1,927.3       10.7         52.3       1,885.7
   Other asset-backed securities                           924.3        5.5         41.5         888.3
                                                       ---------     ------       ------     ---------

   Total fixed maturities, including
      securities pledged                                14,314.9      222.7        287.2      14,250.4
   Less: securities pledged                                940.2        8.0         14.1         934.1
                                                       ---------     ------       ------     ---------
Total fixed maturities                                  13,374.7      214.7        273.1      13,316.3
Equity securities                                          440.1       13.8          7.5         446.4
                                                       ---------     ------       ------     ---------
Total investments, available-for-sale                  $13,814.8     $228.5       $280.6     $13,762.7
                                                       =========     ======       ======     =========

(1)  Primarily U.S. dollar denominated.

     Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2006.

                                                                      GROSS        GROSS
                                                                   UNREALIZED   UNREALIZED
                                                       AMORTIZED     CAPITAL      CAPITAL       FAIR
                                                          COST        GAINS       LOSSES       VALUE
                                                       ---------   ----------   ----------   ---------
Fixed maturities:
   U.S. Treasuries                                     $    25.5     $  0.1       $   --     $    25.6
   U.S. government agencies and authorities                276.6        3.6          3.3         276.9
   State, municipalities, and political subdivisions        45.4        1.1          0.1          46.4

   U.S. corporate securities:
      Public utilities                                   1,111.4        9.1         15.7       1,104.8
      Other corporate securities                         4,281.8       47.6         62.3       4,267.1
                                                       ---------     ------       ------     ---------
   Total U.S. corporate securities                       5,393.2       56.7         78.0       5,371.9
                                                       ---------     ------       ------     ---------

   Foreign securities(1):
      Government                                           466.0       31.8          3.5         494.3
      Other                                              2,000.4       28.3         33.3       1,995.4
                                                       ---------     ------       ------     ---------
   Total foreign securities                              2,466.4       60.1         36.8       2,489.7
                                                       ---------     ------       ------     ---------

   Residential mortgage-backed securities                4,529.8       52.4         82.2       4,500.0
   Commercial mortgage-backed securities                 2,261.3       14.0         28.6       2,246.7
   Other asset-backed securities                         1,258.1        6.5         10.1       1,254.5
                                                       ---------     ------       ------     ---------
   Total fixed maturities, including
      securities pledged                                16,256.3      194.5        239.1      16,211.7
   Less: securities pledged                              1,106.2        6.4         13.1       1,099.5
                                                       ---------     ------       ------     ---------
Total fixed maturities                                  15,150.1      188.1        226.0      15,112.2
Equity securities                                          233.6       20.4          2.3         251.7
                                                       ---------     ------       ------     ---------

Total investments, available-for-sale                  $15,383.7     $208.5       $228.3     $15,363.9
                                                       =========     ======       ======     =========

(1)  Primarily U.S. dollar denominated.

At December 31, 2007 and 2006, net unrealized losses were $58.2 and $26.5, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. At December 31, 2007 and 2006, $16.4 and $52.4, respectively, of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder's equity but in Future policy benefits and claim reserves.

     The amortized cost and fair value of total fixed maturities as of December 31, 2007, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

                                                 AMORTIZED      FAIR
                                                   COST        VALUE
                                                 ---------   ---------
Due to mature:
   One year or less                              $   363.4   $   363.6
   After one year through five years               2,440.7     2,451.6
   After five years through ten years              2,779.9     2,761.2
   After ten years                                 1,733.2     1,715.6
   Mortgage-backed securities                      6,073.4     6,070.1
   Other asset-backed securities                     924.3       888.3
Less: securities pledged                             940.2       934.1
                                                 ---------   ---------
Fixed maturities, excluding securities pledged   $13,374.7   $13,316.3
                                                 =========   =========

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company's Shareholder's equity at December 31, 2007 or 2006.

     At December 31, 2007 and 2006, fixed maturities with fair values of $13.9 and $11.2, respectively, were on deposit as required by regulatory authorities.

     The Company invests in various categories of collateralized mortgage obligations ("CMOs") that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2007 and 2006, approximately 11.3% and 8.4%, respectively, of the Company's CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

     EQUITY SECURITIES

     Equity securities, available-for-sale, included investments with fair values of $279.5 and $219.5 in ING proprietary funds as of December 31, 2007 and 2006, respectively.

     REPURCHASE AGREEMENTS

     The Company engages in dollar repurchase agreements ("dollar rolls") and repurchase agreements. At December 31, 2007 and 2006, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $757.6 and $832.4, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $734.8 and $833.2 at December 31, 2007 and 2006, respectively.

     The Company also engages in reverse repurchase agreements. At December 31, 2007 and 2006, the Company did not have any reverse repurchase agreements.

     The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2007 and 2006. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

     UNREALIZED CAPITAL LOSSES

     Unrealized capital losses in fixed maturities at December 31, 2007 and 2006, were primarily related to interest rate movement or spread widening to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at December 31, 2007 and 2006.

                                  LESS THAN     MORE THAN     MORE THAN
                                     SIX        SIX MONTHS     TWELVE
                                   MONTHS     AND LESS THAN    MONTHS       TOTAL
                                    BELOW     TWELVE MONTHS     BELOW    UNREALIZED
                                  AMORTIZED  BELOW AMORTIZED  AMORTIZED    CAPITAL
2007                                COST           COST         COSTS       LOSS
--------------------------------  ---------  ---------------  ---------  ----------
Interest rate or spread widening   $   18.8      $   62.3      $   48.8   $  129.9
Mortgage and other
   asset-backed securities             30.1          69.0          58.2      157.3
                                   --------      --------      --------   --------
Total unrealized capital losses    $   48.9      $  131.3      $  107.0   $  287.2
                                   ========      ========      ========   ========
Fair value                         $2,256.2      $2,217.7      $3,612.1   $8,086.0
                                   ========      ========      ========   ========

                                  LESS THAN     MORE THAN     MORE THAN
                                     SIX        SIX MONTHS     TWELVE
                                   MONTHS     AND LESS THAN    MONTHS       TOTAL
                                    BELOW     TWELVE MONTHS     BELOW    UNREALIZED
                                  AMORTIZED  BELOW AMORTIZED  AMORTIZED    CAPITAL
2006                                COST           COST         COSTS       LOSS
--------------------------------  ---------  ---------------  ---------  ----------
Interest rate or spread widening   $   10.8       $  4.8       $  102.6   $  118.2
Mortgage and other
   asset-backed securities             11.0          2.5          107.4      120.9
                                   --------      -------       --------   --------
Total unrealized capital losses    $   21.8       $  7.3       $  210.0   $  239.1
                                   ========      =======       ========   ========
Fair value                         $2,447.4       $501.5       $6,726.2   $9,675.1
                                   ========      =======       ========   ========

     Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 96.9% of the average book value. In addition, this category includes 761 securities, which have an average quality rating of AA. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2007.

     OTHER-THAN-TEMPORARY IMPAIRMENTS

     The following table identifies the Company's other-than-temporary impairments by type for the years ended December 31, 2007, 2006, and 2005.

                                      2007                    2006                    2005
                             ----------------------  ----------------------  ----------------------
                                           NO. OF                  NO. OF                  NO. OF
                             IMPAIRMENT  SECURITIES  IMPAIRMENT  SECURITIES  IMPAIRMENT  SECURITIES
                             ----------  ----------  ----------  ----------  ----------  ----------
Limited partnerships            $ 3.0          1        $  --         --        $  --         --
U.S. Treasuries                    --         --          6.4          4          0.1          2
U.S. corporate                   36.3        113         24.4         67          3.9         15
Foreign                          19.1         54          4.2         10          0.3          1
Residential mortgage-backed       7.1         30         16.6         76         44.7         82
Other asset-backed               10.5         21          7.0          1           --         --
Equity securities                  --         --          0.1          3           --         --
                                -----        ---        -----        ---        -----        ---
Total                           $76.0        219        $58.7        161        $49.0        100
                                =====        ===        =====        ===        =====        ===

     The above schedule includes $16.4, $16.1, and $43.3 for the years ended December 31, 2007, 2006, and 2005, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining $59.6, $42.6, and $5.7 in write-downs for the years ended December 31, 2007, 2006, and 2005, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value. The following table summarizes these write-downs recognized by type for the years ended December 31, 2007, 2006, and 2005.

                                      2007                    2006                    2005
                             ----------------------  ----------------------  ----------------------
                                           NO. OF                  NO. OF                  NO. OF
                             IMPAIRMENT  SECURITIES  IMPAIRMENT  SECURITIES  IMPAIRMENT  SECURITIES
                             ----------  ----------  ----------  ----------  ----------  ----------
U.S. Treasuries                 $  --         --        $ 6.4         4         $0.1          2
U.S. corporate                   31.6        102         24.4        67          2.3         13
Foreign                          19.1         54          4.2        10           --         --
Residential mortgage-backed       2.6          2          0.6         1          3.3          2
Other asset-backed                6.3         16          7.0         1           --         --
                                -----        ---        -----       ---         ----        ---
Total                           $59.6        174        $42.6        83         $5.7         17
                                =====        ===        =====       ===         ====        ===

     The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2007, 2006, and 2005 was $1,210.8, $704.4, and
     $475.0, respectively.

     The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security.

     NET INVESTMENT INCOME

     Sources of Net investment income were as follows for the years ended December 31, 2007, 2006, and 2005.

                                                2007       2006       2005
                                              --------   --------   --------
Fixed maturities, available-for-sale          $  895.5   $  969.0   $  978.9
Equity securities, available-for-sale             38.5       10.5        9.7
Mortgage loans on real estate                    118.5       93.6       73.0
Policy loans                                      14.1       13.2       30.0
Short-term investments and cash equivalents        2.2        2.4        2.7
Other                                             88.3       44.5       38.7
                                              --------   --------   --------
Gross investment income                        1,157.1    1,133.2    1,133.0
Less: investment expenses                        102.4      103.5       95.9
                                              --------   --------   --------
Net investment income                         $1,054.7   $1,029.7   $1,037.1
                                              ========   ========   ========

     NET REALIZED CAPITAL GAINS (LOSSES)

     Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2007, 2006, and 2005.

                                                  2007      2006      2005
                                                 ------    ------    ------
Fixed maturities, available-for-sale             $(50.3)   $(67.0)   $  1.0
Equity securities, available-for-sale               6.4       9.3      12.4
Derivatives                                      (123.0)     (3.9)     17.9
Other                                              (2.6)       --      (0.3)
Less: allocation to experience-rated contracts    161.3     (64.6)      9.0
                                                 ------    ------    ------
Net realized capital (loss) gains                $ (8.2)   $  3.0    $ 22.0
                                                 ======    ======    ======
After-tax net realized capital (loss) gains      $ (5.3)   $  2.0    $ 14.3
                                                 ======    ======    ======

     The increase in Net realized capital losses for the year ended December 31, 2007, was primarily due to realized losses on derivatives, primarily related to losses on interest rate swaps and widening of credit spreads.

     Net realized capital gains (losses) allocated to experience-rated contracts were deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized capital gains allocated to experienced-rated contractowners were $53.8, $164.5, $240.3, at December 31, 2007, 2006, and 2005, respectively.

     Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2007, 2006, and 2005.

                       2007        2006        2005
                    ---------   ---------   ---------
Proceeds on sales    $5,738.8    $6,481.2   $10,062.3
Gross gains              66.4       109.0       161.1
Gross losses           (101.2)      110.9        93.9

3.   FINANCIAL INSTRUMENTS

     ESTIMATED FAIR VALUE

     The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments" ("FAS No. 107"). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

     FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

     FIXED MATURITIES, AVAILABLE-FOR-SALE: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

     EQUITY SECURITIES, AVAILABLE-FOR-SALE: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

     MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS UNDER SECURITIES LOAN AGREEMENT, AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

     ASSETS HELD IN SEPARATE ACCOUNTS: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

     INVESTMENT CONTRACT LIABILITIES (INCLUDED IN FUTURE POLICY BENEFITS AND CLAIM RESERVES):

          WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

          WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

     OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS AND LIABILITIES: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair values of the assets and liabilities. Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with key financial data from third party sources or through values established by third party brokers, on the Consolidated Balance Sheets.

     The carrying values and estimated fair values of certain of the Company's financial instruments were as follows at December 31, 2007 and 2006.

                                                   2007                    2006
                                        ------------------------   ---------------------
                                            CARRYING      FAIR      CARRYING      FAIR
                                             VALUE       VALUE       VALUE       VALUE
                                        ------------   ---------   ---------   ---------
Assets:
   Fixed maturities, available-for-sale,
      including securities pledged         $14,250.4   $14,250.4   $16,211.7   $16,211.7
   Equity securities, available-for-sale       446.4       446.4       251.7       251.7
   Mortgage loans on real estate             2,089.4     2,099.3     1,879.3     1,852.6
   Policy loans                                273.4       273.4       268.9       268.9
   Cash, cash equivalents, and
      short-term investments under
      securities loan agreement                436.2       436.2       594.3       594.3
   Other investments                           838.8       838.8       398.9       398.9
   Assets held in separate accounts         48,091.2    48,091.2    43,550.8    43,550.8
Liabilities:

   Investment contract liabilities:
      With a fixed maturity                  1,251.1     1,308.7     1,475.1     1,529.2
      Without a fixed maturity              13,421.9    13,379.1    14,407.2    14,367.8
   Derivatives                                 200.3       200.3        45.1        45.1

     Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

DERIVATIVE FINANCIAL INSTRUMENTS

                                                                 NOTIONAL AMOUNT        FAIR VALUE
                                                               -------------------   ----------------
                                                                 2007       2006       2007     2006
                                                               --------   --------   -------   ------
INTEREST RATE SWAPS
   Interest rate swaps are used to manage the interest
      rate risk in the Company's fixed maturities portfolio,
      as well as the Company's liabilities. Interest rate
      swaps represent contracts that require the exchange
      of cash flows at regular interim periods, typically
      monthly or quarterly.                                    $7,680.0   $3,277.8   $(111.6)  $ 16.4

FOREIGN EXCHANGE SWAPS
   Foreign exchange swaps are used to reduce the risk
      of a change in the value, yield, or cash flow with
      respect to invested assets. Foreign exchange
      swaps represent contracts that require the
      exchange of foreign currency cash flows for
      U.S. dollar cash flows at regular interim periods,
      typically quarterly or semi-annually.                       224.5      204.4     (45.3)   (30.9)

CREDIT DEFAULT SWAPS
   Credit default swaps are used to reduce the credit loss
      exposure with respect to certain assets that the
      Company owns, or to assume credit exposure to
      certain assets that the Company does not own.
      Payments are made to or received from the
      counterparty at specified intervals and amounts
      for the purchase or sale of credit protection.
      In the event of a default on the underlying credit
      exposure, the Company will either receive
      an additional payment (purchased credit
      protection) or will be required to make an additional
      payment (sold credit protection) equal to the notional
      value of the swap contract.                                 335.9      756.8      (8.8)    (2.5)

TOTAL RETURN SWAPS
   Total return swaps are used to assume credit
      exposure to a referenced index or asset pool.
      The difference between different floating-rate
      interest amounts calculated by reference to an
      agreed upon notional principal amount is exchanged
      with other parties at specified intervals.                   --        139.0      --        0.3

                                                                    NOTIONAL AMOUNT    FAIR VALUE
                                                                   -----------------   -----------
                                                                    2007      2006     2007   2006
                                                                   ------   --------   ----   ----
SWAPTIONS
   Swaptions are used to manage interest rate risk in the
      Company's collateralized mortgage obligation portfolio.
      Swaptions are contracts that give the Company the
      option to enter into an interest rate swap at a specific
      future date.                                                 $542.3   $1,112.0   $0.2   $5.2

EMBEDDED DERIVATIVES
   The Company also has investments in certain fixed maturity instruments that contain embedded derivatives whose market value is at least partially determined by, among other
      things, levels of or changes in domestic and/or foreign
      interest rates (short- or long-term), exchange rates,
      prepayment rates, equity rates, or credit ratings/spreads.
         Within securities                                            N/A*       N/A*  40.8   (2.7)
         Within annuity products                                      N/A*       N/A*  78.1     --

*    N/A - not applicable.

CREDIT DEFAULT SWAPS

As of December 31, 2007, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $136.2.

4.   DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Activity within DAC was as follows for the years ended December 31, 2007, 2006, and 2005.

Balance at January 1, 2005                                                         $ 414.5
   Prior period adjustment                                                            (1.0)
                                                                                   -------
Balance at January 1, 2005 (restated)                                                413.5
   Deferrals of commissions and expenses                                             123.1
   Amortization:
      Amortization                                                                   (59.6)
      Interest accrued at 5% to 7%                                                    30.7
                                                                                   -------
   Net amortization included in the Consolidated Statements of Operations            (28.9)
   Change in unrealized capital gains (losses) on available-for-sale securities        3.7
                                                                                   -------
Balance at December 31, 2005                                                         511.4
   Deferrals of commissions and expenses                                             136.0
   Amortization:
      Amortization                                                                   (62.1)
      Interest accrued at 6% to 7%                                                    37.5
                                                                                   -------
   Net amortization included in the Consolidated Statements of Operations            (24.6)
   Change in unrealized capital gains (losses) on available-for-sale securities       (0.2)
                                                                                   -------
Balance at December 31, 2006                                                         622.6
   Deferrals of commissions and expenses                                             147.1
   Amortization:
      Amortization                                                                   (80.9)
      Interest accrued at 5% to 7%                                                    44.8
                                                                                   -------
   Net amortization included in the Consolidated Statements of Operations            (36.1)
   Change in unrealized capital gains (losses) on available-for-sale securities        1.0
   Implementation of SOP 05-01                                                        (6.0)
                                                                                   -------
Balance at December 31, 2007                                                       $ 728.6
                                                                                   =======

     The estimated amount of DAC to be amortized, net of interest, is $45.1, $44.1, $46.0, $42.4, and $42.1, for the years 2008, 2009, 2010, 2011 and
     2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

     Activity within VOBA was as follows for the years ended December 31, 2007, 2006, and 2005.

Balance at January 1, 2005                                                        $1,365.2
   Prior period adjustment                                                            (2.7)
                                                                                  --------
Balance at January 1, 2005 (restated)                                              1,362.5
   Deferrals of commissions and expenses                                              49.3
   Amortization:
      Amortization                                                                  (219.4)
      Interest accrued at 5% to 7%                                                    88.4
                                                                                  --------
   Net amortization included in the Consolidated Statements of Operations           (131.0)
   Change in unrealized capital gains (losses) on available-for-sale securities       10.9
                                                                                  --------
Balance at December 31, 2005                                                       1,291.7
   Deferrals of commissions and expenses                                              46.2
   Amortization:
      Amortization                                                                   (82.4)
      Interest accrued at 5% to 7%                                                    85.7
                                                                                  --------
   Net amortization included in the Consolidated Statements of Operations              3.3
   Change in unrealized capital gains (losses) on available-for-sale securities       (1.0)
                                                                                  --------
Balance at December 31, 2006                                                       1,340.2
   Deferrals of commissions and expenses                                              40.5
   Amortization:
      Amortization                                                                  (177.3)
      Interest accrued at 5% to 7%                                                    84.2
                                                                                  --------
   Net amortization included in the Consolidated Statements of Operations            (93.1)
   Change in unrealized capital gains (losses) on available-for-sale securities        2.9
   Implementation of SOP 05-1                                                        (37.3)
                                                                                  --------
Balance at December 31, 2007                                                      $1,253.2
                                                                                  ========

     The estimated amount of VOBA to be amortized, net of interest, is $99.4, $90.8, $88.0, $82.4, and $77.1, for the years 2008, 2009, 2010, 2011, and
     2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

     ANALYSIS OF DAC AND VOBA

     The increase in Amortization of DAC and VOBA for the year ended December 31, 2007, was primarily driven by unfavorable unlocking of $131.3 attributable to an increase in actual gross profits related to higher fee income and fixed margins in 2007. In addition, amortization for the year ended December 31, 2006 was lower due to favorable unlocking, as a result of prospective expense assumption changes.

     The decrease in Amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company's estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

     Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed margins and variable fees because of higher average assets under management ("AUM"), partially offset by higher expenses. The Company revised long-term separate account return and certain contractowner withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

     ILIAC's ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC's statutory surplus at the prior year end or (2) ILIAC's prior year statutory net gain from operations.

     During 2007, 2006, and 2005, ILIAC paid $145.0, $256.0, and $20.5, respectively, in dividends on its common stock to its parent.

     During 2006, Lion contributed to ILIAC DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During 2007, 2006, and 2005, ILIAC did not receive any cash capital contributions from its parent.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $245.5, $138.3, and $258.5, for the years ended December 31, 2007, 2006, and 2005, respectively. Statutory capital and surplus was $1,388.0 and $1,447.5 as of December 31, 2007 and 2006, respectively.

     As of December 31, 2007, ILIAC did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.   ADDITIONAL INSURANCE BENEFITS AND MINIMUM GUARANTEES

     The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

     The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     As of December 31, 2007, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $7.1 billion and $80.4, respectively. As of December 31, 2006, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.4 billion and $0.7, respectively.

     The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2007 and 2006 was $7.1 billion and $6.4 billion, respectively.

7.   INCOME TAXES

     Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING America Insurance Holdings ("ING AIH") and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate. For calendar year 2005, ILIAC filed a consolidated federal income tax return with its (former) subsidiary, ING Insurance Company of America.

                                    2007    2006     2005
                                   -----   ------   -----
Current tax expense (benefit):
   Federal                         $28.6   $ 23.3   $ 4.9
   State                            (9.0)    20.0     4.9
                                   -----   ------   -----
      Total current tax expense     19.6     43.3     9.8
                                   -----   ------   -----
Deferred tax expense:
   Federal                          36.4     79.4    11.7
                                   -----   ------   -----
      Total deferred tax expense    36.4     79.4    11.7
                                   -----   ------   -----
Total income tax expense           $56.0   $122.7   $21.5
                                   =====   ======   =====

     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2007, 2006 and 2005:

                                        2007     2006     2005
                                       ------   ------   ------
Income before income taxes             $274.4   $424.5   $294.2
Tax rate                                 35.0%    35.0%    35.0%
                                       ------   ------   ------
Income tax at federal statutory rate     96.0    148.6    103.0
Tax effect of:
   Dividend received deduction          (26.2)   (36.5)   (25.8)
   IRS audit settlement                    --       --    (58.2)
   State audit settlement               (21.8)      --       --
   State tax expense                       --     13.0      3.2
   Other                                  8.0     (2.4)    (0.7)
                                       ------   ------   ------
Income tax expense                     $ 56.0   $122.7   $ 21.5
                                       ======   ======   ======

     TEMPORARY DIFFERENCES

     The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2007 and 2006, are presented below.

                                                        2007      2006
                                                      -------   -------
Deferred tax assets:
   Insurance reserves                                 $ 216.6   $ 250.3
   Net unrealized capital loss                            6.4        --
   Unrealized losses allocable to experience-rated
      contracts                                           5.7      18.3
   Investments                                            6.7       3.5
   Postemployment benefits                               75.9      74.7
   Compensation                                          27.3      25.1
   Other                                                 32.4      19.9
                                                      -------   -------
      Total gross assets before valuation allowance     371.0     391.8
         Less: valuation allowance                       (6.4)       --
                                                      -------   -------
      Assets, net of valuation allowance                364.6     391.8

Deferred tax liabilities:
   Value of business acquired                          (436.7)   (469.1)
   Net unrealized capital gains                            --     (15.9)
   Deferred policy acquisition costs                   (203.8)   (167.9)
                                                      -------   -------
      Total gross liabilities                          (640.5)   (652.9)
                                                      -------   -------
Net deferred income tax liability                     $(275.9)  $(261.1)
                                                      =======   =======

     Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder's equity, net of deferred taxes.

     Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2007, the Company had a $6.4 valuation allowance related to unrealized capital losses on investments, which is included in Accumulated other comprehensive income
     (loss). The Company had no valuation allowance as of December 31, 2006.

     TAX SHARING AGREEMENT

     ILIAC had a payable of $ 56.8 and $ 59.8 to ING AIH at December 31, 2007 and 2006, respectively, for federal income taxes under the inter-company tax sharing agreement.

     See Related Party Transactions footnote for more information.

     UNRECOGNIZED TAX BENEFITS

     As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company had $68.0 of unrecognized tax benefits as of January 1, 2007, of which $52.1 would affect the Company's effective tax rate if recognized.

     A reconciliation of the change in the unrecognized income tax benefits for the year is as follows:

Balance at January 1, 2007                                        $ 68.0
Additions for tax positions related to current year                  2.9
Additions (reductions) for tax positions related to prior years    (23.5)
                                                                  ------
Balance at December 31, 2007                                      $ 47.4
                                                                  ======

     The Company had $42.6 of unrecognized tax benefits as of December 31, 2007 that would affect the Company's effective tax rate if recognized.

     INTEREST AND PENALTIES

     The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had accrued interest of $16.9 as of December 31, 2007.

     REGULATORY MATTERS

     The Company is under audit by the Internal Revenue Service ("IRS") for tax years 2002 through 2005, and is subject to state audit in New York for years 1995 through 2000. It is anticipated that the IRS audit of tax years 2002 and 2003 will be finalized within the next twelve months. Upon finalization of the IRS exam, it is reasonably possible that the unrecognized tax benefits will decrease by up to $17.7. It is also reasonably possible that the aforementioned state tax audits may be settled within the next twelve months. It is reasonably possible that the unrecognized tax benefit on uncertain tax positions related to the New York state tax audit will decrease by up to $11.4. The timing of the settlement and any potential future payment of the remaining allowance of $18.3 cannot be reliably estimated.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction ("DRD") on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

     Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Deferred income of $17.2 was accumulated in the Policyholders Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004 allowing certain tax-free distributions from the Policyholders' Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $256.0, which eliminated the $17.2 balance in the Policyholders Surplus Account and, therefore, any potential tax on the accumulated balance.

8.   BENEFIT PLANS

     DEFINED BENEFIT PLAN

     ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $17.2, $23.8, and $22.5, for 2007, 2006, and 2005, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

     DEFINED CONTRIBUTION PLAN

     ING North America sponsors the ING Americas Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $10.1, $9.7, and $8.9, for the years ended December 31, 2007, 2006, and 2005, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

     NON-QUALIFIED RETIREMENT PLANS

     Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

     The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

     The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

     OBLIGATIONS AND FUNDED STATUS

     The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2007 and 2006.

                                                2007      2006
                                               ------    ------
Change in Projected Benefit Obligation:
   Projected benefit obligation, January 1      $97.7    $106.8
   Interest cost                                  5.4       5.5
   Benefits paid                                 (9.3)     (8.3)
   Actuarial loss on obligation                  (8.2)     (6.3)
                                                -----    ------
   Projected benefit obligation, December 31    $85.6    $ 97.7
                                                =====    ======
Fair Value of Plan Assets:
   Fair value of plan assets, December 31       $  --    $   --
                                                =====    ======

Amounts recognized in the Consolidated Balance Sheets consist of:

                                                2007      2006
                                               ------    ------
Accrued benefit cost                           $(85.6)   $(97.7)
Intangible assets                                  --        --
Accumulated other comprehensive income            4.9      14.1
                                               ------    ------
Net amount recognized                          $(80.7)   $(83.6)
                                               ======    ======

     At December 31, 2007 and 2006, the projected benefit obligation was $85.6 and $97.7, respectively.

     ASSUMPTIONS

     The weighted-average assumptions used in the measurement of the December 31, 2007 and 2006 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

                                                2007      2006
                                               ------    ------
Discount rate at beginning of period            5.90%     5.50%
Rate of compensation increase                   4.20%     4.00%

     In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 6.5% was the appropriate discount rate as of December 31, 2007, to calculate the Company's accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, "Employers' Accounting for Pensions", the 6.5% discount rate will also be used to determine the Company's 2008 pension expense. December 31 is the measurement date for the SERP's and Agents Non-Qualified Plan.

     The weighted-average assumptions used in calculating the net pension cost were as follows:

                                                2007       2006      2005
                                               ------    ------    ------
Discount rate                                   6.50%     5.90%     6.00%
Rate of increase in compensation levels         4.20%     4.00%     4.00%

     The weighted average assumptions used in calculating the net pension cost for 2007 were, as indicated above, a 6.5% discount rate and a 4.2% rate of compensation increase. Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

     NET PERIODIC BENEFIT COSTS

     Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2007, 2006, and 2005, were as follows:

                                                        2007   2006   2005
                                                        ----   ----   ----
Interest cost                                           $5.4   $5.5   $6.0
Net actuarial loss recognized in the year                0.7    2.0    1.3
Unrecognized past service cost recognized in the year     --    0.2    0.2
The effect of any curtailment or settlement              0.4    0.4    0.3
                                                        ----   ----   ----
Net periodic benefit cost                               $6.5   $8.1   $7.8
                                                        ====   ====   ====

     CASHFLOWS

     In 2008, the employer is expected to contribute $5.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2008 through 2012, and thereafter through 2017, are estimated to be $5.5, $4.0, $4.0, $4.3, $4.4 and $21.1, respectively.

     OTHER

     On October 4, 2004, the President signed into law The Jobs Creation Act ("Jobs Act"). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

     STOCK OPTION AND SHARE PLANS

     ING sponsors the ING Group Long Term Equity Ownership Plan ("leo"), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

     Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts ("ADRs"). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant's death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant's have three options (i) retain the shares and remit a check for applicable taxes due on exercise,
     (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant's tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

     Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING's share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING's total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue to occur in the event of the participant's death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant's tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

     The Company recognized compensation expense for the leo options and performance shares of $4.5, $10.1, and $5.6 for the years ended December 31, 2007, 2006, and 2005 respectively.

     For leo, the Company recognized tax benefits of $3.2, $0.1, and $0.3 in 2007, 2006, and 2005, respectively.

     OTHER BENEFIT PLANS

     In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

     - The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay.

     - The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

     - The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

     - Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

     The benefit charges allocated to the Company related to these plans for the years ended December 31, 2007, 2006, and 2005, were $0.4, $1.4, and $1.3, respectively.

9.   RELATED PARTY TRANSACTIONS

     OPERATING AGREEMENTS

     ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

     - Investment Advisory agreement with ING Investment Management LLC ("IIM"), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC's general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $60.5, $62.2, and $61.7, respectively.

     - Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $167.9, $175.3, and $138.5, respectively.

     - Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2007, 2006, and 2005, net expenses related to the agreement were incurred in the amount of $21.7, $12.4, and $17.8, respectively.

     Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods.

     DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

     - Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company ("ING USA") and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2007, 2006, and 2005, commissions were collected in the amount of $568.4, $429.2, and $378.1. Such commissions are, in turn, paid to broker-dealers.

     - Services agreements with ING USA and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets of each company's variable separate accounts deposited in ING Investors Trust. On August 9, 2007, DSL and ING USA entered into an amendment to the service agreement effective July 31, 2007 to modify the method for calculating the compensation owed to ING USA under the service agreement. As a result of this amendment, DSL pays ING USA the total net revenue associated with ING USA deposits into ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred under these services agreements in the amount of $124.4, $70.8, and $46.3, respectively.

     - Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $13.1, $8.8, and $6.4, respectively.

     INVESTMENT ADVISORY AND OTHER FEES

     During 2006 and 2005, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the "Company Funds"). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. Effective January 1, 2007, ILIAC's investment advisory agreement with the Company Funds was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $312.7, $289.9, and $263.0, (excludes fees paid to ING Investment Management Co.) in 2007, 2006, and 2005, respectively.

     DSL has been retained by ING Investors Trust (the "Trust"), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to the Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets of the Trust. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to the Trust and is compensated a portion of the fees received by DSL under the management agreement. For the years ended December 31, 2007, 2006, and 2005, revenue received by DSL under the management agreement (exclusive of fees paid to affiliates) was $343.8, $233.9, and $174.6, respectively. At December 31, 2007 and 2006, DSL had $26.7 and $22.1, respectively, receivable from the Trust under the management agreement.

     FINANCING AGREEMENTS

     ILIAC maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC's statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH's cost of funds for the interest period, plus 0.15%.

     Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

     Under this agreement, ILIAC incurred interest expense of $3.9, $1.8, and $0.7, for the years ended December 31, 2007, 2006, and 2005, respectively, and earned interest income of $1.7, $3.3, and $1.1, for the years ended December 31, 2007, 2006, and 2005, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At December 31, 2007, ILIAC had no amount due from ING AIH under the reciprocal loan agreement and $45.0 receivable from ING AIH at December 31, 2006.

     NOTE WITH AFFILIATE

     On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the "Note") scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC's $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2007 and 2006 was $11.1.

     TAX SHARING AGREEMENTS

     Effective January 1, 2006, ILIAC is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

     For the years ended December 31, 2006 and 2005, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

     ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

10.  FINANCING AGREEMENTS

     ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC's borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2007, 2006, and 2005. At December 31, 2007 and 2006, ILIAC had no amounts outstanding under the revolving note facility.

     ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank ("PNC"), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC's borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2007 and 2006, ILIAC had no amounts outstanding under the line-of-credit agreement.

     ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company's borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2007. At December 31, 2007, ILIAC had no amounts outstanding under the line-of-credit agreement.

     Also see Financing Agreements in the Related Party Transactions footnote.

11.  REINSURANCE

     At December 31, 2007, the Company had reinsurance treaties with 8 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2007, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

     On, October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

     The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $16.1 and $17.4 were maintained for this contract as of December 31, 2007 and 2006, respectively.

     Reinsurance ceded in force for life mortality risks were $20.9 billion and $22.4 billion at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, net receivables were comprised of the following:

                                       2007        2006
                                     --------    --------
Claims recoverable from reinsurers   $2,595.2    $2,727.1
Payable for reinsurance premiums         (0.9)       (1.2)
Reinsured amounts due to reinsurer       (5.9)       (0.5)
Reserve credits                           0.1         0.8
Other                                     5.9       (10.8)
                                     --------    --------
Total                                $2,594.4    $2,715.4
                                     ========    ========

     Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2007, 2006, and 2005.

                                      2007     2006     2005
                                     ------   ------   ------
Deposits ceded under reinsurance     $188.5   $199.0   $215.5
Premiums ceded under reinsurance        0.4      0.5      0.4
Reinsurance recoveries                419.7    359.0    363.7

12.  COMMITMENTS AND CONTINGENT LIABILITIES

     LEASES

     The Company leases certain office space and certain equipment under various operating leases, the longest term of which expires in 2014.

     For the years ended December 31, 2007, 2006, and 2005, rent expense for leases was $17.7, $17.8, and $17.4, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2008 through 2012 are estimated to be $4.6, $3.5, $2.4, $1.7, and $0.8, respectively, and $0.5, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

     COMMITMENTS

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

     At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $357.8, $226.6 of which was with related parties. At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $706.8, $322.3 of which was with related parties. During 2007 and 2006, $87.3 and $79.4, respectively, was funded to related parties under off-balance sheet commitments.

     FINANCIAL GUARANTEES

     The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2007, the maximum liability to the Company under the guarantee was $30.0.

     WINDSOR PROPERTY CONSTRUCTION

     During the second half of 2006, NWL entered into agreements for site development and facility construction at the Windsor Property (collectively, the "Construction Agreements"). Construction of the Windsor Property is complete, and costs incurred under the Construction Agreements and other agreements associated with the construction, acquisition, and development of the corporate office facility totaled $62.4 and $27.6 for the years ended December 31, 2007 and 2006, respectively. These costs were capitalized in Property and equipment on the Consolidated Balance Sheets.

     LITIGATION

     The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

     OTHER REGULATORY MATTERS

     REGULATORY MATTERS

     As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

     INSURANCE AND RETIREMENT PLAN PRODUCTS AND OTHER REGULATORY MATTERS

     Federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

     INVESTMENT PRODUCT REGULATORY ISSUES

     Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

     In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

     The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission ("SEC") pursuant to the Securities Exchange Act of 1934, as amended.

     Action may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

     ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

13.  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     Shareholder's equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2007, 2006, and 2005.

                                                     2007     2006     2005
                                                    ------   ------   ------
Net unrealized capital gains (losses):
   Fixed maturities, available-for-sale             $(64.5)  $(44.6)  $(18.0)
   Equity securities, available-for-sale               6.3     18.1      3.2
   DAC/VOBA adjustment on
      available-for-sale securities                    7.8      3.9      5.1
   Sales inducements adjustment on
      available-for-sale securities                    0.2      0.1      0.1
   Premium deficiency reserve adjustment                --    (37.5)   (23.6)
   Other investments                                  (0.7)     0.8      1.2
   Less: allocation to experience-rated contracts    (16.4)   (52.4)   (48.6)
                                                    ------   ------   ------
Unrealized capital gains (losses), before tax        (34.5)    (6.8)    16.6
Deferred income tax asset (liability)                 12.1      2.4    (10.3)
Asset valuation allowance                             (6.4)      --       --
                                                    ------   ------   ------
Net unrealized capital gains (losses)                (28.8)    (4.4)     6.3
Pension liability, net of tax                         (5.0)    (9.6)   (11.6)
                                                    ------   ------   ------
Accumulated other comprehensive
   (loss) income                                    $(33.8)  $(14.0)  $ (5.3)
                                                    ======   ======   ======

     Net unrealized capital gains (losses) allocated to experience-rated contracts of $(16.4) and $(52.4) at December 31, 2007 and 2006, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder's equity.

     Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains (losses) on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2007, 2006, and 2005.

                                                    2007     2006     2005
                                                  -------   ------   -------
Fixed maturities, available-for-sale               $(19.9)  $(26.6)  $(500.1)
Equity securities, available-for-sale               (11.8)    14.9      (5.5)
DAC/VOBA adjustment on
   available-for-sale securities                      3.9     (1.2)     14.6
Sales inducements adjustment on
   available-for-sale securities                      0.1     --         0.2
Premium deficiency reserve adjustment                37.5    (13.9)    (23.6)
Other investments                                    (1.5)    (0.4)     (0.1)
Less: allocation to experience-rated contracts       36.0     (3.8)   (406.1)
                                                   ------   ------   -------
Unrealized capital gains (losses), before tax       (27.7)   (23.4)   (108.4)
Deferred income tax asset (liability)                 9.7     12.7      30.9
                                                   ------   ------   -------
Net change in unrealized capital gains (losses)    $(18.0)  $(10.7)  $ (77.5)
                                                   ======   ======   =======

                                                                 2007      2006     2005
                                                                ------   -------   ------
Net unrealized capital holding gains (losses) arising
   during the year(1)                                           $(66.9)  $(43.6)   $(38.2)
Less: reclassification adjustment for gains
   (losses) and other items included in Net income(2)            (48.9)   (32.9)     39.3
                                                                ------   ------    ------
Net change in unrealized capital gains (losses) on securities   $(18.0)  $(10.7)   $(77.5)
                                                                ======   ======    ======

(1) Pretax unrealized holding gains (losses) arising during the year were $(102.9), $(95.4), and $(53.4), for the years ended December 31, 2007,
     2006, and 2005, respectively.

(2) Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(75.2), $(72.0), and $55.0, for the years ended December 31, 2007, 2006, and 2005, respectively.

14.  CHANGES TO PRIOR YEARS PRESENTATION

     During 2007, the Company identified $43.1 in unreconciled net liabilities. While the correction of this error is not material to the prior period financial statements, correction of the error through the current period income statement would be material to the 2007 Statements of Operations. In accordance with the guidance provided in SEC Staff Accounting Bulletin ("SAB") Topic IN, "Financial Statements - Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"), the Company has restated the prior period financial statements to correct this error by adjusting January 1, 2005 Retained earnings and December 31, 2006 DAC, VOBA, Future policy benefits and claims reserves, Other liabilities, and Deferred taxes as follows:

                                             PREVIOUSLY
                                              REPORTED    ADJUSTMENT    RESTATED
                                             ----------   ----------   ---------
January 1, 2005
Retained earnings (net of tax)               $(1,877.1)     $ 28.0     $(1,849.1)
Total shareholder's equity (net of tax)        2,759.6        28.0       2,787.6

December 31, 2006
Deferred policy acquisition cost             $   623.6      $ (1.0)    $   622.6
Value of business acquired                     1,342.9        (2.7)      1,340.2
Total assets                                  68,486.0        (3.7)     68,482.3

Future policy benefits and claims reserves   $19,995.8      $(11.7)    $19,984.1
Other liabilities                                406.2       (35.1)        371.1
Deferred taxes                                   246.0        15.1         261.1
Total liabilities                             65,500.3       (31.7)     65,486.6

QUARTERLY DATA (UNAUDITED)
(Dollar amounts in millions, unless otherwise stated)

2007                                 FIRST   SECOND   THIRD    FOURTH
---------------------------------   ------   ------   ------   ------
Total revenue                       $579.1   $594.9   $601.4   $676.5
                                    ------   ------   ------   ------
Income (loss) before income taxes    100.7    115.8     85.8    (27.9)
Income tax expense (benefit)          28.5     33.6     22.3    (28.4)
                                    ------   ------   ------   ------
Net income                          $ 72.2   $ 82.2   $ 63.5   $  0.5
                                    ======   ======   ======   ======

2006                         FIRST*   SECOND*   THIRD*   FOURTH
--------------------------   ------   -------   ------   ------
Total revenue                $532.5    $551.2   $548.5   $597.7
                             ------    ------   ------   ------
Income before income taxes     80.4     116.9     84.3    142.9
Income tax expense             21.6      34.2     16.6     50.3
                             ------    ------   ------   ------
Net income                   $ 58.8    $ 82.7   $ 67.7   $ 92.6
                             ======    ======   ======   ======

* Amounts have been restated to reflect the contribution of Directed Services, Inc. on December 1, 2006. See the "Organization and Significant Accounting Policies" footnote for further information regarding the contribution.

                                     PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                 INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes (the "CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. ING Life Insurance and Annuity Company and ING Financial Advisers, LLC, wholly owned, indirect subsidiaries of ING America Insurance Holdings, INC., are covered under a blanket Financial Institution Bond with limits in excess of $50,000,000. The policy dates are June 30, 2007, through July 1, 2008, and is renewed on an annual basis. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnify if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

                REPRESENTATION PURSUANT TO SECTION 26(E)(2)(A) OF
                       THE INVESTMENT COMPANY ACT OF 1940

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the policies covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                 CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 21 TO
                           THE REGISTRATION STATEMENT

This Post-Effective Amendment No. 21 to Registration Statement No. 033-76018 is comprised of the following papers and documents:

-    The facing sheet.

- One Prospectus for the AetnaVest Plus Variable Life Insurance Policy consisting of 53 pages

-    The undertaking to file reports

-    The undertaking pursuant to Rule 484

-    Indemnification

- Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

-    The signatures

-    Written consents of the following persons:

          A.   Consent of Counsel (included as part of Exhibit No. 11 below)

          B.   Actuarial Consent (included as part of Exhibit No. 15 below)

          C. Consent of Independent Registered Public Accounting Firm (included as Exhibit No. 16 below)

     The following Exhibits:

     1. Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:

          (1) Resolution establishing Variable Life Account B - Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 033-76004), as filed on February 16, 1996.

          (2)    Not applicable

          (3.1) Master General Agent Agreement - Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 033-76004), as filed on February 16, 1996.

          (3.2) Life Insurance General Agent Agreement - Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 033-76004), as filed on February 16, 1996.

          (3.3) Broker Agreement - Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 033-76004), as filed on February 16, 1996.

          (3.4) Life Insurance Broker-Dealer Agreement - Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 033-76004), as filed on February 16, 1996.

          (3.5) Principal Underwriter Agreement effective as of November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC - Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

          (4)    Not applicable

          (5.1) AetnaVest Plus Policy (38899-93) - Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 033-76018), as filed on April 22, 1997.

          (5.2) Disability Benefit Rider (70174-93) to AetnaVest Plus Policy 38899-93 - Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 033-76018), as filed on April 22, 1997.

          (5.3) Unisex Amendment rider (70211-95US) for use with AetnaVest Plus Policy 38899-93 - Incorporated by reference to Post-Effective Amendment No. 7 to

                 Registration Statement on Form S-6 (File No. 033-76018), as filed on April 22, 1997.

          (5.4) Endorsements L-ENMCHGI-02 and L-ENCMCHGG-02 (name change) - Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form S-6 (File No. 033-75248), as filed on April 26, 2002.

          (6.1) Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) - Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 28, 2002.

          (6.2) Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective January 1, 2005 - Incorporated by reference to the ILIAC 10-Q, as filed on May 13, 2005 (File No. 033-23376, Accession No. 0001047469-05-014783).

          (7)    Not applicable

          (8.1) Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

          (8.2) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers,
                 LLC) to Participation Agreement dated November 28, 2001 - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

          (8.3) Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 - Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.

          (8.4) Amendment dated November 1, 2004 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 - Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005.

          (8.5) Amendment dated April 29, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING

                 Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November 1, 2004 - Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

          (8.6) Amendment dated August 31, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 - Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

          (8.7) Amendment dated December 7, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 -
                 Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

          (8.8) Amendment dated April 28, 2006 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and
                 December 7, 2005 - Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.

          (8.9) Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

          (8.10) Amendment dated March 5, 2002 between Portfolio Partners, Inc.
                 (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001 - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

          (8.11) Amendment dated May 1, 2003 by and between ING Partners, Inc.
                 and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002 - Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on

                 April 10, 2003.

          (8.12) Amendment dated November 1, 2004 to the Shareholder Servicing
                 Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 - Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.

          (8.13) Amendment dated April 29, 2005 to the Shareholder Servicing
                 Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004 - Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

          (8.14) Amendment dated December 7, 2005 to the Shareholder Servicing
                 Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 - Incorporated by reference to Initial Registration Statement on Form N-4 (File No.333-134760), as filed on June 6, 2006.

          (8.15) Amendment dated April 28, 2006 to the Shareholder Servicing
                 Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and December 7, 2005 - Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.

          (8.16) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. - Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

          (8.17) Amendment dated November 9, 1998 to Fund Participation
                 Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. - Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

          (8.18) Second Amendment dated December 31, 1999 to Fund Participation

                 Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. - Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

          (8.19) Third Amendment dated February 11, 2000 to Fund Participation
                 Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. - Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

          (8.20) Fourth Amendment dated May 1, 2000 to Fund Participation
                 Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. - Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

          (8.21) Fifth Amendment dated February 27, 2001 to Fund Participation
                 Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by
                 and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. - Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

          (8.22) Sixth Amendment dated as of June 19, 2001 to Fund Participation
                 Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and
                 February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc.

                 and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series - Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.

          (8.23) Service Agreement effective as of May 1, 1998 between Aeltus
                 Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series - Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

          (8.24) Amendment dated November 4, 1998 and effective as of October
                 15, 1998 to Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series - Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

          (8.25) Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series - Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

          (8.26) Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series
                 - Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File

                 No. 333-01107), as filed on April 4, 2000.

          (8.27) Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series - Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.

          (8.28) Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. - Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

          (8.29) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.

          (8.30) Fifth Amendment dated as of May 1, 1997 to the Fund
                 Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-34370), as filed on September 29, 1997.

          (8.31) Sixth Amendment dated as of November 6, 1997 to the Fund
                 Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 9, 1998.

          (8.32) Seventh Amendment dated as of May 1, 1998 to the Fund
                 Participation Agreement dated February 1, 1994 and amended on December 15, 1994,

                 February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996,
                 May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation - Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

          (8.33) Eighth Amendment dated December 1, 1999 to Fund Participation
                 Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                 1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

          (8.34) Ninth Amendment dated as of August 15, 2007 to the Fund
                 Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1,
                 1998 between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), Variable Insurance Products Fund II and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.

          (8.35) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.

          (8.36) Fifth Amendment, dated as of May 1, 1997 to the Fund
                 Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-34370), as filed on September 29, 1997.

          (8.37) Sixth Amendment dated as of January 20, 1998 to the Fund
                 Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 033-75248), as filed on February 24, 1998.

          (8.38) Seventh Amendment dated as of May 1, 1998 to the Fund
                 Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation - Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

          (8.39) Eighth Amendment dated December 1, 1999 to Fund Participation
                 Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                 1996, May 1, 1997, January 20, 1998 and May 1, 1998 between
                 Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

          (8.40) Ninth Amendment dated as of August 15, 2007 to the Fund
                 Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1,
                 1998 between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), Variable Insurance Products Fund II and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.

          (8.41) Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance Products Fund V and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

          (8.42) Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC - Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

          (8.43) Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation
                 - Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

          (8.44) First Amendment effective April 1, 2005 to Service Contract between Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003
                 - Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

          (8.45) Second Amendment effective April 1, 2006 to Service Contract between Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003
                 - Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

          (8.46) Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. - Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

          (8.47) Fund Participation Agreement dated December 8, 1997 among Janus
                 Aspen Series, Aetna Life Insurance and Annuity Company and Janus Capital Corporation - Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 033-75992), as filed on December 31, 1997.

          (8.48) Amendment dated October 12, 1998 to Fund Participation
                 Agreement dated December 8, 1997 among Janus Aspen Series, Aetna Life Insurance and Annuity Company and Janus Capital Corporation - Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

          (8.49) Second Amendment dated December 1, 1999 to Fund Participation
                 Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation - Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

          (8.50) Amendment dated August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series, Aetna Life Insurance and Annuity Company and Janus Capital Corporation - Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

          (8.51) Letter Agreement dated December 7, 2001 between Janus and Aetna
                 Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund

                 Participation Agreement except with a new effective date of March 28, 2002 - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

          (8.52) Service Agreement effective December 8, 1997 between Janus
                 Capital Corporation and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 033-75992), as filed on December 31, 1997.

          (8.53) First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

          (8.54) Distribution and Shareholder Services Agreement - Service
                 Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

          (8.55) Letter Agreement dated October 19, 2001 between Janus and ALIAC reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002 - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

          (8.56) Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Janus Services LLC, Janus Distributors LLC, Janus Capital Management LLC, Janus Aspen Series, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company - Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.

          (8.57) Fund Participation Agreement dated March 11, 1997 between Aetna
                 Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. - Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

          (8.58) First Amendment dated December 1, 1999 to Fund Participation
                 Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. - Incorporated by reference to Post-Effective Amendment No. 19 to

                 Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

          (8.59) Second Amendment dated May 1, 2004 to Fund Participation
                 Agreement dated March 11, 1997 and amended December 1, 1999 between ING Life Insurance and Annuity Company,
                 OppenheimerFunds, Inc. and Oppenheimer Variable Annuity Account Funds - Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2007.

          (8.60) Service Agreement effective as of March 11, 1997 between
                 OppenheimerFunds, Inc. and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

          (8.61) Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. - Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

          (9)    Not applicable

          (10.1) Application (70059-96) - Incorporated by reference to
                 Post-Effective Amendment No. 3 to Registration Statement on Form S-6 (File No. 033-64277), as filed on February 25, 1998.

          (10.2) Application (70059-96ZNY) - Incorporated by reference to
                 Post-Effective Amendment No. 3 to Registration Statement on Form S-6 (File No. 033-64277), as filed on February 25, 1998.

          (10.3) Application Supplement (70268-97(3/98)) - Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6 (File No. 033-64277), as filed on February 25, 1998.

          (11)   Opinion and Consent of Counsel

          (12)   Not Applicable

          (13)   Not Applicable

          (14)   Not Applicable

          (15) Actuarial Opinion and Consent. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form S-6 (File No. 33-76018) as filed on April 27, 2006.

          (16.1) Consent of Independent Registered Public Accounting Firm
                 (Atlanta)

          (16.2) Consent of Independent Registered Public Accounting Firm
                 (Fort Wayne)

          (17.1) Powers of Attorney

          (17.2) Certificate of Resolution Authorizing Signature by Power of
                 Attorney - Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Variable Life Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form S-6 (File No. 033-76018) and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the Town of Windsor, and State of Connecticut, on this 25th day of April, 2008.

                                          VARIABLE LIFE ACCOUNT B OF
                                          ING LIFE INSURANCE AND ANNUITY COMPANY
                                               (REGISTRANT)


                                      By: ING LIFE INSURANCE AND ANNUITY COMPANY
                                               (DEPOSITOR)


                                      By: Richard T. Mason*
                                          --------------------------------------
                                          Richard T. Mason
                                          President
                                          (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the date indicated.

SIGNATURE                     TITLE                                                           DATE
Richard T. Mason*             President                                               )
----------------------------  (principal executive officer)
Richard T. Mason                                                                      )
                                                                                      )
Thomas J. McInerney*          Director and Chairman                                   )    April
----------------------------
Thomas J. McInerney                                                                   )    25, 2008
                                                                                      )
Kathleen A. Murphy*           Director                                                )
----------------------------
Kathleen A. Murphy                                                                    )
                                                                                      )
Catherine H. Smith*           Director and Senior Vice President                      )
----------------------------
Catherine H. Smith                                                                    )
                                                                                      )
Bridget M. Healy*             Director                                                )
----------------------------
Bridget M. Healy                                                                      )
                                                                                      )
Robert G. Leary*              Director                                                )
----------------------------
Robert G. Leary                                                                       )
                                                                                      )

David A. Wheat*               Director, Executive Vice President and Chief Financial  )
----------------------------  Officer
David A. Wheat                                                                        )
                                                                                      )
Steven T. Pierson*            Senior Vice President and Chief Accounting Officer      )
----------------------------
Steven T. Pierson                                                                     )


By:
    ------------------------------------
      J. Neil McMurdie
      *Attorney-in-Fact

                             VARIABLE LIFE ACCOUNT B
                                  EXHIBIT INDEX

EXHIBIT NO.  EXHIBIT
-----------  -------
99-B.11      Opinion and Consent of Counsel                                     __________

99-B.16.1    Consent of Independent Auditors - Ernst & Young LLP (Hartford)     __________

99-B.16.2    Consent of Independent Auditors - Ernst & Young LLP (Fort Wayne)   __________

99-B.17.1    Powers of Attorney                                                 __________